UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Shareholders

Semiannual Report

for the six-month period ended
April 30, 2018 (unaudited)

Equity Funds

Carillon ClariVest Capital Appreciation Fund

Carillon ClariVest International Stock Fund

Carillon Cougar Tactical Allocation Fund

Carillon Eagle Growth & Income Fund

Carillon Eagle Mid Cap Growth Fund

Carillon Eagle Mid Cap Stock Fund

Carillon Eagle Small Cap Growth Fund

Carillon Eagle Smaller Company Fund

Carillon Scout International Fund

Carillon Scout Mid Cap Fund

Carillon Scout Small Cap Fund

Fixed Income Funds

Carillon Reams Core Bond Fund

Carillon Reams Core Plus Bond Fund

Carillon Reams Unconstrained Bond Fund

President’s Letter1
Investment Portfolios
Carillon ClariVest Capital Appreciation Fund2
Carillon ClariVest International Stock Fund3
Carillon Cougar Tactical Allocation Fund5
Carillon Eagle Growth & Income Fund5
Carillon Eagle Mid Cap Growth Fund6
Carillon Eagle Mid Cap Stock Fund7
Carillon Eagle Small Cap Growth Fund9
Carillon Eagle Smaller Company Fund10
Carillon Scout International Fund12
Carillon Scout Mid Cap Fund13
Carillon Scout Small Cap Fund15
Carillon Reams Core Bond Fund17
Carillon Reams Core Plus Bond Fund19
Carillon Reams Unconstrained Bond Fund22

Statements of Assets and Liabilities26
Statements of Operations30
Statements of Changes in Net Assets34
Financial Highlights38
Notes to Financial Statements48
Understanding Your Ongoing Costs64
Approval of Investment Advisory and Subadvisory Agreements67
Principal Risks69

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President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semiannual report of the Carillon Family of Funds for the six-month period that ended April 30, 2018.

The funds’ investment adviser, Carillon Tower Advisers, Inc. (“Carillon Tower”), acquired Scout Investments, Inc. (“Scout”) and its Reams Asset Management division (“Reams”) following the close of business on November 17, 20171. This acquisition allowed further expansion of the range of distinctive investment teams and strategies that we can offer clients. Scout subadvises small-cap, mid-cap and international funds, as well as Reams’ core, core plus, and unconstrained funds. The investment teams share Carillon Tower’s strong commitment to a client-first focus and the core beliefs that drive their investment culture: that independent investment boutiques can lead to better ideas and that active management can lead to better long-term outcomes.

Each subadviser’s approach is based on research and investment in specific securities, with a focus on persistent, fundamental factors, rather than daily news and price movements. Portfolio managers build unique portfolios based upon the experience and insights of their investment teams.

With regard to the markets: in January, volatility returned amid concerns over inflation, rising interest rates, quantitative tightening, talk of “trade wars”, and the sudden implosion of certain levered short-volatility strategies. Although volatility was high on a relative basis, such market choppiness is not unusual; indeed, investors can reasonably expect to see more unrest across equities and fixed income. We believe that such markets, with movements less tethered to fundamentals, can present specific opportunities for experienced active managers. Evidence suggests that global economic growth remains reasonably strong, as reflected in positive indicators and broad, robust earnings results; however, risk awareness is warranted.

The U.S. Federal Reserve has clearly messaged a program of increasing interest rates this year, along with an unwinding of its quantitative easing program. In addition, recent domestic tax cuts and spending programs may increase the level of federal borrowing. Historically, gradually rising interest rates—from a low level, impelled by stronger economic growth—have not been an impediment to higher stock prices. The investment teams continuously monitor the potential for a flattening yield curve and other macroeconomic-level phenomena, in addition to performing proprietary security-specific research.

As with all investments, I would remind you that investing in any mutual fund carries certain risks. Carefully consider the investment objectives, charges and expenses of any fund before you invest. Contact Carillon Fund Services at 800.421.4184, carillontower.com, or your financial adviser for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

In uncertain times, I believe that there is little substitute for active research and experience. We are grateful for your continued support of the Carillon Family of Funds.

Sincerely,

J. Cooper Abbott, CFA

President

June 25, 2018

1 On June 1, 2017, in connection with the internal restructuring of the investment management business of Raymond James Financial, Inc. (“RJF”), Carillon Tower succeeded Eagle Asset Management, Inc. (“Eagle”) as the investment adviser to the funds in the Carillon Family of Funds. At that time, Carillon Tower entered into a subadvisory agreement with: (1) Eagle with respect to the Carillon Eagle Growth & Income Fund, the Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Mid Cap Stock Fund, Carillon Eagle Small Cap Growth Fund and the Carillon Eagle Smaller Company Fund; (2) Cougar Global Investments, Inc. (“Cougar”) with respect to the Carillon Cougar Tactical Allocation Fund; and (3) ClariVest Asset Management LLC (“ClariVest”) with respect to the Carillon ClariVest Capital Appreciation Fund and the Carillon ClariVest International Stock Fund. Following the close of business on November 17, 2018, Carillon Tower acquired Scout and its Reams asset management division, and seven series of Scout Funds were reorganized into corresponding newly-created series of Carillon Series Trust (“Carillon Scout Funds”). The Carillon Scout Funds are advised by Carillon Tower and subadvised by Scout.

Carillon Tower is a wholly-owned subsidiary of RJF. Eagle, Scout and Carillon Fund Services, Inc. (“CFS”) are wholly-owned subsidiaries of Carillon Tower. Cougar is wholly-owned by Raymond James International Canada, which is wholly-owned by Raymond James International Holdings, a wholly-owned subsidiary of RJF. Eagle owns Carillon Fund Distributors, Inc. (“CFD”) and 45% of ClariVest. CFD serves as the distributor and CFS serves as the shareholder servicing agent to the Carillon Family of Funds.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS—99.6%	Shares	Value
Aerospace & defense—4.7%
General Dynamics Corp.	20,100	$4,046,331
Northrop Grumman Corp.	21,800	7,020,472
The Boeing Co.	31,400	10,473,784

Airlines—0.5%
Delta Air Lines, Inc.	47,900	2,501,338

Auto components—1.5%
Lear Corp.	36,500	6,824,405

Automobiles—0.4%
Thor Industries, Inc.	15,500	1,645,170

Banks—1.0%
Bank of America Corp.	76,500	2,288,880
Zions Bancorp	40,900	2,239,275

Beverages—2.3%
Constellation Brands, Inc., Class A	20,500	4,779,165
The Coca-Cola Co.	131,400	5,677,794

Biotechnology—4.3%
AbbVie, Inc.	72,700	7,019,185
Amgen, Inc.	44,500	7,764,360
Biogen, Inc.*	8,200	2,243,520
Celgene Corp.*	27,500	2,395,250

Building products—1.3%
Owens Corning	87,900	5,756,571

Capital markets—2.5%
E*TRADE Financial Corp.*	67,000	4,065,560
State Street Corp.	29,600	2,953,488
The Bank of New York Mellon Corp.	80,500	4,388,055

Chemicals—1.5%
LyondellBasell Industries N.V., Class A	48,100	5,085,613
Westlake Chemical Corp.	16,065	1,718,473

Communications equipment—1.0%
Cisco Systems, Inc.	106,800	4,730,172

Containers & packaging—0.5%
Owens-Illinois, Inc.*	101,600	2,065,528

Food & staples retailing—1.0%
Wal-Mart Stores, Inc.	49,800	4,405,308

Food products—2.6%
Archer-Daniels-Midland Co.	67,700	3,072,226
Ingredion, Inc.	22,000	2,663,980
Pinnacle Foods, Inc.	50,500	3,050,200
Tyson Foods, Inc., Class A	45,200	3,168,520

Health care equipment & supplies—2.1%
Edwards Lifesciences Corp.*	38,800	4,941,568
The Cooper Companies, Inc.	20,600	4,711,426

Health care providers & services—6.1%
Aetna, Inc.	31,900	5,711,695
CVS Health Corp.	26,700	1,864,461
Laboratory Corp. of America Holdings*	31,200	5,327,400
UnitedHealth Group, Inc.	62,900	14,869,560

Hotels, restaurants & leisure—3.8%
Dominos Pizza, Inc.	15,900	3,843,507
McDonald’s Corp.	54,000	9,041,760
Wyndham Worldwide Corp.	38,700	4,419,927

COMMON STOCKS—99.6%	Shares	Value
Household durables—1.3%
D.R. Horton, Inc.	136,500	$ 6,025,110

Insurance—0.6%
The Progressive Corp.	42,300	2,550,267

Internet & direct marketing retail—4.9%
Amazon.com, Inc.*	14,200	22,239,046

Internet software & services—10.7%
Alphabet, Inc., Class A*	12,114	12,339,078
Alphabet, Inc., Class C*	12,212	12,423,634
eBay, Inc.*	138,100	5,231,228
Facebook, Inc., Class A*	110,400	18,988,800

IT services—7.7%
Amdocs Ltd.	48,500	3,261,625
Fiserv, Inc.*	72,800	5,158,608
Global Payments, Inc.	21,900	2,475,795
MasterCard, Inc., Class A	53,430	9,524,966
Visa, Inc., Class A	69,300	8,792,784
Worldpay, Inc., Class A*	74,446	6,046,504

Life sciences tools & services—1.6%
Thermo Fisher Scientific, Inc.	34,400	7,236,040

Machinery—3.7%
Caterpillar, Inc.	52,800	7,622,208
Ingersoll-Rand PLC	32,700	2,743,203
Oshkosh Corp.	35,400	2,554,464
Parker-Hannifin Corp.	13,800	2,271,756
Stanley Black & Decker, Inc.	11,900	1,684,921

Media—0.5%
Comcast Corp., Class A	79,000	2,479,810

Metals & mining—1.2%
Steel Dynamics, Inc.	118,500	5,309,985

Multiline retail—0.7%
Kohl’s Corp.	54,133	3,362,742

Oil, gas & consumable fuels—0.8%
Valero Energy Corp.	32,500	3,605,225

Pharmaceuticals—1.8%
Johnson & Johnson	37,900	4,793,971
Merck & Co., Inc.	58,700	3,455,669

Semiconductors & semiconductor equipment—4.8%
Applied Materials, Inc.	144,600	7,182,282
KLA-Tencor Corp.	19,800	2,014,452
Lam Research Corp.	33,100	6,125,486
NVIDIA Corp.	29,400	6,612,060

Software—10.5%
Activision Blizzard, Inc.	64,300	4,266,305
Adobe Systems, Inc.*	30,700	6,803,120
Electronic Arts, Inc.*	41,800	4,931,564
Microsoft Corp.	285,000	26,653,200
Synopsys, Inc.*	62,200	5,318,722

Specialty retail—3.1%
Ross Stores, Inc.	36,700	2,967,195
The Home Depot, Inc.	59,600	11,014,080

Technology hardware, storage & peripherals—6.4%
Apple, Inc.	150,166	24,816,433
NetApp, Inc.	65,400	4,354,332

2	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value
Textiles, apparel & luxury goods—1.5%
PVH Corp.	43,500	$ 6,945,645

Trading companies & distributors—0.7%
United Rentals, Inc.*	20,300	3,045,000
Total common stocks (cost $283,518,085)		454,001,242

Total investment portfolio (cost $283,518,085)—99.6%		454,001,242

Other assets in excess of liabilities—0.4%		2,040,183

Total net assets—100.0%		$456,041,425

* Non-income producing security

Sector allocation
Sector	Percent of net assets
Information technology	41.2%
Consumer discretionary	17.7%
Health care	15.9%
Industrials	10.9%
Consumer staples	5.9%
Financials	4.1%
Materials	3.1%
Energy	0.8%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS—93.3%	Shares	Value
Australia—2.8%
Link Administration Holdings Ltd.	26,735	$166,354
Origin Energy Ltd*	28,568	208,568
Qantas Airways Ltd.	31,764	137,372
St Barbara Ltd.	20,657	65,901

Belgium—1.0%
Anheuser-Busch InBev S.A./N.V.	2,174	215,951

Denmark—1.4%
Danske Bank A/S	5,411	188,314
DFDS A/S	1,775	110,510

France—8.2%
Atos SE	1,439	194,265
BNP Paribas S.A.	2,215	170,996
Cie Generale des Etablissements Michelin	1,311	184,356
Credit Agricole S.A.	9,828	161,841
Eiffage S.A.	2,748	327,099
ENGIE S.A.	4,366	76,586
Renault S.A.	1,894	205,274
Sanofi	2,635	208,329
VINCI S.A.	1,704	170,372

Germany—7.3%
Allianz SE	1,782	421,485
BASF SE	2,024	210,584
Covestro AG	3,863	351,010

COMMON STOCKS—93.3%	Shares	Value
Germany (cont’d)
Daimler AG	1,706	$ 134,122
Deutsche Lufthansa AG	2,923	84,958
Leoni AG	1,989	124,566
Siltronic AG	649	103,922
TAG Immobilien AG	4,176	88,247

Hong Kong—2.0%
CK Asset Holdings Ltd.	6,172	53,282
Kerry Properties Ltd.	13,000	62,147
Xinyi Glass Holdings Ltd.*	202,000	290,395

Israel—1.4%
Bank Leumi Le-Israel B.M.	13,380	78,937
Israel Discount Bank Ltd., Class A*	48,594	134,553
Tower Semiconductor Ltd.*	2,763	72,058

Italy—2.3%
Enel SpA	57,052	361,922
Intesa Sanpaolo SpA	31,288	119,018

Japan—27.9%
ANA Holdings, Inc.	2,600	102,919
Asahi Group Holdings Ltd.	7,200	364,217
Cosmo Energy Holdings Co. Ltd.	1,900	62,592
Fujitsu Ltd.	13,000	78,812
Fukuoka Financial Group, Inc.	13,000	69,604
Hanwa Co. Ltd.	2,500	109,230
Haseko Corp.	5,100	80,221
Hitachi Ltd.	51,000	372,226
Honda Motor Co. Ltd.	6,400	220,070
ITOCHU Corp.	24,200	483,962
JFE Holdings, Inc.	6,300	129,291
JXTG Holdings, Inc.	30,600	199,474
KDDI Corp.	3,800	102,006
Kyocera Corp.	2,500	159,733
Marubeni Corp.	57,700	433,302
Mitsubishi Chemical Holdings Corp.	9,000	85,136
Mitsubishi UFJ Financial Group, Inc.	33,100	221,814
Mitsui Chemicals, Inc.	5,100	146,198
Nichirei Corp.	3,800	110,084
Nippon Electric Glass Co. Ltd.	2,600	74,927
Nippon Light Metal Holdings Co. Ltd.	13,400	35,819
Nippon Suisan Kaisha Ltd.	10,900	59,073
Nippon Telegraph & Telephone Corp.	7,600	360,659
Nipro Corp.	6,400	92,115
Penta-Ocean Construction Co. Ltd.	11,500	90,630
SCREEN Holdings Co. Ltd.	1,300	106,333
SoftBank Group Corp.	2,500	191,022
Sony Corp.	3,800	177,483
Sumitomo Corp.	11,500	206,431
Sumitomo Mitsui Financial Group, Inc.	3,800	158,377
The Hiroshima Bank Ltd.	8,800	66,966
The Kansai Electric Power Co., Inc.	5,100	71,358
Tokyo Electron Ltd.	1,300	249,669
Toyota Motor Corp.	5,100	334,419

Netherlands—5.2%
Aegon N.V.	17,580	128,840
AerCap Holdings N.V.*	2,000	104,260
ASR Nederland N.V.	6,085	286,991
NN Group N.V.	7,626	365,474
NXP Semiconductors N.V.*	1,800	188,820

The accompanying notes are an integral part of the financial statements	3

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—93.3%	Shares	Value
Norway—0.6%
Aker BP ASA	3,548	$ 116,373
Singapore—2.6%
DBS Group Holdings Ltd.	8,900	205,342
Oversea-Chinese Banking Corp. Ltd.	26,500	273,708
Yanlord Land Group Ltd.	40,700	51,899

Spain—1.5%
Banco Santander S.A.	18,377	118,732
Iberdrola S.A.	15,430	119,211
Repsol S.A.	3,778	72,095

Sweden—2.6%
Ahlsell AB	23,832	142,302
Boliden AB	2,597	89,985
Svenska Cellulosa AB SCA, Class B	7,269	80,502
Tele2 AB, Class B	8,808	114,169
Volvo AB, Class B	7,078	119,946

Switzerland—11.7%
Baloise Holding AG	1,757	278,493
Bossard Holding AG, Class A	166	34,018
Lonza Group AG*	1,221	298,329
Nestle S.A.	5,614	434,917
Novartis AG	5,241	403,422
Sika AG	25	181,406
Straumann Holding AG	280	190,072
Swiss Life Holding AG*	547	191,351
UBS Group AG*	10,949	183,778
Zurich Insurance Group AG	751	239,896

United Kingdom—14.8%
3i Group PLC	19,458	251,169
Ashtead Group PLC	5,678	157,695
Aviva PLC	20,365	147,966
Barclays PLC	44,882	127,964
Bellway PLC	3,005	136,928
BP PLC	49,329	366,416
Carnival PLC	3,412	221,766
Electrocomponents PLC	8,148	68,117
Glencore PLC*	29,436	141,794
HSBC Holdings PLC	15,960	158,899
Lloyds Banking Group PLC	149,870	132,928
Persimmon PLC	2,699	100,823
Redrow PLC	7,571	65,241
Royal Dutch Shell PLC, Class B	14,704	524,919
Standard Chartered PLC	13,113	137,740
Tesco PLC	105,413	341,428
Total common stocks (cost $16,833,025)		19,385,590

PREFERRED STOCKS—1.1%
Germany—1.1%
Volkswagen AG	1,138	234,695
Total preferred stocks (cost $215,532)		234,695

EXCHANGE TRADED FUNDS—1.0%	Shares	Value
United States—1.0%
iShares MSCI EAFE ETF	2,900	$ 205,146
Total exchange traded funds (cost $203,653)		205,146

Total investment portfolio (cost $17,252,210)—95.4%		19,825,431

Other assets in excess of liabilities—4.6%		957,040

Total net assets—100.0%		$20,782,471

* Non-income producing security

ETF—Exchange Traded Fund

Sector allocation
Sector	Percent of net assets
Financials	24.2%
Industrials	13.6%
Consumer discretionary	12.1%
Information technology	8.8%
Energy	7.5%
Consumer staples	7.3%
Materials	7.3%
Health care	5.7%
Telecommunication services	3.7%
Utilities	3.0%
Real estate	1.2%
Exchange traded funds	1.0%

Industry allocation
Industry	Value	Percent of net assets
Banks	$2,525,733	12.2%
Insurance	2,060,496	9.9%
Trading companies & distributors	1,671,200	8.0%
Oil, gas & consumable fuels	1,550,438	7.5%
Automobiles	1,128,581	5.4%
Chemicals	974,334	4.7%
Semiconductors & semiconductor equipment	720,802	3.5%
Electronic equipment, instruments & components	675,004	3.2%
Pharmaceuticals	611,751	2.9%
Food products	604,074	2.9%
Auto components	599,317	2.9%
Construction & engineering	588,100	2.8%
Beverages	580,168	2.8%
Household durables	560,696	2.7%
Electric utilities	552,491	2.7%

4	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)
Industry allocation (cont’d)
Industry	Value	Percent of net assets
Metals & mining	$462,790	2.2%
IT services	439,431	2.1%
Capital markets	434,947	2.1%
Wireless telecommunication services	407,196	2.0%
Diversified telecommunication services	360,659	1.7%
Food & staples retailing	341,428	1.6%
Airlines	325,248	1.6%
Life sciences tools & services	298,329	1.4%
Health care equipment & supplies	282,186	1.4%
Real estate management & development	255,576	1.2%
Hotels, restaurants & leisure	221,766	1.1%
Exchange traded funds	205,146	1.0%
Machinery	119,946	0.6%
Marine	110,510	0.5%
Paper & forest products	80,502	0.4%
Multi-utilities	76,586	0.4%

CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS—98.9%	Shares	Value
Domestic—81.5%
Equity—68.1%
iShares Core S&P 500 ETF	30,914	$8,232,707
iShares Core S&P Mid-Cap ETF	7,966	1,489,323
iShares Core S&P Small-Cap ETF	19,358	1,506,440

Fixed Income—13.4%
iShares Core U.S. Aggregate Bond ETF	20,889	2,214,234
Total domestic exchange traded funds (cost $13,016,547)		13,442,704

Foreign—17.4%
Equity—17.4%
iShares Core MSCI Emerging Markets ETF	20,225	1,149,791
iShares MSCI Eurozone ETF	19,465	862,884
iShares MSCI Japan ETF	14,125	856,540
Total foreign exchange traded funds (cost $2,911,415)		2,869,215

Total exchange traded funds (cost $15,927,962)		16,311,919

Total investment portfolio (cost $15,927,962)—98.9%		16,311,919

Other assets in excess of liabilities—1.1%		183,377

Total net assets—100.0%		$16,495,296

ETF—Exchange Traded Fund

Asset allocation
Asset class	Percent of net assets
Equity	85.5%
Fixed income	13.4%

CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS—98.7%	Shares	Value
Aerospace & defense—3.6%
Lockheed Martin Corp.	66,371	$21,294,472

Banks—11.7%
JPMorgan Chase & Co.	242,597	26,389,702
The PNC Financial Services Group, Inc.	169,707	24,711,036
Wells Fargo & Co.	337,744	17,549,178

Beverages—5.3%
PepsiCo, Inc.	132,319	13,356,280
The Coca-Cola Co.	403,492	17,434,889

Chemicals—2.2%
DowDuPont, Inc.	206,943	13,087,075

Communications equipment—3.5%
Cisco Systems, Inc.	460,974	20,416,538

Diversified telecommunication services—2.8%
AT&T, Inc.	497,789	16,277,700

Electric utilities—2.2%
Great Plains Energy, Inc.	394,709	12,918,825

Equity real estate investment trusts (REITs)—6.7%
Camden Property Trust	89,126	7,611,361
Crown Castle International Corp.	141,008	14,223,477
Prologis, Inc.	192,575	12,500,043
Simon Property Group, Inc.	31,203	4,878,277

Food & staples retailing—2.3%
Sysco Corp.	217,549	13,605,514

Health care equipment & supplies—4.0%
Abbott Laboratories	232,859	13,536,094
Medtronic PLC	123,380	9,886,439

Hotels, restaurants & leisure—5.7%
Carnival Corp.	321,837	20,295,041
McDonald’s Corp.	77,985	13,057,809

Household products—1.9%
The Procter & Gamble Co.	152,105	11,003,276

Industrial conglomerates—5.8%
3M Co.	64,045	12,449,708
Honeywell International, Inc.	148,309	21,457,346

Media—3.3%
Cinemark Holdings, Inc.	493,782	19,341,441

Multi-utilities—2.2%
Sempra Energy	113,837	12,726,977

Oil, gas & consumable fuels—9.2%
Chevron Corp.	147,861	18,498,890
Occidental Petroleum Corp.	218,702	16,896,916
TOTAL S.A., Sponsored ADR	292,565	18,317,495

The accompanying notes are an integral part of the financial statements	5

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE GROWTH & INCOME FUND (cont’d)
COMMON STOCKS—98.7%	Shares	Value
Pharmaceuticals—9.3%
Johnson & Johnson	157,046	$ 19,864,749
Merck & Co., Inc.	236,593	13,928,230
Pfizer, Inc.	573,756	21,005,207

Road & rail—2.9%
Union Pacific Corp.	128,406	17,158,894

Software—4.5%
Microsoft Corp.	279,411	26,130,517

Specialty retail—3.6%
The Home Depot, Inc.	113,792	21,028,761

Technology hardware, storage & peripherals—3.8%
Apple, Inc.	135,662	22,419,502

Tobacco—2.2%
Altria Group, Inc.	227,022	12,738,204
Total common stocks (cost $387,913,490)		577,995,863

Total investment portfolio (cost $387,913,490)—98.7%		577,995,863

Other assets in excess of liabilities—1.3%		7,753,146

Total net assets—100.0%		$585,749,009

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Health care	13.4%
Consumer discretionary	12.6%
Industrials	12.3%
Information technology	11.8%
Financials	11.7%
Consumer staples	11.6%
Energy	9.2%
Real estate	6.7%
Utilities	4.4%
Telecommunication services	2.8%
Materials	2.2%

CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS—97.9%	Shares	Value
Aerospace & defense—2.1%
Harris Corp.	209,302	$32,739,019
Hexcel Corp.	515,975	34,296,858

Air freight & logistics—1.0%
C.H. Robinson Worldwide, Inc.	340,444	31,331,061

Airlines—1.5%
Delta Air Lines, Inc.	437,124	22,826,615
Southwest Airlines Co.	516,097	27,265,405

COMMON STOCKS—97.9%	Shares	Value
Auto components—0.8%
Aptiv PLC	298,286	$ 25,229,030

Banks—2.2%
Synovus Financial Corp.	666,717	34,849,297
Western Alliance Bancorp*	622,113	36,692,225

Beverages—2.8%
Constellation Brands, Inc., Class A	180,546	42,090,689
Monster Beverage Corp.*	911,725	50,144,875

Biotechnology—1.1%
BioMarin Pharmaceutical, Inc.*	279,498	23,340,878
Incyte Corp.*	226,750	14,044,895

Building products—2.3%
A.O. Smith Corp.	468,057	28,715,297
Allegion PLC	284,995	21,995,914
Fortune Brands Home & Security, Inc.	442,674	24,209,841

Capital markets—3.8%
Ameriprise Financial, Inc.	383,720	53,801,381
MarketAxess Holdings, Inc.	169,173	33,602,833
Moody’s Corp.	227,794	36,948,187

Chemicals—2.6%
Huntsman Corp.	958,574	28,536,748
International Flavors & Fragrances, Inc.	178,207	25,173,521
The Sherwin-Williams Co.	84,977	31,242,644

Commercial services & supplies—2.5%
Waste Connections, Inc.	1,118,085	80,837,545

Construction materials—1.6%
Martin Marietta Materials, Inc.	261,627	50,957,091

Containers & packaging—1.0%
Ball Corp.	805,398	32,288,406

Distributors—1.2%
Pool Corp.	281,958	39,138,590

Diversified consumer services—0.7%
Bright Horizons Family Solutions, Inc.*	240,459	22,814,750

Diversified telecommunication services—0.8%
Zayo Group Holdings, Inc.*	727,682	26,414,857

Electronic equipment, instruments & components—5.8%
Amphenol Corp., Class A	364,301	30,495,636
Coherent, Inc.*	281,969	47,432,825
FLIR Systems, Inc.	634,140	33,958,197
IPG Photonics Corp.*	177,061	37,719,305
Keysight Technologies, Inc.*	772,638	39,929,932

Equity real estate investment trusts (REITs)—2.0%
SBA Communications Corp.*	412,057	66,023,893

Food products—0.6%
The Hain Celestial Group, Inc.*	723,706	21,081,556

Health care equipment & supplies—7.1%
ABIOMED, Inc.*	175,180	52,720,421
Align Technology, Inc.*	198,314	49,548,753
Edwards Lifesciences Corp.*	384,727	48,998,830
IDEXX Laboratories, Inc.*	249,314	48,489,080
Intuitive Surgical, Inc.*	73,987	32,611,990

Health care providers & services—1.9%
Centene Corp.*	316,738	34,391,412
Cigna Corp.	154,619	26,566,637

6	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—97.9%	Shares	Value

Hotels, restaurants & leisure—4.8%
ILG, Inc.	1,273,887	$ 43,477,763
MGM Resorts International	1,339,375	42,083,162
Royal Caribbean Cruises Ltd.	294,498	31,861,739
Vail Resorts, Inc.	164,202	37,653,161

Household durables—0.8%
Lennar Corp., Class A	464,178	24,550,374

Insurance—2.2%
The Progressive Corp.	1,166,406	70,322,618

Internet & direct marketing retail—2.4%
Qurate Retail Group, Inc. QVC Group, Class A*	2,376,069	55,623,775
TripAdvisor, Inc.*	561,804	21,022,706

Internet software & services—0.8%
Spotify Technology S.A.*	164,262	26,556,237

IT services—3.7%
DXC Technology Co.	471,618	48,604,951
Square, Inc., Class A*	853,686	40,413,495
Worldpay, Inc., Class A*	382,639	31,077,940

Leisure products—1.2%
Brunswick Corp.	659,673	39,501,219

Life sciences tools & services—2.1%
Illumina, Inc.*	191,980	46,253,742
IQVIA Holdings, Inc.*	236,395	22,637,185

Machinery—1.1%
WABCO Holdings, Inc.*	273,229	35,243,809

Media—3.0%
Lions Gate Entertainment Corp., Class A	749,023	18,643,183
Lions Gate Entertainment Corp., Class B	310,166	7,140,021
Sirius XM Holdings, Inc.	11,196,488	70,873,769

Multiline retail—1.0%
Dollar Tree, Inc.*	332,281	31,862,425

Oil, gas & consumable fuels—3.3%
Diamondback Energy, Inc.*	378,793	48,655,961
RSP Permian, Inc.*	1,212,572	60,155,697

Pharmaceuticals—1.7%
Zoetis, Inc.	679,372	56,713,975

Professional services—3.3%
IHS Markit Ltd.*	811,137	39,851,161
TransUnion*	1,050,949	68,217,099

Road & rail—1.0%
Old Dominion Freight Line, Inc.	254,205	34,027,881

Semiconductors & semiconductor equipment—5.5%
Advanced Micro Devices, Inc.*	4,465,032	48,579,548
Maxim Integrated Products, Inc.	546,982	29,810,519
Microchip Technology, Inc.	478,434	40,025,788
Micron Technology, Inc.*	582,157	26,767,579
NVIDIA Corp.	157,770	35,482,473

Software—10.4%
Autodesk, Inc.*	327,081	41,179,498
Electronic Arts, Inc.*	389,650	45,970,907
PTC, Inc.*	401,790	33,087,406
ServiceNow, Inc.*	224,783	37,345,448
Splunk, Inc.*	475,902	48,851,340

COMMON STOCKS—97.9%	Shares	Value
Software (cont’d)
Synopsys, Inc.*	364,550	$ 31,172,671
Tableau Software, Inc., Class A*	387,396	32,948,030
The Ultimate Software Group, Inc.*	127,964	30,701,123
Tyler Technologies, Inc.*	165,034	36,129,243

Specialty retail—2.3%
Burlington Stores, Inc.*	553,128	75,142,439

Trading companies & distributors—1.9%
United Rentals, Inc.*	262,945	39,441,750
W.W. Grainger, Inc.	83,009	23,354,582
Total common stocks (cost $2,454,374,514)		3,190,512,311

Total investment portfolio (cost $2,454,374,514)—97.9%		3,190,512,311

Other assets in excess of liabilities—2.1%		69,874,596

Total net assets—100.0%		$3,260,386,907

* Non-income producing security

Sector allocation
Sector	Percent of net assets
Information technology	26.2%
Consumer discretionary	18.0%
Industrials	16.7%
Health care	14.0%
Financials	8.2%
Materials	5.2%
Consumer staples	3.5%
Energy	3.3%
Real estate	2.0%
Telecommunication services	0.8%

CARILLON EAGLE MID CAP STOCK FUND
COMMON STOCKS—96.9%	Shares	Value
Auto components—1.4%
Aptiv PLC	39,555	$3,345,562

Banks—7.7%
Chemical Financial Corp.	43,584	2,392,326
First Hawaiian, Inc.	109,712	3,022,566
First Republic Bank	38,060	3,534,632
Synovus Financial Corp.	45,894	2,398,879
Western Alliance Bancorp*	40,794	2,406,030
Zions Bancorp	86,963	4,761,224

Beverages—4.0%
Constellation Brands, Inc., Class A	27,568	6,426,928
Monster Beverage Corp.*	56,786	3,123,230

Biotechnology—0.7%
BioMarin Pharmaceutical, Inc.*	19,596	1,636,462

Capital markets—4.7%
Lazard Ltd., Class A	59,395	3,232,276

The accompanying notes are an integral part of the financial statements	7

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—96.9%	Shares	Value
Capital markets (cont’d)
MarketAxess Holdings, Inc.	12,253	$ 2,433,813
Moody’s Corp.	14,976	2,429,107
NASDAQ, Inc.	35,992	3,178,814

Chemicals—2.0%
Huntsman Corp.	41,753	1,242,987
International Flavors & Fragrances, Inc.	11,967	1,690,458
The Sherwin-Williams Co.	4,973	1,828,373

Commercial services & supplies—1.7%
Waste Connections, Inc.	58,648	4,240,250

Construction & engineering—0.9%
Quanta Services, Inc.*	68,272	2,218,840

Construction materials—1.3%
Martin Marietta Materials, Inc.	15,744	3,066,459

Containers & packaging—0.5%
Ball Corp.	30,728	1,231,886

Distributors—2.8%
LKQ Corp.*	142,531	4,421,312
Pool Corp.	16,410	2,277,872

Diversified consumer services—1.8%
Bright Horizons Family Solutions, Inc.*	44,969	4,266,659

Diversified telecommunication services—0.7%
Zayo Group Holdings, Inc.*	46,521	1,688,712

Electrical equipment—2.7%
AMETEK, Inc.	93,033	6,493,703

Electronic equipment, instruments & components—4.9%
Amphenol Corp., Class A	53,482	4,476,978
Cognex Corp.	48,720	2,253,300
FLIR Systems, Inc.	95,263	5,101,334

Equity real estate investment trusts (REITs)—2.2%
Crown Castle International Corp.	18,698	1,886,068
SBA Communications Corp.*	20,901	3,348,967

Food products—0.6%
The Hain Celestial Group, Inc.*	50,154	1,460,986

Health care equipment & supplies—6.3%
ABIOMED, Inc.*	12,339	3,713,422
Align Technology, Inc.*	13,962	3,488,406
Intuitive Surgical, Inc.*	4,903	2,161,144
Teleflex, Inc.	11,975	3,207,863
West Pharmaceutical Services, Inc.	29,066	2,563,912

Health care providers & services—4.2%
Centene Corp.*	34,057	3,697,909
Laboratory Corp. of America Holdings*	38,020	6,491,915

Health care technology—1.4%
Medidata Solutions, Inc.*	48,068	3,430,132

Hotels, restaurants & leisure—1.4%
Wyndham Worldwide Corp.	30,081	3,435,551

Household durables—1.8%
Mohawk Industries, Inc.*	20,802	4,365,924

Industrial conglomerates—2.3%
Roper Technologies, Inc.	20,887	5,518,137

COMMON STOCKS—96.9%	Shares	Value
Insurance—3.7%
Arch Capital Group Ltd.*	58,630	$ 4,698,022
The Progressive Corp.	70,067	4,224,339

IT services—3.4%
Amdocs Ltd.	36,978	2,486,770
Fiserv, Inc.*	54,803	3,883,341
Gartner, Inc.*	15,332	1,859,618

Life sciences tools & services—1.9%
Agilent Technologies, Inc.	70,327	4,623,297

Machinery—3.3%
Snap-on, Inc.	29,352	4,263,378
The Middleby Corp.*	29,625	3,728,010

Media—0.9%
Omnicom Group, Inc.	31,222	2,299,813

Multiline retail—1.1%
Dollar Tree, Inc.*	27,521	2,638,989

Oil, gas & consumable fuels—3.6%
Concho Resources, Inc.*	34,343	5,399,063
Diamondback Energy, Inc.*	25,037	3,216,003

Pharmaceuticals—3.1%
Catalent, Inc.*	63,462	2,608,923
Zoetis, Inc.	57,378	4,789,915

Professional services—1.3%
Verisk Analytics, Inc.*	29,180	3,106,211

Road & rail—2.5%
Genesee & Wyoming, Inc., Class A*	36,903	2,627,494
J.B. Hunt Transport Services, Inc.	29,243	3,434,005

Semiconductors & semiconductor equipment—3.9%
Analog Devices, Inc.	25,440	2,222,184
Microchip Technology, Inc.	62,602	5,237,283
Skyworks Solutions, Inc.	21,697	1,882,432

Software—7.1%
ANSYS, Inc.*	15,294	2,472,428
Nice Ltd., Sponsored ADR*	83,181	7,916,336
The Ultimate Software Group, Inc.*	28,319	6,794,294

Specialty retail—0.8%
Ulta Beauty, Inc.*	7,908	1,984,196

Textiles, apparel & luxury goods—1.3%
PVH Corp.	20,127	3,213,678

Trading companies & distributors—1.0%
Fastenal Co.	46,582	2,328,634
Total common stocks (cost $164,739,675)		233,529,964

Total investment portfolio (cost $164,739,675)—96.9%		233,529,964

Other assets in excess of liabilities—3.1%		7,587,956

Total net assets—100.0%		$241,117,920

* Non-income producing security

ADR—American depository receipt

8	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE MID CAP STOCK FUND (cont’d)
Sector allocation
Sector	Percent of net assets
Information technology	19.3%
Health care	17.6%
Financials	16.0%
Industrials	15.7%
Consumer discretionary	13.4%
Consumer staples	4.6%
Materials	3.8%
Energy	3.6%
Real estate	2.2%
Telecommunication services	0.7%

CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—97.5%	Shares	Value
Aerospace & defense—1.4%
Hexcel Corp.	1,056,896	$70,251,877

Airlines—1.0%
JetBlue Airways Corp.*	2,751,539	52,802,033

Auto components—1.2%
Visteon Corp.*	516,321	64,250,985

Banks—4.2%
Synovus Financial Corp.	1,863,200	97,389,464
Texas Capital Bancshares, Inc.*	658,553	64,966,253
UMB Financial Corp.	690,838	52,904,374

Biotechnology—9.9%
Acceleron Pharma, Inc.*	657,640	22,958,212
Aimmune Therapeutics, Inc.*	964,906	29,950,682
Akebia Therapeutics, Inc.*	2,060,804	18,980,005
Amicus Therapeutics, Inc.*	1,859,320	26,309,378
Atara Biotherapeutics, Inc.*	1,286,445	51,908,056
Avexis, Inc.*	217,163	46,181,884
Biohaven Pharmaceutical Holding Co. Ltd.*	690,417	20,132,560
Bluebird Bio, Inc.*	152,795	25,998,069
Exact Sciences Corp.*	640,938	32,053,309
FibroGen, Inc.*	708,315	32,192,917
Heron Therapeutics, Inc.*	1,274,695	38,623,258
Ligand Pharmaceuticals, Inc.*	224,422	34,751,747
Progenics Pharmaceuticals, Inc.*	3,948,024	25,701,636
Puma Biotechnology, Inc.*	207,820	13,248,525
Sage Therapeutics, Inc.*	262,656	37,801,452
Sarepta Therapeutics, Inc.*	695,904	53,139,229

Building products—2.5%
Builders FirstSource, Inc.*	3,393,907	61,870,925
Trex Co., Inc.*	655,950	68,140,086

Capital markets—0.7%
Stifel Financial Corp.	662,802	38,628,101

Chemicals—2.6%
Quaker Chemical Corp.	683,441	100,458,993
Sensient Technologies Corp.	546,716	36,438,621

COMMON STOCKS—97.5%	Shares	Value
Commercial services & supplies—1.2%
Ritchie Bros Auctioneers, Inc.	1,149,455	$ 37,621,662
The Brink’s Co.	345,004	25,461,295

Communications equipment—1.2%
Infinera Corp.*	2,768,997	32,452,645
Lumentum Holdings, Inc.*	594,857	30,010,536

Construction materials—0.7%
Summit Materials, Inc., Class A*	1,366,287	38,447,316

Consumer finance—1.8%
FirstCash, Inc.	370,597	32,130,760
Green Dot Corp., Class A*	958,585	58,291,554

Distributors—1.3%
Pool Corp.	464,924	64,536,100

Diversified consumer services—1.1%
Bright Horizons Family Solutions, Inc.*	408,510	38,759,429
Weight Watchers International, Inc.*	227,826	15,959,211

Electrical equipment—1.3%
Acuity Brands, Inc.	268,780	32,191,781
Thermon Group Holdings, Inc.*	1,591,313	36,266,023

Electronic equipment, instruments & components—5.6%
Cognex Corp.	1,511,418	69,903,083
Coherent, Inc.*	566,591	95,311,938
IPG Photonics Corp.*	377,447	80,407,534
Littelfuse, Inc.	226,749	42,383,923

Equity real estate investment trusts (REITs)—1.1%
Seritage Growth Properties, Class A	1,032,564	36,728,301
The GEO Group, Inc.	875,075	19,689,188

Food & staples retailing—0.9%
Casey’s General Stores, Inc.	481,543	46,517,054

Health care equipment & supplies—3.6%
Insulet Corp.*	404,355	34,774,530
Merit Medical Systems, Inc.*	923,823	44,805,415
NuVasive, Inc.*	739,039	39,324,265
Penumbra, Inc.*	361,292	44,926,660
West Pharmaceutical Services, Inc.	235,498	20,773,279

Health care providers & services—2.6%
Encompass Health Corp.	791,396	48,132,705
HealthEquity, Inc.*	752,482	49,415,493
Tivity Health, Inc.*	992,903	35,694,863

Health care technology—3.9%
Cotiviti Holdings, Inc.*	1,393,443	48,129,521
Evolent Health, Inc., Class A*	1,501,931	24,781,862
Medidata Solutions, Inc.*	511,726	36,516,767
Omnicell, Inc.*	500,403	21,567,369
Teladoc, Inc.*	1,663,489	71,530,027

Hotels, restaurants & leisure—4.1%
Dave & Buster’s Entertainment, Inc.*	615,426	26,149,451
Penn National Gaming, Inc.*	2,322,613	70,398,400
Planet Fitness, Inc., Class A*	2,344,082	94,443,064
Wingstop, Inc.	419,119	20,478,154

Household durables—1.3%
Universal Electronics, Inc.*	1,502,697	69,574,871

Insurance—1.6%
Enstar Group Ltd.*	244,572	51,396,806

The accompanying notes are an integral part of the financial statements	9

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—97.5%	Shares	Value
Insurance (cont’d)
ProAssurance Corp.	628,094	$ 29,708,846

Internet & direct marketing retail—1.0%
Nutrisystem, Inc.	1,827,262	52,990,598

Internet software & services—1.3%
Cornerstone OnDemand, Inc.*	1,509,541	66,616,044

IT services—0.5%
Everi Holdings, Inc.*	3,839,352	24,610,246

Life sciences tools & services—1.4%
PRA Health Sciences, Inc.*	884,003	72,638,527

Machinery—5.5%
Chart Industries, Inc.*	1,216,688	69,034,877
Graco, Inc.	947,349	41,673,883
John Bean Technologies Corp.	634,254	68,340,868
WABCO Holdings, Inc.*	378,643	48,841,161
Woodward, Inc.	777,879	55,960,615

Multiline retail—0.9%
Ollie’s Bargain Outlet Holdings, Inc.*	782,688	48,683,194

Oil, gas & consumable fuels—2.9%
Diamondback Energy, Inc.*	237,455	30,501,095
RSP Permian, Inc.*	2,452,232	121,655,229

Pharmaceuticals—2.2%
Catalent, Inc.*	584,355	24,022,834
Nektar Therapeutics*	720,425	60,270,756
Zogenix, Inc.*	693,531	27,255,768

Professional services—0.3%
WageWorks, Inc.*	349,189	14,543,722

Road & rail—1.1%
Landstar System, Inc.	583,979	59,361,465

Semiconductors & semiconductor equipment—2.4%
Entegris, Inc.	2,077,267	66,887,998
Silicon Laboratories, Inc.*	345,467	32,093,884
Veeco Instruments, Inc.*	1,632,083	25,215,682

Software—14.3%
Ellie Mae, Inc.*	355,896	34,475,646
Guidewire Software, Inc.*	770,979	65,240,243
Imperva, Inc.*	927,014	41,483,876
Manhattan Associates, Inc.*	785,826	33,837,668
Pegasystems, Inc.	1,065,831	65,068,983
Proofpoint, Inc.*	632,558	74,603,891
PTC, Inc.*	1,353,880	111,492,018
RealPage, Inc.*	1,568,452	83,912,182
Tableau Software, Inc., Class A*	592,916	50,427,506
Take-Two Interactive Software, Inc.*	616,713	61,492,453
The Ultimate Software Group, Inc.*	370,970	89,003,122
Tyler Technologies, Inc.*	116,957	25,604,226

Specialty retail—4.7%
Burlington Stores, Inc.*	452,398	61,458,268
Camping World Holdings, Inc., Class A	1,051,949	30,117,300
Floor & Decor Holdings, Inc., Class A*	488,529	27,157,327
Genesco, Inc.*	1,321,749	56,504,770
MarineMax, Inc.*	1,861,655	40,211,748
National Vision Holdings, Inc.*	869,000	28,920,320

COMMON STOCKS—97.5%	Shares	Value
Textiles, apparel & luxury goods—1.4%
Canada Goose Holdings, Inc.*	335,135	$ 12,426,806
Steven Madden Ltd.	1,271,044	61,327,873

Thrifts & mortgage finance—0.8%
LendingTree, Inc.*	182,764	43,570,938
Total common stocks (cost $3,520,255,840)		5,043,159,922

CONTINGENT VALUE RIGHTS—0.0%
Dyax Corp.*(a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594

Total investment portfolio (cost $3,520,398,622)—97.5%		5,043,402,516

Other assets in excess of liabilities—2.5%		126,669,931

Total net assets—100.0%		$5,170,072,447

* Non-income producing security

(a) Security is fair valued, using significant unobservable inputs (Level 3), as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of April 30, 2018, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing 0.0% of the Fund’s net assets.

Sector allocation
Sector	Percent of net assets
Information technology	25.2%
Health care	23.5%
Consumer discretionary	17.1%
Industrials	14.3%
Financials	9.1%
Materials	3.4%
Energy	2.9%
Real estate	1.1%
Consumer staples	0.9%

CARILLON EAGLE SMALLER COMPANY FUND
COMMON STOCKS—99.9%	Shares	Value
Aerospace & defense—3.3%
Astronics Corp.*	13,875	$507,547
Teledyne Technologies, Inc.*	4,450	832,551

Air freight & logistics—0.3%
Radiant Logistics, Inc.*	33,775	119,226

Automobiles—1.5%
Thor Industries, Inc.	5,950	631,533

Banks—0.9%
Hilltop Holdings, Inc.	17,200	385,624

Biotechnology—0.8%
Genomic Health, Inc.*	10,425	330,785

10	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—99.9%	Shares	Value
Capital markets—2.7%
Cohen & Steers, Inc.	15,325	$ 614,532
Financial Engines, Inc.	11,050	493,383

Chemicals—1.6%
Balchem Corp.	7,480	660,035

Commercial services & supplies—2.0%
Healthcare Services Group, Inc.	11,371	439,262
InnerWorkings, Inc.*	36,125	364,862

Construction & engineering—2.5%
Dycom Industries, Inc.*	9,900	1,028,214

Consumer finance—1.7%
Green Dot Corp., Class A*	5,675	345,097
PRA Group, Inc.*	9,597	341,653

Electronic equipment, instruments & components—5.9%
ePlus, Inc.*	11,700	934,245
Fabrinet*	10,550	297,616
II-VI, Inc.*	24,025	915,352
nLight, Inc.*	1,325	33,032
Plexus Corp.*	4,425	242,667

Energy equipment & services—0.3%
Geospace Technologies Corp.*	9,825	103,556

Equity real estate investment trusts (REITs)—1.1%
CareTrust REIT, Inc.	17,975	237,449
QTS Realty Trust, Inc., Class A	6,025	213,225

Food & staples retailing—1.6%
Performance Food Group Co.*	20,575	667,659

Health care equipment & supplies—5.1%
Cutera, Inc.*	9,075	455,111
ICU Medical, Inc.*	4,947	1,245,160
Varex Imaging Corp.*	11,475	412,985

Health care providers & services—12.0%
AMN Healthcare Services, Inc.*	14,700	982,695
BioTelemetry, Inc.*	20,975	801,245
HealthEquity, Inc.*	12,125	796,249
LHC Group, Inc.*	8,103	603,005
Molina Healthcare, Inc.*	8,775	730,519
U.S. Physical Therapy, Inc.	11,375	1,037,969

Health care technology—3.3%
HMS Holdings Corp.*	21,650	389,916
Omnicell, Inc.*	22,475	968,673

Hotels, restaurants & leisure—3.7%
Cracker Barrel Old Country Store, Inc.	5,600	921,704
Lindblad Expeditions Holdings, Inc.*	9,700	106,215
The Cheesecake Factory, Inc.	9,225	479,239

Household durables—3.7%
Installed Building Products, Inc.*	10,550	608,735
iRobot Corp.*	6,325	369,127
LGI Homes, Inc.*	7,875	544,950

Insurance—1.2%
CNO Financial Group, Inc.	22,750	487,760

Internet software & services—6.6%
Carbonite, Inc.*	25,650	797,715
Envestnet, Inc.*	12,725	690,967

COMMON STOCKS—99.9%	Shares	Value
Internet software & services (cont’d)
j2 Global, Inc.	10,875	$ 863,258
The Trade Desk, Inc., Class A*	7,525	385,054

IT services—2.3%
Acxiom Corp.*	6,825	177,313
Jack Henry & Associates, Inc.	2,770	330,960
Virtusa Corp.*	9,225	444,092

Life sciences tools & services—5.4%
Bruker Corp.	25,075	740,465
Cambrex Corp.*	11,975	634,076
PRA Health Sciences, Inc.*	10,375	852,514

Machinery—4.7%
Albany International Corp., Class A	8,775	519,041
Chart Industries, Inc.*	6,975	395,762
Proto Labs, Inc.*	8,500	1,012,775

Media—0.8%
John Wiley & Sons, Inc., Class A	4,831	318,604

Metals & mining—0.6%
Carpenter Technology Corp.	5,025	267,631

Oil, gas & consumable fuels—0.3%
Gulfport Energy Corp.*	15,100	140,430

Pharmaceuticals—3.3%
Impax Laboratories, Inc.*	14,150	266,020
Supernus Pharmaceuticals, Inc.*	23,325	1,093,943

Professional services—3.1%
Insperity, Inc.	10,775	864,694
WageWorks, Inc.*	9,600	399,840

Semiconductors & semiconductor equipment—7.0%
Ambarella, Inc.*	9,775	455,417
Entegris, Inc.	15,700	505,540
Impinj, Inc.*	11,650	143,179
Inphi Corp.*	9,475	270,796
Power Integrations, Inc.	7,528	510,398
Semtech Corp.*	18,374	722,098
Veeco Instruments, Inc.*	17,700	273,465

Software—3.1%
Pegasystems, Inc.	13,775	840,964
The Descartes Systems Group, Inc.*	14,350	424,042

Specialty retail—2.7%
Camping World Holdings, Inc., Class A	10,650	304,909
Monro, Inc.	14,300	800,085

Technology hardware, storage & peripherals—0.8%
Electronics For Imaging, Inc.*	11,850	328,245

Textiles, apparel & luxury goods—0.9%
G-III Apparel Group Ltd.*	10,500	383,145

Thrifts & mortgage finance—3.1%
BofI Holding, Inc.*	17,325	697,851
LendingTree, Inc.*	2,350	560,240
Total common stocks (cost $40,374,894)		41,095,890

Total investment portfolio (cost $40,374,894)—99.9%		41,095,890

Other assets in excess of liabilities—0.1%		51,620

Total net assets—100.0%		$41,147,510

* Non-income producing security

The accompanying notes are an integral part of the financial statements	11

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON EAGLE SMALLER COMPANY FUND (cont’d)

Sector allocation
Sector	Percent of net assets
Health care	30.0%
Information technology	25.7%
Industrials	15.8%
Consumer discretionary	13.3%
Financials	9.5%
Materials	2.3%
Consumer staples	1.6%
Real estate	1.1%
Energy	0.6%

CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS—91.1%	Shares	Value
Australia—7.2%
BHP Billiton Ltd., Sponsored ADR	309,751	$14,480,859
Caltex Australia Ltd.	613,011	14,255,393
CSL Ltd.	127,903	16,382,923
Macquarie Group Ltd.	193,251	15,737,978
Woodside Petroleum Ltd.	538,201	13,042,458

Canada—1.1%
Enbridge, Inc.	392,505	11,881,126

Denmark—3.2%
Novo Nordisk A/S, Sponsored ADR	308,509	14,481,413
Pandora A/S	163,053	18,113,414

France—8.6%
Air Liquide S.A.	111,254	14,460,370
AXA S.A.	578,471	16,543,469
BNP Paribas S.A.	217,390	16,782,342
Dassault Systemes SE	67,845	8,792,022
L’Oreal S.A.	56,086	13,504,916
TOTAL S.A.	286,451	18,003,921

Germany—10.7%
Allianz SE, Sponsored ADR	715,926	16,938,809
BASF SE	161,993	16,854,290
Continental AG	64,798	17,257,942
Fresenius SE & Co. KGaA	183,045	13,939,644
Muenchener Rueckversicherungs-Gesellschaft AG	65,947	15,092,769
SAP SE, Sponsored ADR	135,671	15,036,417
Siemens AG	115,687	14,691,635

Hong Kong—1.1%
AAC Technologies Holdings, Inc.	809,963	11,625,212

Ireland—2.9%
Kerry Group PLC, Class A	123,180	12,569,539
Ryanair Holdings PLC, Sponsored ADR*	153,046	16,830,469

Japan—14.5%
Astellas Pharma, Inc.	1,191,116	17,421,542
FANUC Corp.	40,702	8,718,801
JGC Corp.	585,039	14,338,694
Komatsu Ltd.	318,090	10,843,286
Kubota Corp.	751,487	12,670,464
Nitto Denko Corp.	222,959	16,575,860

COMMON STOCKS—91.1%	Shares	Value
Japan (cont’d)
ORIX Corp.	1,047,383	$ 18,369,893
Subaru Corp.	519,258	17,429,611
Sysmex Corp.	155,770	13,760,303
Tokyo Electron Ltd.	94,176	18,086,786

Mexico—3.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,845,405	17,794,764
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	559,661	15,636,928

Norway—1.5%
DNB ASA	832,641	15,571,511

Singapore—1.8%
Singapore Telecommunications Ltd.	6,858,987	18,142,678

South Africa—1.0%
MTN Group Ltd.	982,990	9,876,427

Spain—1.4%
Banco Bilbao Vizcaya Argentaria S.A.	1,819,625	14,724,491

Sweden—3.2%
Essity AB, Class B	597,901	15,165,862
Sandvik AB	1,022,161	17,428,282

Switzerland—9.3%
ABB Ltd.	560,705	13,073,161
Adecco Group AG	225,765	14,951,332
Coca-Cola HBC AG*	420,410	14,084,174
Givaudan S.A.	6,429	14,311,272
Nestle S.A., Sponsored ADR	166,673	12,893,823
Novartis AG, Sponsored ADR	140,056	10,740,895
Roche Holding AG	68,865	15,300,940

Taiwan—2.9%
Largan Precision Co. Ltd.	130,500	15,178,227
MediaTek, Inc.	1,268,930	14,432,309

United Kingdom—12.3%
British American Tobacco PLC	252,050	13,824,404
Compass Group PLC	718,148	15,406,373
Diageo PLC, Sponsored ADR	111,544	15,834,786
Next PLC	235,412	17,005,397
Prudential PLC, Sponsored ADR	382,746	19,642,525
Reckitt Benckiser Group PLC	176,167	13,820,051
Royal Dutch Shell PLC, Class B, Sponsored ADR	232,609	16,845,544
WPP PLC	816,509	14,011,490

United States—5.1%
Aflac, Inc.	412,168	18,782,496
Credicorp Ltd.	84,938	19,747,236
Mettler-Toledo International, Inc.*	25,094	14,050,883
Total common stocks (cost $599,893,417)		933,792,831

PREFERRED STOCKS—5.5%
Colombia—1.9%
Bancolombia S.A., Sponsored ADR	407,049	19,399,955

Germany—3.6%
Henkel AG & Co. KGaA, Sponsored ADR	119,341	15,149,147
Volkswagen AG	104,441	21,539,348
Total preferred stocks (cost $35,126,474)		56,088,450

Total investments portfolio (cost $635,019,891)—96.6%		989,881,281

Other assets in excess of liabilities—3.4%		34,982,963

Total net assets—100.0%		$1,024,864,244

12	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON SCOUT INTERNATIONAL FUND (cont’d)

* Non-income producing security

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Financials	22.0%
Consumer staples	13.9%
Industrials	12.1%
Consumer discretionary	11.8%
Health care	11.3%
Information technology	8.1%
Materials	7.5%
Energy	7.2%
Telecommunication services	2.7%

Industry allocation
Industry	Value	Percent of net assets
Banks	$104,020,299	10.1%
Insurance	87,000,067	8.5%
Oil, gas & consumable fuels	74,028,442	7.2%
Chemicals	62,201,792	6.1%
Pharmaceuticals	57,944,789	5.7%
Machinery	49,660,834	4.8%
Household products	44,135,060	4.3%
Automobiles	38,968,959	3.8%
Semiconductors & semiconductor equipment	32,519,095	3.2%
Beverages	29,918,960	2.9%
Electronic equipment, instruments & components	26,803,439	2.6%
Food products	25,463,363	2.5%
Software	23,828,439	2.3%
Diversified financial services	18,369,893	1.8%
Diversified telecommunication services	18,142,678	1.8%
Textiles, apparel & luxury goods	18,113,414	1.8%
Auto components	17,257,942	1.7%
Multiline retail	17,005,397	1.7%
Airlines	16,830,469	1.6%
Biotechnology	16,382,923	1.6%
Capital markets	15,737,978	1.5%
Food & staples retailing	15,636,928	1.5%
Hotels, restaurants & leisure	15,406,373	1.5%
Professional services	14,951,332	1.5%
Industrial conglomerates	14,691,635	1.4%

Industry allocation (cont’d)
Industry	Value	Percent of net assets
Metals & mining	$14,480,859	1.4%
Construction & engineering	14,338,694	1.4%
Life sciences tools & services	14,050,883	1.4%
Media	14,011,490	1.4%
Health care providers & services	13,939,644	1.4%
Tobacco	13,824,404	1.3%
Health care equipment & supplies	13,760,303	1.3%
Personal products	13,504,916	1.3%
Electrical equipment	13,073,161	1.3%
Wireless telecommunication services	9,876,427	1.0%

CARILLON SCOUT MID CAP FUND
COMMON STOCKS—97.1%	Shares	Value
Aerospace & defense—5.3%
Aerojet Rocketdyne Holdings, Inc.*	444,950	$12,431,903
BWX Technologies, Inc.	231,025	15,663,495
Harris Corp.	143,825	22,497,107
Hexcel Corp.	273,075	18,151,295
Huntington Ingalls Industries, Inc.	35,325	8,591,393
L3 Technologies, Inc.	48,825	9,563,841
Textron, Inc.	383,609	23,837,463

Airlines—2.4%
Alaska Air Group, Inc.	275,100	17,862,243
Southwest Airlines Co.	265,500	14,026,365
Spirit Airlines, Inc.*	513,525	18,343,113

Auto components—1.3%
Lear Corp.	80,025	14,962,274
Tenneco, Inc.	262,050	11,711,015

Automobiles—0.5%
Thor Industries, Inc.	97,474	10,345,890

Banks—6.3%
Citizens Financial Group, Inc.	342,917	14,227,626
Comerica, Inc.	278,900	26,378,362
First Horizon National Corp.	1,433,725	26,237,168
KeyCorp	877,525	17,480,298
SunTrust Banks, Inc.	337,350	22,534,980
Umpqua Holdings Corp.	1,094,600	25,788,776

Beverages—0.5%
Monster Beverage Corp.*	189,054	10,397,970

Biotechnology—1.3%
BioMarin Pharmaceutical, Inc.*	107,975	9,016,992
Incyte Corp.*	170,525	10,562,319
Ionis Pharmaceuticals, Inc.*	202,300	8,704,969

Building products—0.4%
Owens Corning	124,600	8,160,054

Capital markets—3.5%
Affiliated Managers Group, Inc.	61,309	10,107,402
Ameriprise Financial, Inc.	61,800	8,664,978
Cboe Global Markets, Inc.	80,796	8,627,397

The accompanying notes are an integral part of the financial statements	13

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON SCOUT MID CAP FUND (cont’d)
COMMON STOCKS—97.1%	Shares	Value
Capital markets (cont’d)
Evercore, Inc., Class A	140,875	$ 14,263,594
MarketAxess Holdings, Inc.	41,575	8,258,042
S&P Global, Inc.	75,150	14,173,290
T. Rowe Price Group, Inc.	83,946	9,554,733

Chemicals—3.4%
Albemarle Corp.	108,125	10,483,800
Celanese Corp., Class A	122,675	13,331,092
CF Industries Holdings, Inc.	405,220	15,722,536
Huntsman Corp.	391,325	11,649,745
The Chemours Co.	193,125	9,349,181
Westlake Chemical Corp.	95,350	10,199,590

Communications equipment—2.4%
Arista Networks, Inc.*	138,050	36,521,127
Palo Alto Networks, Inc.*	76,325	14,693,326

Construction & engineering—0.4%
Dycom Industries, Inc.*	75,950	7,888,167

Construction materials—0.9%
Martin Marietta Materials, Inc.	54,623	10,638,922
Vulcan Materials Co.	82,750	9,242,347

Diversified consumer services—0.7%
H&R Block, Inc.	500,050	13,826,383

Diversified financial services—2.2%
Voya Financial, Inc.	871,250	45,609,938

Electric utilities—1.1%
PG&E Corp.	126,950	5,852,395
Xcel Energy, Inc.	364,650	17,080,206

Electrical equipment—0.1%
Rockwell Automation, Inc.	18,900	3,109,617

Electronic equipment, instruments & components—1.6%
Coherent, Inc.*	14,875	2,502,273
IPG Photonics Corp.*	16,200	3,451,086
Keysight Technologies, Inc.*	532,625	27,526,060

Energy equipment & services—1.5%
Patterson-UTI Energy, Inc.	388,725	8,326,490
RPC, Inc.	568,900	10,245,889
TechnipFMC PLC	420,925	13,873,688

Equity real estate investment trusts (REITs)—5.5%
Cousins Properties, Inc.	2,630,015	23,380,833
EPR Properties	265,774	14,622,886
Host Hotels & Resorts, Inc.	1,946,659	38,076,650
Lamar Advertising Co., Class A	241,298	15,373,096
Omega Healthcare Investors, Inc.	400,048	10,393,247
OUTFRONT Media, Inc.	745,656	13,981,050

Food & staples retailing—0.5%
Casey’s General Stores, Inc.	115,700	11,176,620

Food products—1.2%
Conagra Brands, Inc.	149,875	5,555,866
Hormel Foods Corp.	277,575	10,062,094
Tyson Foods, Inc., Class A	133,300	9,344,330

Gas utilities—2.9%
Atmos Energy Corp.	503,124	43,716,445
ONE Gas, Inc.	256,106	17,855,710

COMMON STOCKS—97.1%	Shares	Value
Health care equipment & supplies—4.9%
ABIOMED, Inc.*	226,150	$ 68,059,842
Align Technology, Inc.*	33,800	8,444,930
Edwards Lifesciences Corp.*	90,450	11,519,712
NuVasive, Inc.*	98,275	5,229,213
Teleflex, Inc.	40,050	10,728,594

Health care providers & services—0.9%
Humana, Inc.	33,379	9,819,434
Molina Healthcare, Inc.*	121,472	10,112,544

Health care technology—0.7%
Veeva Systems, Inc., Class A*	201,100	14,103,143

Hotels, restaurants & leisure—4.8%
Chipotle Mexican Grill, Inc.*	11,850	5,016,460
Cracker Barrel Old Country Store, Inc.	65,250	10,739,498
Darden Restaurants, Inc.	236,450	21,956,747
Hilton Grand Vacations, Inc.*	322,575	13,870,725
Royal Caribbean Cruises Ltd.	177,875	19,244,296
Six Flags Entertainment Corp.	164,750	10,418,790
Texas Roadhouse, Inc.	172,819	11,074,242
Vail Resorts, Inc.	38,900	8,920,159

Household durables—0.3%
Garmin Ltd.	93,925	5,510,580

Household products—0.3%
The Clorox Co.	59,700	6,996,840

Insurance—4.8%
Arch Capital Group Ltd.*	94,325	7,558,262
Everest Re Group Ltd.	154,325	35,906,798
Lincoln National Corp.	120,775	8,531,546
The Hanover Insurance Group, Inc.	184,600	21,201,310
White Mountains Insurance Group Ltd.	17,175	14,861,356
W.R. Berkley Corp.	173,250	12,917,520

Internet & direct marketing retail—0.5%
Expedia Group, Inc.	82,650	9,516,321

Internet software & services—1.2%
eBay, Inc.*	113,175	4,287,069
IAC/InterActiveCorp*	65,325	10,591,796
Match Group, Inc.*	218,750	10,307,500

IT services—6.3%
DXC Technology Co.	809,500	83,427,070
Fiserv, Inc.*	124,450	8,818,527
Jack Henry & Associates, Inc.	97,400	11,637,352
Paychex, Inc.	240,100	14,542,857
Science Applications International Corp.	167,658	14,383,380

Leisure products—0.4%
Polaris Industries, Inc.	82,125	8,608,343

Life sciences tools & services—0.9%
Illumina, Inc.*	75,600	18,214,308

Machinery—1.9%
AGCO Corp.	164,575	10,315,561
Allison Transmission Holdings, Inc.	170,175	6,635,123
The Timken Co.	221,675	9,476,606
Xylem Inc.	193,050	14,073,345

Media—0.4%
Live Nation Entertainment, Inc.*	215,575	8,508,745

14	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON SCOUT MID CAP FUND (cont’d)
COMMON STOCKS—97.1%	Shares	Value
Metals & mining—1.8%
Newmont Mining Corp.	531,725	$ 20,891,475
Steel Dynamics, Inc.	402,900	18,053,949

Multiline retail—0.1%
Big Lots, Inc.	61,000	2,589,450

Multi-utilities—1.0%
CMS Energy Corp.	466,900	22,033,011

Oil, gas & consumable fuels—5.0%
Andeavor	220,075	30,440,774
Devon Energy Corp.	317,975	11,552,032
Marathon Petroleum Corp.	223,050	16,708,675
Newfield Exploration Co.*	1,025,367	30,555,937
Parsley Energy, Inc., Class A*	510,575	15,332,567

Pharmaceuticals—0.5%
Nektar Therapeutics*	123,950	10,369,657

Professional services—0.5%
Robert Half International, Inc.	169,100	10,272,825

Road & rail—1.3%
AMERCO	19,400	6,547,888
Norfolk Southern Corp.	90,100	12,926,647
Old Dominion Freight Line, Inc.	63,475	8,496,763

Semiconductors & semiconductor equipment—1.7%
Analog Devices, Inc.	75,750	6,616,762
KLA-Tencor Corp.	87,725	8,925,142
ON Semiconductor Corp.*	381,750	8,429,040
Skyworks Solutions, Inc.	82,003	7,114,580
Xilinx, Inc.	79,200	5,087,808

Software—4.0%
Aspen Technology, Inc.*	151,825	13,322,644
Ellie Mae, Inc.*	33,275	3,223,349
Proofpoint, Inc.*	89,575	10,564,475
Red Hat, Inc.*	76,325	12,445,555
ServiceNow, Inc.*	71,675	11,908,085
Splunk, Inc.*	141,425	14,517,276
Take-Two Interactive Software, Inc.*	87,775	8,752,045
Workday, Inc., Class A*	69,925	8,729,437

Specialty retail—2.9%
American Eagle Outfitters, Inc.	679,400	14,049,992
Best Buy Co., Inc.	198,525	15,193,118
O’Reilly Automotive, Inc.*	40,975	10,492,468
Ross Stores, Inc.	209,725	16,956,266
Ulta Beauty, Inc.*	20,725	5,200,110

Technology hardware, storage & peripherals—0.1%
Western Digital Corp.	31,425	2,475,976

Textiles, apparel & luxury goods—0.6%
PVH Corp.	52,975	8,458,518
Skechers U.S.A., Inc., Class A*	175,700	5,007,450

Thrifts & mortgage finance—0.6%
LendingTree, Inc.*	52,250	12,456,400

Trading companies & distributors—1.3%
United Rentals, Inc.*	111,800	16,770,000
W.W. Grainger, Inc.	38,884	10,940,013

Water utilities—0.5%
American Water Works Co., Inc.	127,375	11,028,127

COMMON STOCKS—97.1%	Shares	Value
Wireless telecommunication services—1.0%
Sprint Corp.*	3,755,324	$ 21,067,368
Total common stocks (cost $1,715,587,272)		2,048,379,130

Total investment portfolio (cost $1,715,587,272)—97.1%		2,048,379,130

Assets in excess of liabilities—2.9%		60,433,184

Total net assets—100.0%		$2,108,812,314

* Non-income producing security

Sector allocation
Sector	Percent of net assets
Financials	17.3%
Information technology	17.3%
Industrials	13.6%
Consumer discretionary	12.4%
Health care	9.2%
Energy	6.5%
Materials	6.2%
Utilities	5.6%
Real estate	5.5%
Consumer staples	2.5%
Telecommunication services	1.0%

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—99.4%	Shares	Value
Aerospace & defense—3.6%
Astronics Corp.*	85,050	$3,111,129
Teledyne Technologies, Inc.*	33,975	6,356,383

Air freight & logistics—0.4%
Radiant Logistics, Inc.*	275,700	973,221

Automobiles—2.0%
Thor Industries, Inc.	47,956	5,090,050

Banks—1.0%
Hilltop Holdings, Inc.	113,275	2,539,626

Biotechnology—0.8%
Genomic Health, Inc.*	64,075	2,033,100

Capital markets—2.7%
Cohen & Steers, Inc.	98,751	3,959,915
Financial Engines, Inc.	71,200	3,179,080

Chemicals—1.6%
Balchem Corp.	47,825	4,220,078

Commercial services & supplies—1.9%
Healthcare Services Group, Inc.	71,100	2,746,593
InnerWorkings, Inc.*	227,958	2,302,376

Construction & engineering—2.4%
Dycom Industries, Inc.*	60,700	6,304,302

The accompanying notes are an integral part of the financial statements	15

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON SCOUT SMALL CAP FUND (cont’d)
COMMON STOCKS—99.4%	Shares	Value
Consumer finance—1.8%
Green Dot Corp., Class A*	36,125	$ 2,196,761
PRA Group, Inc.*	73,460	2,615,176

Electronic equipment, instruments & components—5.7%
ePlus, Inc.*	72,100	5,757,185
Fabrinet*	65,350	1,843,523
II-VI, Inc.*	146,700	5,589,270
nLight, Inc.*	8,200	204,426
Plexus Corp.*	27,900	1,530,036

Energy equipment & services—0.2%
Geospace Technologies Corp.*	59,760	629,870

Equity real estate investment trusts (REITs)—1.1%
CareTrust REIT, Inc.	112,900	1,491,409
QTS Realty Trust, Inc., Class A	38,400	1,358,976

Food & staples retailing—1.6%
Performance Food Group Co.*	126,675	4,110,604

Health care equipment & supplies—5.1%
Cutera, Inc.*	55,990	2,807,898
ICU Medical, Inc.*	31,645	7,965,047
Varex Imaging Corp.*	71,900	2,587,681

Health care providers & services—11.7%
AMN Healthcare Services, Inc.*	90,225	6,031,541
BioTelemetry, Inc.*	129,325	4,940,215
HealthEquity, Inc.*	75,150	4,935,100
LHC Group, Inc.*	49,825	3,707,976
Molina Healthcare, Inc.*	53,975	4,493,419
U.S. Physical Therapy, Inc.	70,450	6,428,563

Health care technology—3.2%
HMS Holdings Corp.*	133,425	2,402,984
Omnicell, Inc.*	137,600	5,930,560

Hotels, restaurants & leisure—4.0%
Cracker Barrel Old Country Store, Inc.	34,275	5,641,322
Lindblad Expeditions Holdings, Inc.*	161,200	1,765,140
The Cheesecake Factory, Inc.	57,025	2,962,449

Household durables—3.8%
Installed Building Products, Inc.*	65,800	3,796,660
iRobot Corp.*	46,825	2,732,707
LGI Homes, Inc.*	48,925	3,385,610

Insurance—1.2%
CNO Financial Group, Inc.	144,125	3,090,040

Internet software & services—6.5%
Carbonite, Inc.*	157,050	4,884,255
Envestnet, Inc.*	78,825	4,280,197
j2 Global, Inc.	67,025	5,320,445
The Trade Desk, Inc., Class A*	47,700	2,440,809

IT services—2.4%
Acxiom Corp.*	41,800	1,085,964
Jack Henry & Associates, Inc.	21,600	2,580,768
Virtusa Corp.*	56,525	2,721,113

Life sciences tools & services—5.2%
Bruker Corp.	154,000	4,547,620
Cambrex Corp.*	73,450	3,889,177
PRA Health Sciences, Inc.*	63,475	5,215,741

COMMON STOCKS—99.4%	Shares	Value

Machinery—4.5%
Albany International Corp., Class A	53,875	$ 3,186,706
Chart Industries, Inc.*	42,975	2,438,402
Proto Labs, Inc.*	52,300	6,231,545

Metals & mining—0.6%
Carpenter Technology Corp.	30,700	1,635,082

Oil, gas & consumable fuels—0.3%
Gulfport Energy Corp.*	90,700	843,510

Pharmaceuticals—3.2%
Impax Laboratories, Inc.*	87,125	1,637,950
Supernus Pharmaceuticals, Inc.*	144,175	6,761,808

Professional services—3.0%
Insperity, Inc.	66,050	5,300,513
WageWorks, Inc.*	60,300	2,511,495

Semiconductors & semiconductor equipment—7.1%
Ambarella, Inc.*	59,800	2,786,082
Entegris, Inc.	96,650	3,112,130
Impinj, Inc.*	73,400	902,086
Inphi Corp.*	57,925	1,655,496
Power Integrations, Inc.	47,625	3,228,975
Semtech Corp.*	132,000	5,187,600
Veeco Instruments, Inc.*	115,150	1,779,068

Software—3.2%
Pegasystems, Inc.	86,850	5,302,193
The Descartes Systems Group, Inc.*	106,350	3,142,642

Specialty retail—2.6%
Camping World Holdings, Inc., Class A	67,400	1,929,662
Monro, Inc.	87,625	4,902,619

Technology hardware, storage & peripherals—0.8%
Electronics For Imaging, Inc.*	77,725	2,152,982

Textiles, apparel & luxury goods—1.0%
G-III Apparel Group Ltd.*	68,100	2,484,969

Thrifts & mortgage finance—3.2%
BofI Holding, Inc.*	106,150	4,275,722
LendingTree, Inc.*	17,400	4,148,160
Total common stocks (cost $166,698,872)		260,251,487

Total investment portfolio (cost $166,698,872)—99.4%		260,251,487

Other assets in excess of liabilities—0.6%		1,643,235

Total net assets—100.0%		$261,894,722

* Non-income producing security

Sector allocation
Sector	Percent of net assets
Health care	29.1%
Information technology	25.8%
Industrials	15.8%
Consumer discretionary	13.3%
Financials	9.9%

16	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON SCOUT SMALL CAP FUND (cont’d)

Sector allocation (cont’d)
Sector	Percent of net assets
Materials	2.2%
Consumer staples	1.6%
Real estate	1.1%
Energy	0.6%

CARILLON REAMS CORE BOND FUND
CORPORATE BONDS—27.8%	Principal Amount	Value
Airlines—1.7%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$263,372	$272,010
Series 2013-1, Class A, 4.00%, 01/15/27	546,539	546,758
Series 2013-2, Class A, 4.95%, 07/15/24	261,708	270,004
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	501,269	550,544
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	373,019	391,745

Auto manufacturers—6.1%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	675,000	663,060
144A, 2.30%, 01/06/20 (a)	880,000	868,212
144A, 3.35%, 05/04/21 (a)	1,080,000	1,078,747
Ford Motor Credit Co. LLC,
2.55%, 10/05/18	555,000	555,026
2.88%, 10/01/18	2,045,000	2,045,512
Toyota Motor Credit Corp., (3 Month LIBOR USD + 0.15%), 2.44%, 12/24/18	2,000,000	2,002,229

Banks—7.9%
Bank of America Corp., 3.50%, 04/19/26	595,000	574,004
Bank of America NA, 2.05%, 12/07/18	390,000	389,157
Citigroup, Inc., 2.15%, 07/30/18	595,000	594,806
JPMorgan Chase & Co.
2.55%, 03/01/21	540,000	530,042
(3 Month LIBOR USD + 0.55%), 2.61%, 03/09/21	1,880,000	1,887,990
2.75%, 06/23/20	470,000	467,080
JPMorgan Chase Bank NA, (3 Month LIBOR USD + 0.29%), 2.06%, 02/01/21	970,000	970,576
UBS AG, 144A, 2.45%, 12/01/20 (a)	415,000	406,230
U.S. Bank NA, 3.15%, 04/26/21	1,130,000	1,131,216
Wells Fargo & Co.,
2.60%, 07/22/20	795,000	786,658
(3 Month LIBOR USD + 1.23%), 3.59%, 10/31/23	1,475,000	1,506,764

Chemicals—0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	415,000	407,817

Consumer finance—1.9%
American Express Co., 2.20%, 10/30/20	665,000	650,415
American Express Credit Corp.,
1.70%, 10/30/19	750,000	737,501
1.88%, 05/03/19	95,000	94,263
2.60%, 09/14/20	705,000	697,966

Diversified telecommunication services—1.3%
AT&T, Inc.,
3.40%, 08/14/24	965,000	974,650

CORPORATE BONDS—27.8%	Principal Amount	Value
Diversified telecommunication services (cont’d)
AT&T, Inc., (cont’d)
3.80%, 03/01/24	$ 280,000	$ 278,017
4.25%, 03/01/27	245,000	243,092

Food products—0.1%
Campbell Soup Co., (3 Month LIBOR USD + 0.63%), 2.78%, 03/15/21	90,000	90,476

Health care equipment & supplies—0.3%
Abbott Laboratories, 2.35%, 11/22/19	419,000	415,332

Health care providers & services—0.4%
CVS Health Corp., 3.70%, 03/09/23	460,000	458,232

Hotels, restaurants & leisure—0.3%
McDonald’s Corp., 2.10%, 12/07/18	405,000	404,821

Insurance—4.6%
American International Group, Inc., 6.40%, 12/15/20	535,000	576,208
Jackson National Life Global Funding, (3 Month LIBOR USD + 0.30%), 144A, 2.67%, 04/27/20 (a)	2,080,000	2,078,586
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	1,075,000	1,047,182
Metropolitan Life Global Funding I, (3 Month LIBOR USD + 0.23%), 144A, 2.56%, 01/08/21 (a)	1,275,000	1,275,354
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	385,000	380,493

Oil & Gas—0.5%
ConocoPhillips Co., 3.35%, 05/15/25	595,000	581,653

Tobacco—0.7%
Philip Morris International, Inc., 2.00%, 02/21/20	850,000	835,514

Transportation—1.7%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	121,147	126,144
Series 2004-1, 4.58%, 01/15/21	246,473	250,473
CSX Transportation, Inc., 6.25%, 01/15/23	246,803	268,053
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	291,454	301,683
Series 2005, 5.08%, 01/02/29	561,887	593,045
Series 2006, 5.87%, 07/02/30	457,993	500,762

Total corporate bonds (cost $32,777,363)		32,756,102

MORTGAGE AND ASSET-BACKED SECURITIES—28.6%
Asset-backed securities—1.0%
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	1,155,000	1,151,581

Commercial mortgage-backed securities—3.1%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	806,820
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	630,000	641,972
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	901,199	906,577
Series 2013-GC14, Class AAB, 3.82%, 08/10/46	355,000	360,877
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	934,338

Federal agency mortgage-backed obligations—24.5%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	333,277	327,409

The accompanying notes are an integral part of the financial statements	17

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS CORE BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—28.6%	Principal Amount	Value
Federal agency mortgage-backed obligations (cont’d)
Fannie Mae Pool, (cont’d)
Series 1671, Class AM, 2.10%, 12/01/27	$ 1,012,303	$ 948,144
Series 2182, Class AM, 2.16%, 01/01/23	1,296,982	1,242,100
Series 2822, Class AB, 2.50%, 03/01/26	264,219	259,867
Series 4328, Class AA, 4.00%, 04/01/24	173,755	178,238
Series 6090, Class AB, 2.50%, 09/01/22	345,919	341,582
Series 8539, Class AL, 4.50%, 01/01/27	35,032	35,284
Series 8744, Class AB, 2.00%, 03/01/23	141,520	139,017
Series 8874, Class AB, 2.00%, 04/01/23	137,404	134,973
Series 9180, Class AB, 2.00%, 05/01/23	408,084	400,863
Series 9550, Class AL, 2.50%, 07/01/25	415,533	410,750
Series 465468, 3.33%, 07/01/20	336,523	338,515
Series 468763, 3.17%, 08/01/18	1,360,084	1,357,670
TBA, 3.00%, 06/15/48	5,895,000	5,674,566
TBA, 3.50%, 06/15/48	5,990,000	5,934,897
Fannie Mae-Aces,
Series 2013-M14, Class A, 1.70%, 08/25/18	758,100	755,552
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	308,271	299,635
Series 2015-M11, Class A1, 2.10%, 04/25/25	296,228	293,506
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	714,682	686,571
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	1,080,000	1,044,698
Series 2016-M6, Class AB2, 2.40%, 05/25/26	1,005,000	940,223
Series 2016-M7, Class AV2, 2.16%, 10/25/23	2,495,000	2,383,670
Freddie Mac Gold Pool,
Series 14074, Class G, 4.50%, 08/01/18	30,962	31,184
Series 14075, Class G, 4.50%, 08/01/18	55,465	55,863
Series 14660, Class G, 2.00%, 01/01/28	1,119,438	1,073,595
Series 15226, Class G, 4.50%, 08/01/20	409,876	412,817
Freddie Mac REMIC,
Series 3609, Class LA, 4.00%, 12/15/24	28,865	28,999
Series 4233, Class MD, 1.75%, 03/15/25	102,611	102,173
Series K-F17, Class A, (1 Month LIBOR USD + 0.55%), 2.43%, 03/25/23	1,050,158	1,052,784
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,393,340	1,305,981
Series 2583, Class AB, 2.14%, 08/15/23	651,350	623,148
Total mortgage and asset-backed securities (cost $34,161,236)		33,616,439

U.S. TREASURIES—52.3%
U.S. Treasury Bonds,
2.75%, 08/15/47	11,255,000	10,463,193
2.75%, 11/15/47	1,770,000	1,645,063
U.S. Treasury Notes,
1.25%, 10/31/21	13,725,000	13,066,093
1.38%, 09/30/20	5,760,000	5,599,125
1.63%, 10/31/23	11,510,000	10,805,912
2.25%, 11/15/27	13,685,000	12,890,094
2.50%, 01/31/25	7,195,000	7,016,811
Total U.S. Treasuries (cost $62,770,651)		61,486,291

SHORT-TERM INVESTMENTS—1.0%	Principal Amount	Value
Auto manufacturers—1.0%
Ford Motor Credit Co. LLC, Commercial paper, 144A (a)	$ 1,185,000	$ 1,150,345
Total short-term investments (cost $1,149,846)		1,150,345

Total investment portfolio (cost $130,859,096)—109.7%		129,009,177

Liabilities in excess of other assets—(9.7)%		(11,366,278)

Total net assets—100.0%		$117,642,899

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At April 30, 2018, these securities aggregated $10,099,790 or 8.6% of the net assets of the Fund.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.

REMIC—Real estate mortgage investment conduit

Credit quality breakdown*
Rating	Percent of net assets
AAA/Aaa	80.9%
AA/Aa	7.5%
A/A	14.3%
BBB/Baa	7.0%
BB/Ba	0.0%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA and Aaa for credit quality purposes.

18	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS—25.5%	Principal Amount	Value
Airlines—1.3%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$926,504	$956,894
Series 2013-1, Class A, 4.00%, 01/15/27	108,533	108,576
Series 2013-2, Class A, 4.95%, 07/15/24	1,406,242	1,450,820
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	788,042	865,506
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	2,591,675	2,721,777
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	811,788	905,712
Series 2012-1, Class A, 5.90%, 04/01/26	1,935,733	2,099,593

Auto manufacturers—5.3%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	1,780,000	1,748,515
144A, 2.00%, 08/03/18 (a)	4,350,000	4,345,461
144A, 2.30%, 01/06/20 (a)	4,830,000	4,765,299
144A, 3.35%, 05/04/21 (a)	6,340,000	6,332,646
Ford Motor Credit Co. LLC,
2.55%, 10/05/18	2,800,000	2,800,132
5.00%, 05/15/18	6,170,000	6,175,975
Toyota Motor Credit Corp., (3 Month LIBOR USD + 0.15%), 2.44%, 12/24/18	9,770,000	9,780,888

Banks—7.4%
Bank of America Corp., 3.50%, 04/19/26	3,060,000	2,952,023
Bank of America NA, 2.05%, 12/07/18	1,490,000	1,486,779
Capital One NA, 2.35%, 08/17/18	2,870,000	2,868,795
Citigroup, Inc., 2.15%, 07/30/18	3,440,000	3,438,877
JPMorgan Chase & Co.,
2.55%, 03/01/21	2,835,000	2,782,720
(3 Month LIBOR USD + 0.55%), 2.61%, 03/09/21	7,145,000	7,175,367
2.75%, 06/23/20	2,445,000	2,429,810
3.25%, 09/23/22	1,780,000	1,761,604
JPMorgan Chase Bank NA, (3 Month LIBOR USD + 0.29%), 2.06%, 02/01/21	6,095,000	6,098,618
UBS AG, 144A, 2.45%, 12/01/20 (a)	2,600,000	2,545,054
U.S. Bank NA, 3.15%, 04/26/21	6,660,000	6,667,169
Wells Fargo & Co.,
2.60%, 07/22/20	3,877,000	3,836,320
(3 Month LIBOR USD + 1.23%), 3.59%, 10/31/23	6,390,000	6,527,607

Chemicals—0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	1,950,000	1,916,248

Consumer finance—2.0%
Ally Financial, Inc., 3.25%, 11/05/18	2,440,000	2,440,000
American Express Co., 2.20%, 10/30/20	3,230,000	3,159,158
American Express Credit Corp.,
1.70%, 10/30/19	3,520,000	3,461,337
1.88%, 05/03/19	1,920,000	1,905,105
2.60%, 09/14/20	2,915,000	2,885,919

Diversified telecommunication services—1.2%
AT&T, Inc.,
3.40%, 08/14/24	4,770,000	4,817,700
3.80%, 03/01/24	1,445,000	1,434,767
4.25%, 03/01/27	2,170,000	2,153,098

Food products—0.1%
Campbell Soup Co., (3 Month LIBOR USD + 0.63%), 2.78%, 03/15/21	545,000	547,883

CORPORATE BONDS—25.5%	Principal Amount	Value
Health care equipment & supplies—0.3%
Abbott Laboratories, 2.35%, 11/22/19	$ 1,826,000	$ 1,810,012

Health care providers & services—0.4%
CVS Health Corp., 3.70%, 03/09/23	2,750,000	2,739,431

Hotels, restaurants & leisure—0.3%
McDonald’s Corp., 2.10%, 12/07/18	2,090,000	2,089,078

Insurance—5.6%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,419,555
Jackson National Life Global Funding, (3 Month LIBOR USD + 0.30%), 144A, 2.67%, 04/27/20 (a)	12,265,000	12,256,660
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	5,920,000	5,766,809
Metropolitan Life Global Funding I, 144A, 1.35%, 09/14/18 (a)	7,520,000	7,491,833
(3 Month LIBOR USD + 0.23%), 144A, 2.56%, 01/08/21 (a)	7,515,000	7,517,086
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	2,050,000	2,026,002

Oil, gas & consumable fuels—0.3%
Energy Transfer Partners LP, 4.05%, 03/15/25	2,205,000	2,130,685

Tobacco—0.9%
Philip Morris International, Inc., 2.00%, 02/21/20	6,130,000	6,025,531

Transportation—0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	377,527	393,100
Series 2005-4, 4.97%, 04/01/23	355,680	366,696
Total corporate bonds (cost $174,297,397)		174,382,230

MORTGAGE AND ASSET-BACKED SECURITIES—25.7%
Asset-backed securities—0.8%
Hertz Vehicle Financing II LP, 144A, Series 2015-2A, Class A, 2.02%, 09/25/19 (a)	4,165,000	4,152,670
Home Equity Loan Trust,
Series 2003-HS3, Class A2A, (1 Month LIBOR USD + 0.28%), 2.18%, 08/25/33	11,172	11,149
Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	377,896	205,034
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	856,900	830,807

Commercial mortgage-backed securities—3.0%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,600,000	5,647,740
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	4,000,000	4,076,012
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,785,844	4,814,403
Series 2013-GC14, Class AAB, 3.82%, 08/10/46	2,235,000	2,272,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	3,986,837

Federal agency mortgage-backed obligations—21.9%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	1,451,130	1,425,578
Series 1500, Class MA, 2.00%, 07/01/23	1,253,039	1,230,378
Series 1671, Class AM, 2.10%, 12/01/27	1,961,337	1,837,029
Series 2182, Class AM, 2.16%, 01/01/23	6,645,361	6,364,163
Series 2822, Class AB, 2.50%, 03/01/26	550,994	541,918
Series 4328, Class AA, 4.00%, 04/01/24	519,197	532,594

The accompanying notes are an integral part of the financial statements	19

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—25.7%	Principal Amount	Value
Federal agency mortgage-backed obligations (cont’d)
Fannie Mae Pool, (cont’d)
Series 6090, Class AB, 2.50%, 09/01/22	$ 1,650,804	$ 1,630,106
Series 8539, Class AL, 4.50%, 01/01/27	154,502	155,613
Series 8744, Class AB, 2.00%, 03/01/23	621,676	610,681
Series 8874, Class AB, 2.00%, 04/01/23	603,312	592,642
Series 9180, Class AB, 2.00%, 05/01/23	1,907,073	1,873,331
Series 9550, Class AL, 2.50%, 07/01/25	1,964,642	1,942,024
Series 465468, 3.33%, 07/01/20	717,114	721,359
Series 466284, 3.33%, 10/01/20	3,275,563	3,304,436
Series 466319, 3.23%, 11/01/20	3,181,111	3,202,290
Series 468763, 3.17%, 08/01/18	5,023,894	5,014,976
TBA, 3.00%, 06/15/48	34,950,000	33,643,099
TBA, 3.50%, 06/15/48	31,800,000	31,507,465
Fannie Mae-Aces,
Series 2013-M14, Class A, 1.70%, 08/25/18	1,722,954	1,717,165
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	1,524,229	1,481,529
Series 2015-M11, Class A1, 2.10%, 04/25/25	968,056	959,161
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	2,797,344	2,687,313
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	4,145,000	4,009,511
Series 2016-M6, Class AB2, 2.40%, 05/25/26	4,655,000	4,354,964
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,610,000	9,181,188
Freddie Mac Gold Pool,
Series 14074, Class G, 4.50%, 08/01/18	135,891	136,866
Series 14075, Class G, 4.50%, 08/01/18	243,339	245,086
Series 14660, Class G, 2.00%, 01/01/28	5,987,522	5,742,321
Series 15226, Class G, 4.50%, 08/01/20	1,806,463	1,819,426
Freddie Mac REMIC,
Series 3609, Class LA, 4.00%, 12/15/24	136,392	137,022
Series 4233, Class MD, 1.75%, 03/15/25	303,182	301,888
Series K-F15, Class A, (1 Month LIBOR USD + 0.67%), 2.55%, 02/25/23	7,680,874	7,710,901
Series K-F17, Class A, (1 Month LIBOR USD + 0.55%), 2.43%, 03/25/23	3,929,343	3,939,165
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	7,657,416	7,177,314
Series 2583, Class AB, 2.14%, 08/15/23	1,686,157	1,613,150
Total mortgage and asset-backed securities (cost $177,326,046)		175,340,304

U.S. TREASURIES—57.3%
U.S. Treasury Bonds,
2.75%, 08/15/47	64,315,000	59,790,339
2.75%, 11/15/47	9,010,000	8,374,021
U.S. Treasury Notes,
1.25%, 10/31/21	90,540,000	86,193,373
1.38%, 09/30/20	17,120,000	16,641,844
1.63%, 10/31/23	96,860,000	90,934,892
2.50%, 01/31/25	41,095,000	40,077,257
2.25%, 11/15/27	94,295,000	88,817,786
Total U.S. Treasuries (cost $400,521,954)		390,829,512

SHORT-TERM INVESTMENTS—1.0%
Auto manufacturers—1.0%
Ford Motor Credit Co. LLC, Commercial paper, 144A (a)	6,995,000	6,790,435
Total short-term investments (cost $6,787,493)		6,790,435

Total investment portfolio (cost $758,932,890)—109.5%		747,342,481

Liabilities in excess of other assets—(9.5)%		(64,721,461)

Total net assets—100.0%		$682,621,020

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At April 30, 2018, these securities aggregated $65,738,470 or 9.6% of the net assets of the Fund.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.

REMIC—Real estate mortgage investment conduit

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of April 30, 2018.

Credit quality breakdown*
Rating	Percent of net assets
AAA/Aaa	82.8%
AA/Aa	6.7%
A/A	12.9%
BBB/Baa	6.6%
BB/Ba	0.4%
Ca/CC	0.0%
C/C	0.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA and Aaa for credit quality purposes.

20	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS CORE PLUS BOND FUND (cont’d)
FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2018	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	June 2018	1,095	$132,177,032	$130,989,375	$(1,187,657)

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	June 2018	(855)	$(162,391,036)	$(163,898,489)	$(1,507,453)
Total futures contracts					$(2,695,110)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at April 30, 2018 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2018.

There is $56,224 of variation margin due from the broker to the Fund as of April 30, 2018.

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value(d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 30	Sell	Receive	5%/Quarterly	6/20/2023	$10,590,000	$780,188	$644,372	$135,816
Total swap contracts						$10,590,000	$780,188	$644,372	$135,816

There is $2,293 of variation margin due from the Fund to the broker as of April 30, 2018.

(b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the financial statements	21

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS—26.4%	Principal Amount	Value
Airlines—1.0%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$2,219,281	$2,289,632
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,767,414	1,881,589
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	3,425,293	3,597,242
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	4,808,910	5,192,180
Series 2012-1, Class A, 5.90%, 04/01/26	2,672,003	2,898,188

Auto manufacturers—6.0%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	5,150,000	5,058,905
144A, 2.00%, 08/03/18 (a)	5,945,000	5,938,797
144A, 2.30%, 01/06/20 (a)	8,650,000	8,534,128
144A, 3.10%, 05/04/20 (a)	12,005,000	11,996,236
144A, 3.35%, 05/04/21 (a)	15,050,000	15,032,542
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	8,440,000	8,278,806
2.55%, 10/05/18	5,690,000	5,690,268
2.88%, 10/01/18	15,510,000	15,513,880
2.94%, 01/08/19	8,500,000	8,506,576
General Motors Financial Co., Inc., 3.55%, 04/09/21	7,735,000	7,723,214

Banks—7.1%
Bank of America Corp., 2.60%, 01/15/19	6,625,000	6,623,804
Bank of America NA, 2.05%, 12/07/18	2,635,000	2,629,304
Citigroup, Inc., (3 Month LIBOR USD + 0.95%), 3.31%, 07/24/23	11,970,000	12,096,403
JPMorgan Chase & Co.,
(3 Month LIBOR USD + 0.55%), 2.61%, 03/09/21	24,075,000	24,177,321
2.75%, 06/23/20	5,485,000	5,450,923
JPMorgan Chase Bank NA, (3 Month LIBOR USD + 0.29%), 2.06%, 02/01/21	16,690,000	16,699,909
UBS AG, 144A, 2.45%, 12/01/20 (a)	5,755,000	5,633,380
U.S. Bank NA, 3.15%, 04/26/21	15,830,000	15,847,040
Wells Fargo & Co.,
2.55%, 12/07/20	6,005,000	5,916,637
(3 Month LIBOR USD + 1.23%), 3.59%, 10/31/23	13,305,000	13,591,521

Capital markets—0.2%
The Goldman Sachs Group, Inc., 2.75%, 09/15/20	2,750,000	2,723,728

Chemicals—0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	3,895,000	3,827,582

Consumer finance—1.8%
Ally Financial, Inc., 3.25%, 11/05/18	9,325,000	9,325,000
American Express Co., 2.20%, 10/30/20	6,450,000	6,308,535
American Express Credit Corp.,
1.70%, 10/30/19	5,500,000	5,408,339
2.60%, 09/14/20	6,435,000	6,370,802

Diversified financial services—0.8%
AIG Global Funding,
144A, 1.95%, 10/18/19 (a)	8,255,000	8,135,242
(3 Month LIBOR USD + 0.48%), 144A, 2.79%, 07/02/20 (a)	4,770,000	4,775,536

Diversified telecommunication services—0.5%
AT&T, Inc., 3.40%, 08/14/24	8,340,000	8,423,400

CORPORATE BONDS—26.4%	Principal Amount	Value
Food products—0.1%
Campbell Soup Co., (3 Month LIBOR USD + 0.63%), 2.78%, 03/15/21	$ 1,280,000	$ 1,286,771

Health care equipment & supplies—1.0%
Abbott Laboratories, 2.35%, 11/22/19	4,455,000	4,415,995
Becton Dickinson and Co.,
2.13%, 06/06/19	4,855,000	4,804,023
2.40%, 06/05/20	6,700,000	6,567,004

Health care providers & services—0.4%
CVS Health Corp., 3.70%, 03/09/23	6,340,000	6,315,634

Insurance—5.0%
Jackson National Life Global Funding, (3 Month LIBOR USD + 0.30%), 144A, 2.67%, 04/27/20 (a)	29,145,000	29,125,181
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	12,055,000	11,743,055
Metropolitan Life Global Funding I, (3 Month LIBOR USD + 0.23%), 144A, 2.56%, 01/08/21 (a)	17,830,000	17,834,948
New York Life Global Funding, (3 Month LIBOR USD + 0.12%), 144A, 2.46%, 04/12/19 (a)	14,175,000	14,186,021
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	4,550,000	4,496,737

Machinery—construction & mining—1.2%
Caterpillar Financial Services Corp., (3 Month LIBOR USD + 0.18%), 2.21%, 12/06/18	17,925,000	17,939,384

Oil, gas & consumable fuels—0.4%
Energy Transfer Partners LP, 4.05%, 03/15/25	6,392,000	6,176,570

Tobacco—0.6%
Philip Morris International, Inc., 2.00%, 02/21/20	8,800,000	8,650,028
Total corporate bonds (cost $405,537,372)		405,637,940

MORTGAGE AND ASSET-BACKED SECURITIES—5.4%
Asset-backed securities—2.1%
Bank of The West Auto Trust,
Series 2015-1, Class A3, 144A, 1.31%, 10/15/19 (a)	65,531	65,500
Series 2017-1, Class A2, 144A, 1.78%, 02/15/21 (a)	14,815,000	14,732,310
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3, (1 Month LIBOR USD + 0.32%), 2.22%, 10/25/36	1,518,927	1,436,466
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	9,455,000	9,427,009
Home Equity Loan Trust,
Series 2003-HS3, Class A2A, (1 Month LIBOR USD + 0.28%), 2.18%, 08/25/33	711	710
Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,819,682	2,072,438
Hyundai Auto Receivables Trust, Series 2016-B, Class A2, 1.12%, 10/15/19	4,770,684	4,757,830

Commercial mortgage-backed securities—0.3%
GS Mortgage Securities Trust, Series 2013-GC14, Class AAB, 3.82%, 08/10/46	4,750,000	4,828,636

Federal agency mortgage-backed obligations—3.0%
Fannie Mae-Aces, Series 2013-M9, Class ASQ2, 1.82%, 06/25/18	1,867,929	1,863,870
Fannie Mae Pool, TBA, 3.00%, 06/15/48	24,575,000	23,656,056

22	The accompanying notes are an integral part of the financial statements

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)
MORTGAGE AND ASSET-BACKED SECURITIES—5.4%	Principal Amount	Value
Federal agency mortgage-backed obligations (cont’d)
Freddie Mac REMICS,
Series K-F15, Class A, (1 Month LIBOR USD + 0.67%), 2.55%, 02/25/23	$ 14,772,087	$ 14,829,835
Series K-F17, Class A, (1 Month LIBOR USD + 0.55%), 2.43%, 03/25/23	5,207,035	5,220,052
Total mortgage and asset-backed securities (cost $83,271,676)		82,890,712

U.S. TREASURIES—68.1%
U.S.Treasury Inflation Indexed Bonds,
0.50%, 01/15/28	15,540,175	15,138,354
1.00%, 02/15/48	15,544,485	15,852,897
U.S. Treasury Bonds, 2.75%, 11/15/47	6,070,000	5,641,543
U.S. Treasury Notes,
1.25%, 10/31/21	268,505,000	255,614,663
1.88%, 02/28/22	31,265,000	30,303,845
2.00%, 12/31/21	157,705,000	153,787,016
2.25%, 08/15/27	53,975,000	50,917,823
2.25%, 11/15/27	313,115,000	294,927,421
2.75%, 02/28/25	86,965,000	86,122,527
2.75%, 02/15/28	140,830,000	138,447,993
Total U.S. Treasuries (cost $1,069,408,995)		1,046,754,082

SHORT-TERM INVESTMENTS—2.2%
Auto manufacturers—2.2%
Ford Motor Credit Co. LLC, Commercial paper, 144A (a)	34,000,000	33,005,689

Total short-term investments (cost $32,991,390)		33,005,689

Total investment portfolio (cost $1,591,209,433)—102.1%		1,568,288,423

Liabilities in excess of other assets—(2.1)%		(31,558,168)

Total net assets—100.0%		$1,536,730,255

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At April 30, 2018, these securities aggregated $199,721,216 or 13.0% of the Fund’s net assets.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

VR—Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.

REMIC—Real estate mortgage investment conduit

Credit quality breakdown*
Rating	Percent of net assets
AAA/Aaa	74.2%
AA/Aa	4.2%
A/A	14.2%
BBB/Baa	8.7%
BB/Ba	0.6%
Ca/CC	0.1%
C/C	0.1%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Carillon Tower Advisers, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA and Aaa for credit quality purposes.

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Euro-Bond Futures ^	June 2018	(2,645)	$(500,842,438)	$(507,030,999)	$(6,188,561)
Total futures contracts					$(6,188,561)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at April 30, 2018 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2018.

There is $246,378 of variation margin due from the Fund to the broker as of April 30, 2018.

The accompanying notes are an integral part of the financial statements	23

Investment Portfolios

(UNAUDITED)	04.30.2018

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)
SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value(d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 30	Sell	Receive	5%/Quarterly	6/20/2023	$22,450,000	$1,653,941	$1,366,020	$287,921
Total swap contracts						$22,450,000	$1,653,941	$1,366,020	$287,921

There is $4,860 of variation margin due from the Fund to the broker as of April 30, 2018.

(b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

24	The accompanying notes are an integral part of the financial statements

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Statements of Assets and Liabilities

(UNAUDITED)	04.30.2018

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund

Assets
Investments, at value (a)	$454,001,242	$19,825,431	$16,311,919	$577,995,863
Cash	2,178,407	764,264	158,430	7,884,105
Foreign currency, at value (b)	—	174	—	—
Receivable for investments sold	875,961	—	—	—
Receivable for fund shares sold	996,779	94,424	13,124	291,447
Receivable for dividends and interest, net	198,972	150,144	364	640,609
Receivable due from adviser, net	—	10,416	12,989	—
Prepaid expenses	29,727	33,641	40,799	9,770
Total assets	458,281,088	20,878,494	16,537,625	586,821,794

Liabilities
Payable for investments purchased	1,121,514	—	—	—
Payable for fund shares redeemed	786,270	34,853	625	543,296
Payable for interest due on line of credit	—	—	—	—
Accrued custody fees	1,648	6,686	157	2,394
Accrued investment advisory fees, net	168,968	—	—	227,836
Accrued administrative fees	37,139	1,683	1,370	48,741
Accrued distribution fees	58,710	4,462	1,948	145,226
Accrued transfer agent and shareholder servicing fees	17,398	3,318	3,003	56,183
Accrued internal audit fees	667	667	667	667
Accrued trustees and officers compensation	15,726	15,726	15,777	15,726
Other accrued expenses	31,623	28,628	18,782	32,716
Total liabilities	2,239,663	96,023	42,329	1,072,785
Net assets	456,041,425	20,782,471	16,495,296	585,749,009

Net assets consists of
Paid-in capital	276,012,489	18,385,909	15,249,857	372,215,378
Undistributed (accumulated) net investment income (loss)	437,989	24,578	28,726	228,663
Accumulated net realized gain (loss)	9,107,790	(199,866)	832,756	23,225,125
Net unrealized appreciation (depreciation)—investments and currency	170,483,157	2,571,850	383,957	190,079,843
Net assets	456,041,425	20,782,471	16,495,296	585,749,009

Net assets, at market value
Class A	192,951,409	7,352,992	1,726,540	168,002,984
Class C	21,989,176	3,164,876	1,932,881	131,430,912
Class I	193,504,929	9,333,692	12,767,547	243,551,901
Class R-3	1,268,076	874,154	11,358	1,994,597
Class R-5	2,970,130	3,769	35,334	445,120
Class R-6	43,340,257	42,668	11,524	40,313,190
Class Y	17,448	10,320	10,112	10,305

NAV, offering and redemption price per share (c)
Class A	$42.53	$18.93	$15.86	$20.47
Maximum offering price (d)	44.65	19.87	16.65	21.49
Class C	30.96	18.57	15.70	19.61
Class I	44.63	18.90	15.86	20.42
Class R-3	40.86	18.75	15.84	20.38
Class R-5	44.51	18.92	15.88	20.45
Class R-6	44.29	18.94	15.89	20.38
Class Y	44.51	18.86	15.83	20.41

Shares of beneficial interest outstanding
Class A	4,536,380	388,444	108,863	8,206,740
Class C	710,248	170,457	123,107	6,703,342
Class I	4,336,118	493,854	804,855	11,924,967
Class R-3	31,033	46,612	717	97,855
Class R-5	66,735	199	2,226	21,767
Class R-6	978,554	2,252	725	1,978,145
Class Y	392	547	639	505

(a) Identified cost	$283,518,085	$17,252,210	$15,927,962	$387,913,490

(b) Cost	—	175	—	—
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) For all funds except Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund (“the bond funds”), the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the bond funds is computed as 100/96.25 of NAV.

26	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2018

Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Mid Cap Stock Fund	Carillon Eagle Small Cap Growth Fund	Carillon Eagle Smaller Company Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund

$3,190,512,311	$233,529,964	$5,043,402,516	$41,095,890	$989,881,281	$2,048,379,130
13,778,567	785,276	116,061,229	74,083	29,380,462	60,133,474
—	—	—	—	—	—
76,087,827	26,138,329	33,579,329	134,134	—	24,209,951
10,618,520	13,168	5,106,668	7,064	232,726	6,458,468
341,069	48,146	863,580	7,843	7,120,496	912,662
—	—	—	4,144	—	—
66,591	17,512	54,996	1,683	26,061	57,794
3,291,404,885	260,532,395	5,199,068,318	41,324,841	1,026,641,026	2,140,151,479

24,574,905	18,990,164	19,323,113	102,368	—	28,316,869
4,421,348	168,631	6,113,327	22,758	716,945	1,363,526
—	196	—	2	—	—
4,873	1,469	19,886	853	25,130	6,938
1,402,007	116,735	2,162,303	—	678,276	1,283,991
268,074	20,404	428,133	3,440	85,159	171,685
224,961	55,043	275,342	16,371	55	1,551
57,083	35,705	529,136	8,810	169,103	109,320
667	753	667	270	713	713
15,726	14,399	15,727	13,139	16,637	13,074
48,334	10,976	128,237	9,320	84,764	71,498
31,017,978	19,414,475	28,995,871	177,331	1,776,782	31,339,165
3,260,386,907	241,117,920	5,170,072,447	41,147,510	1,024,864,244	2,108,812,314

2,460,646,851	157,025,822	3,290,405,540	25,457,738	660,020,293	1,729,386,088
(7,243,449)	(2,031,026)	(15,220,002)	(103,935)	4,981,953	1,600,300
70,845,708	17,332,835	371,883,015	15,072,711	5,077,031	45,034,068
736,137,797	68,790,289	1,523,003,894	720,996	354,784,967	332,791,858
3,260,386,907	241,117,920	5,170,072,447	41,147,510	1,024,864,244	2,108,812,314

537,063,260	156,529,027	634,392,940	14,000,183	53,798	1,361,189
121,725,270	26,085,299	126,482,256	15,957,770	47,857	1,821,807
934,377,655	56,358,757	1,614,508,446	7,460,472	1,024,721,732	2,103,918,897
33,993,776	1,171,157	91,206,838	533,171	10,149	166,575
507,744,346	275,516	446,623,687	52,275	10,173	19,105
1,125,462,507	685,828	2,256,847,933	3,133,311	10,178	1,356,370
20,093	12,336	10,347	10,328	10,357	168,371

$57.92	$27.98	$60.33	$14.10	$21.45	$18.92
60.81	29.38	63.34	14.80	22.52	19.86
46.43	20.26	44.68	12.08	21.40	18.87
61.05	29.69	63.44	15.32	21.48	18.94
56.22	26.75	58.37	13.50	21.43	18.89
60.90	29.87	63.71	15.11	21.47	18.92
61.42	30.03	64.25	15.21	21.48	18.93
60.94	29.65	63.30	15.29	21.45	18.92

9,271,703	5,594,793	10,515,499	992,993	2,508	71,940
2,621,473	1,287,290	2,831,084	1,320,512	2,236	96,534
15,304,927	1,898,213	25,450,527	487,119	47,704,159	111,093,587
604,634	43,777	1,562,531	39,495	474	8,817
8,338,026	9,222	7,009,917	3,461	474	1,010
18,324,916	22,841	35,128,764	206,050	474	71,633
330	416	163	675	483	8,901

$2,454,374,514	$164,739,675	$3,520,398,622	$40,374,894	$635,019,891	$1,715,587,272

—	—	—	—	—	—

The accompanying notes are an integral part of the financial statements.	27

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2018

	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments, at value (a)	$260,251,487	$129,009,177	$747,342,481	$1,568,288,423
Premiums paid—open swap contracts	—	—	644,372	1,366,020
Net unrealized appreciation—open swap contracts	—	—	135,816	287,921
Cash	1,849,149	638,956	1,210,733	3,065,890
Cash deposit at broker—open futures contracts	—	—	6,241,640	13,844,592
Cash segregated at custodian—open TBA positions	—	—	288,187	—
Variation margin receivable—open futures contracts	—	—	56,224	—
Receivable for investments sold	677,374	11,591,038	65,048,367	28,767,922
Receivable for fund shares sold	111,027	223,677	201,745	1,290,609
Receivable for dividends and interest, net	48,633	511,366	2,945,012	7,748,616
Receivable due from adviser, net	—	49,061	—	—
Prepaid expenses	22,000	28,808	39,503	25,047
Total assets	262,959,670	142,052,083	824,154,080	1,624,685,040

Liabilities
Net unrealized depreciation—open futures contracts	—	—	2,695,110	6,188,561
Cash collateral received from broker—open swap contracts	—	—	244,117	517,509
Variation margin payable—open swap contracts	—	—	2,293	4,860
Variation margin payable—open futures contracts	—	—	—	246,378
Payable for investments purchased	655,462	24,328,157	136,805,691	74,412,869
Payable for fund shares redeemed	192,051	7,348	1,555,457	5,860,357
Accrued custody fees	3,494	892	4,977	7,841
Accrued investment advisory fees, net	123,476	—	64,468	366,664
Accrued administrative fees	21,721	9,707	56,907	127,805
Accrued distribution fees	93	721	4,932	11,622
Accrued transfer agent and shareholder servicing fees	33,135	12,878	14,224	115,107
Accrued internal audit fees	713	713	713	713
Accrued trustees and officers compensation	13,073	13,074	13,073	15,925
Other accrued expenses	21,730	35,694	71,098	78,574
Total liabilities	1,064,948	24,409,184	141,533,060	87,954,785
Net assets	261,894,722	117,642,899	682,621,020	1,536,730,255

Net assets consists of
Paid-in capital	150,826,124	122,256,800	710,633,490	1,596,434,733
Undistributed (accumulated) net investment income (loss)	(437,184)	178,256	910,324	2,453,200
Accumulated net realized gain (loss)	17,953,167	(2,942,238)	(14,773,091)	(33,336,099)
Net unrealized appreciation (depreciation)—investments and currency	93,552,615	(1,849,919)	(11,590,409)	(22,920,939)
Net unrealized appreciation (depreciation)—open swap contracts	—	—	135,816	287,921
Net unrealized appreciation (depreciation)—open futures contracts	—	—	(2,695,110)	(6,188,561)
Net assets	261,894,722	117,642,899	682,621,020	1,536,730,255

Net assets, at market value
Class A	93,460	441,320	216,944	108,273
Class C	80,018	234,618	169,723	21,156
Class I	261,669,262	114,831,027	659,208,588	1,480,419,610
Class R-3	10,328	9,817	9,801	9,878
Class R-5	10,353	9,840	9,824	9,902
Class R-6	10,358	9,845	9,829	9,906
Class Y	20,943	2,106,432	22,996,311	56,151,530

NAV, offering and redemption price per share (b)
Class A	$27.91	$11.14	$30.95	$11.63
Maximum offering price (c)	29.30	11.57	32.16	12.08
Class C	27.82	11.13	30.92	11.63
Class I	27.95	11.15	30.97	11.63
Class R-3	27.88	11.15	30.95	11.63
Class R-5	27.95	11.15	30.96	11.63
Class R-6	27.96	11.15	30.97	11.63
Class Y	27.91	11.14	30.95	11.69

Shares of beneficial interest outstanding
Class A	3,349	39,625	7,010	9,312
Class C	2,877	21,080	5,488	1,820
Class I	9,363,362	10,300,664	21,285,571	127,249,408
Class R-3	370	881	317	850
Class R-5	370	883	317	851
Class R-6	370	883	317	852
Class Y	750	189,043	743,134	4,804,920

(a) Identified cost	$166,698,872	$130,859,096	$758,932,890	$1,591,209,433

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) For all funds except Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund (“the bond funds”), the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the bond funds is computed as 100/96.25 of NAV.

28	The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Operations

(UNAUDITED)	11.01.2017 to 04.30.2018

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund

Investment income
Dividends (a)	$2,553,289	$237,348	$164,948	$8,649,192
Interest	18,630	3,718	1,816	74,443
Total income	2,571,919	241,066	166,764	8,723,635

Expenses
Investment advisory fees	1,290,248	69,941	48,078	1,418,042
Administrative fees:
Class A	90,315	2,884	851	80,345
Class C	27,952	2,511	1,006	84,278
Class I	78,341	4,383	6,625	125,754
Class R-3	668	445	6	1,223
Class R-5	1,414	2	18	221
Class R-6	21,656	7	6	20,500
Class Y	7	5	5	5
Distribution and service fees:
Class A	216,239	6,950	2,036	192,309
Class C	264,895	23,895	9,612	803,509
Class R-3	3,195	2,130	29	5,839
Class Y	16	11	11	12
Transfer agent and shareholder servicing fees:
Class A	65,511	4,162	1,214	64,887
Class C	32,144	5,509	1,447	83,205
Class I	45,912	5,025	11,188	116,445
Class R-3	955	1,023	25	2,269
Class R-5	1,598	31	49	209
Class R-6	2,090	43	24	1,984
Class Y	26	28	28	26
Custodian fees	8,097	18,365	137	8,291
Professional fees	50,260	49,671	42,514	50,274
State registration fees	49,326	47,392	40,354	52,634
Trustees and officers compensation	32,452	32,452	32,503	32,452
Internal audit fees	3,997	3,997	3,997	3,997
Interest expense on line of credit	776	—	99	—
Other expenses	46,797	20,575	5,723	56,006
Total expenses before adjustments	2,334,887	301,437	207,585	3,204,716
Fees and expenses waived	(203,063)	(150,754)	(121,628)	(9)
Recovered fees previously waived by Manager	—	—	—	—
Total expenses after adjustments	2,131,824	150,683	85,957	3,204,707

Net investment income (loss)	440,095	90,383	80,807	5,518,928

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	9,530,919	525,240	874,981	22,370,618
Foreign currency transactions	—	286	—	—
Net realized gain (loss)	9,530,919	525,526	874,981	22,370,618
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	7,980,137	(197,669)	(723,008)	(4,131,894)
Net gain (loss) on investments	17,511,056	327,857	151,973	18,238,724

Net increase (decrease) in assets resulting from operations	17,951,151	418,240	232,780	23,757,652

(a) Net of foreign withholding taxes	$ —	$25,107	$ —	$72,249

30	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2017 to 04.30.2018

Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Mid Cap Stock Fund	Carillon Eagle Small Cap Growth Fund	Carillon Eagle Smaller Company Fund	Carillon Scout International Fund	Carillon Scout Mid Cap Fund

$8,869,913	$1,159,619	$13,593,645	$229,792	$15,352,536	$12,150,652
297,008	21,609	313,418	4,273	152,312	172,107
9,166,921	1,181,228	13,907,063	234,065	15,504,848	12,322,759

7,591,178	771,788	13,312,683	133,050	4,287,791	7,199,771

256,367	65,928	331,187	7,768	9	245
75,926	35,364	82,802	8,964	15	273
432,361	30,712	828,708	4,363	511,011	911,732
17,095	637	50,197	272	5	16
215,438	151	236,254	26	5	5
461,527	426	1,079,863	1,562	5	28
7	5	5	5	5	32

614,088	158,177	791,150	18,511	22	613
725,099	334,585	789,181	85,559	153	2,726
81,875	3,039	239,727	1,298	23	79
16	12	11	11	11	80

288,876	60,563	584,950	15,200	24	86
63,564	45,088	90,322	12,762	38	88
329,968	32,185	854,348	6,940	603,368	762,111
27,546	1,129	77,930	545	23	23
145,130	297	265,539	65	23	23
28,318	108	77,259	534	23	25
26	34	28	34	23	31
31,237	3,811	68,589	2,269	105,410	33,279
75,138	54,088	51,132	57,572	31,654	28,830
57,461	42,638	55,013	40,940	22,828	38,447
32,452	31,125	32,453	29,865	32,685	29,121
3,997	4,083	3,997	3,600	3,364	3,364
—	196	21,341	2	—	—
255,859	39,098	528,855	13,999	161,516	186,022
11,810,549	1,715,267	20,453,524	445,716	5,760,034	9,197,050
(4)	(361)	(11)	(123,125)	(55)	(9)
—	27,953	—	—	—	—
11,810,545	1,742,859	20,453,513	322,591	5,759,979	9,197,041

(2,643,624)	(561,631)	(6,546,450)	(88,526)	9,744,869	3,125,718

74,480,147	18,127,580	389,174,335	15,352,227	33,632,400	62,365,718
—	—	—	—	39,532	—
74,480,147	18,127,580	389,174,335	15,352,227	33,671,932	62,365,718

57,542,267	(11,789,783)	(136,400,260)	(13,517,082)	(28,494,263)	(9,331,496)
132,022,414	6,337,797	252,774,075	1,835,145	5,177,669	53,034,222

129,378,790	5,776,166	246,227,625	1,746,619	14,922,538	56,159,940

$53,558	$9,055	$115,686	$937	$1,716,272	$1,119

The accompanying notes are an integral part of the financial statements.	31

Statements of Operations

(UNAUDITED)	11.01.2017 to 04.30.2018

	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Investment income
Dividends (a)	$861,305	$ —	$ —	$ —
Interest	9,450	1,401,659	8,574,625	16,804,606
Total income	870,755	1,401,659	8,574,625	16,804,606

Expenses
Investment advisory fees	957,787	239,371	1,451,270	4,682,749
Administrative fees:
Class A	18	72	38	11
Class C	16	63	39	8
Class I	129,426	55,193	330,493	709,290
Class R-3	5	4	4	4
Class R-5	5	4	4	4
Class R-6	5	4	4	4
Class Y	7	1,072	11,902	28,776
Distribution and service fees:
Class A	44	181	95	28
Class C	164	627	392	81
Class R-3	23	22	22	22
Class Y	17	2,845	31,580	76,651
Transfer agent and shareholder servicing fees:
Class A	36	146	48	29
Class C	35	137	100	40
Class I	160,744	79,088	149,482	529,980
Class R-3	23	22	23	23
Class R-5	23	23	23	23
Class R-6	23	23	23	23
Class Y	38	2,262	14,363	40,706
Custodian fees	4,976	4,055	13,371	22,538
Professional fees	48,469	44,783	42,211	25,656
State registration fees	13,618	19,930	32,674	48,020
Trustees and officers compensation	29,121	29,121	29,121	31,972
Internal audit fees	3,364	3,364	3,364	3,364
Interest expense on line of credit	—	—	—	38
Other expenses	34,256	25,621	64,901	149,540
Total expenses before adjustments	1,382,243	508,033	2,175,547	6,349,580
Fees and expenses waived	(74,304)	(263,066)	(673,114)	(2,355,170)
Recovered fees previously waived by Manager	—	—	—	—
Total expenses after adjustments	1,307,939	244,967	1,502,433	3,994,410

Net investment income (loss)	(437,184)	1,156,692	7,072,192	12,810,196

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Investments	17,657,227	(825,406)	(6,899,954)	(5,964,550)
Foreign currency transactions	—	—	(87,287)	(312,913)
Swap contracts	—	—	149,113	759,071
Futures contracts	—	—	1,905,436	5,409,189
Net realized gain (loss)	17,657,227	(825,406)	(4,932,692)	(109,203)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	(4,967,476)	(2,027,972)	(11,608,400)	(25,447,201)
Swap contracts	—	—	28,117	(156,450)
Futures contracts	—	—	(2,508,431)	(4,371,185)
Net change in unrealized appreciation (depreciation)	(4,967,476)	(2,027,972)	(14,088,714)	(29,974,836)
Net gain (loss) on investments	12,689,751	(2,853,378)	(19,021,406)	(30,084,039)

Net increase (decrease) in assets resulting from operations	12,252,567	(1,696,686)	(11,949,214)	(17,273,843)

(a) Net of foreign withholding taxes	$ —	$ —	$ —	$ —

32	The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Cougar Tactical Allocation Fund		Carillon Eagle Growth & Income Fund
	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17

Net assets, beginning of period	$390,895,027	$339,629,417	$18,837,745	$15,173,586	$17,248,864	$7,702,229	$604,140,235	$553,144,966
Increase (decrease) in net assets from operations
Net investment income (loss)	440,095	237,145	90,383	147,557	80,807	130,344	5,518,928	9,727,133
Net realized gain (loss)	9,530,919	25,222,151	525,526	975,148	874,981	270,576	22,370,618	15,696,282
Net change in unrealized appreciation (depreciation)	7,980,137	72,880,416	(197,669)	2,515,759	(723,008)	1,070,850	(4,131,894)	73,789,804
Net increase (decrease) in net assets resulting from operations	17,951,151	98,339,712	418,240	3,638,464	232,780	1,471,770	23,757,652	99,213,219
Distributions to shareholders from
Net investment income	(236,304)	(587,760)	(206,972)	(249,166)	(151,726)	(44,727)	(6,062,343)	(9,759,572)
Net realized gains	(25,236,644)	(21,213,057)	—	—	(294,315)	(12,282)	(14,660,054)	(28,297,613)
Total distributions to shareholders	(25,472,948)	(21,800,817)	(206,972)	(249,166)	(446,041)	(57,009)	(20,722,397)	(38,057,185)
Fund share transactions
Proceeds from shares sold-Class A	46,377,005	6,795,240	3,485,145	966,809	231,128	806,285	34,536,815	9,824,277
Issued as reinvestment of distributions-Class A	9,810,169	8,461,224	53,718	46,859	35,648	7,495	4,780,199	9,358,425
Cost of shares redeemed-Class A	(22,716,429)	(28,813,068)	(670,208)	(1,027,215)	(107,609)	(1,379,780)	(18,107,014)	(40,102,590)
Proceeds from shares sold-Class C	1,550,179	2,860,366	396,809	719,093	144,496	1,124,089	3,887,128	10,370,279
Issued as reinvestment of distributions-Class C	5,106,005	4,718,569	28,462	50,527	36,455	1,498	4,424,743	9,423,544
Cost of shares redeemed-Class C	(47,400,971)	(18,742,990)	(2,514,470)	(1,471,053)	(150,816)	(512,177)	(47,327,190)	(54,002,995)
Proceeds from shares sold-Class I	85,497,370	41,711,259	1,151,106	2,151,420	2,010,530	11,283,307	21,855,916	88,518,674
Issued as reinvestment of distributions-Class I	7,117,568	5,648,884	115,509	137,212	366,673	46,925	6,806,408	10,193,980
Cost of shares redeemed-Class I	(15,340,626)	(76,370,699)	(389,896)	(1,319,428)	(3,118,674)	(3,246,189)	(32,144,451)	(55,059,836)
Proceeds from shares sold-Class R-3	239,374	767,737	31,731	37,886	—	—	130,494	396,916
Issued as reinvestment of distributions-Class R-3	80,730	42,012	7,995	13,703	262	12	67,570	133,127
Cost of shares redeemed-Class R-3	(252,070)	(845,394)	(3,201)	(7,081)	—	—	(584,504)	(1,069,899)
Proceeds from shares sold-Class R-5	2,863,265	1,236,365	—	—	—	20,000	10,798	124,842
Issued as reinvestment of distributions-Class R-5	195,042	466,138	45	604	978	337	15,348	24,913
Cost of shares redeemed-Class R-5	(3,082,110)	(7,075,399)	—	(25,140)	—	(20,000)	(2,040)	(3,193)
Proceeds from shares sold-Class R-6	3,261,352	36,802,300	30,438	804	—	—	2,410,865	4,528,156
Issued as reinvestment of distributions-Class R-6	2,575,449	1,841,311	177	219	333	72	1,460,169	2,565,438
Cost of shares redeemed-Class R-6	(3,231,226)	(4,777,140)	(46)	(358)	—	—	(3,658,080)	(5,384,823)
Proceeds from shares sold-Class Y	17,500	N/A	10,000	N/A	10,000	N/A	10,000	N/A
Issued as reinvestment of distributions-Class Y	619	N/A	144	N/A	289	N/A	345	N/A
Cost of shares redeemed-Class Y	—	N/A	—	N/A	—	N/A	—	N/A
Net increase (decrease) from fund share transactions	72,668,195	(25,273,285)	1,733,458	274,861	(540,307)	8,131,874	(21,426,481)	(10,160,765)
Increase (decrease) in net assets	65,146,398	51,265,610	1,944,726	3,664,159	(753,568)	9,546,635	(18,391,226)	50,995,269
Net assets, end of period (a)	456,041,425	390,895,027	20,782,471	18,837,745	16,495,296	17,248,864	585,749,009	604,140,235
(a) includes undistributed (accumulated) net investment income (loss) of	$437,989	$234,198	$24,578	$141,167	$28,726	$99,645	$228,663	$772,078

Shares issued and redeemed
Shares sold-Class A	1,038,285	174,563	183,859	58,651	14,206	54,084	1,631,083	511,170
Issued as reinvestment of distributions-Class A	232,303	246,468	2,847	3,128	2,213	510	228,507	503,417
Shares redeemed-Class A	(524,430)	(771,842)	(35,585)	(63,784)	(6,555)	(91,722)	(860,143)	(2,070,819)
Shares sold-Class C	48,452	101,959	20,798	42,647	9,077	75,395	192,711	568,124
Issued as reinvestment of distributions-Class C	165,618	182,749	1,533	3,423	2,280	102	220,102	530,410
Shares redeemed-Class C	(1,455,526)	(657,104)	(134,955)	(91,947)	(9,366)	(34,171)	(2,339,438)	(2,916,422)
Shares sold-Class I	1,873,881	1,075,924	60,939	123,174	123,570	753,518	1,042,103	4,625,761
Issued as reinvestment of distributions-Class I	160,777	157,702	6,137	9,190	22,775	3,194	326,121	547,143
Shares redeemed-Class I	(336,142)	(1,981,381)	(20,654)	(85,412)	(192,005)	(214,603)	(1,530,280)	(2,854,755)
Shares sold-Class R-3	5,755	20,685	1,688	2,347	—	—	6,213	20,772
Issued as reinvestment of distributions-Class R-3	1,988	1,265	427	922	16	1	3,239	7,205
Shares redeemed-Class R-3	(6,110)	(24,129)	(169)	(421)	—	—	(28,175)	(54,951)
Shares sold-Class R-5	62,834	31,850	—	—	—	1,357	516	6,604
Issued as reinvestment of distributions-Class R-5	4,417	13,064	2	41	61	23	734	1,338
Shares redeemed-Class R-5	(68,110)	(174,308)	—	(1,587)	—	(1,286)	(98)	(166)
Shares sold-Class R-6	72,054	988,409	1,597	48	—	—	115,536	237,517
Issued as reinvestment of distributions-Class R-6	58,639	51,795	9	15	20	5	70,110	138,259
Shares redeemed-Class R-6	(71,271)	(121,141)	(2)	(21)	—	—	(174,404)	(281,241)
Shares sold-Class Y	378	N/A	539	N/A	621	N/A	488	N/A
Issued as reinvestment of distributions-Class Y	14	N/A	8	N/A	18	N/A	17	N/A
Shares redeemed-Class Y	—	N/A	—	N/A	—	N/A	—	N/A
Shares issued and redeemed	1,263,806	(683,472)	89,018	414	(33,069)	546,407	(1,095,058)	(480,634)

(†) The data for fiscal periods ending after October 31, 2017 is unaudited.

34	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Mid Cap Stock Fund		Carillon Eagle Small Cap Growth Fund		Carillon Eagle Smaller Company Fund		Carillon Scout International Fund
11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	11/1/16 to 10/31/17	11/1/17 to 4/30/18 (†)	7/1/17 to 10/31/17	7/1/16 to 6/30/17

$2,375,246,768	$1,373,092,497	$260,620,494	$255,357,699	$5,071,793,231	$4,065,433,794	$45,826,515	$44,458,814	$1,160,877,255	$1,186,071,198	$1,484,259,258

(2,643,624)	(5,967,322)	(561,631)	(1,557,500)	(6,546,450)	(10,074,287)	(88,526)	(229,555)	9,744,869	3,189,699	21,163,293
74,480,147	78,036,959	18,127,580	15,234,061	389,174,335	403,184,419	15,352,227	5,112,918	33,671,932	57,894,069	211,739,514
57,542,267	433,729,847	(11,789,783)	38,583,152	(136,400,260)	713,850,775	(13,517,082)	5,694,665	(28,494,263)	34,699,691	(8,637,483)
129,378,790	505,799,484	5,776,166	52,259,713	246,227,625	1,106,960,907	1,746,619	10,578,028	14,922,538	95,783,459	224,265,324

—	(97,570)	—	—	—	—	—	—	(10,001,536)	—	(21,855,165)
(68,694,184)	—	(13,835,527)	(21,546,258)	(381,398,349)	(125,420,017)	(4,445,200)	(4,398,626)	(167,683,555)	—	(178,101,157)
(68,694,184)	(97,570)	(13,835,527)	(21,546,258)	(381,398,349)	(125,420,017)	(4,445,200)	(4,398,626)	(177,685,091)	—	(199,956,322)

144,639,171	133,239,573	54,596,386	3,730,550	84,507,996	140,727,292	1,094,387	700,895	53,414	N/A	N/A
11,300,587	—	5,453,216	8,876,493	44,021,081	24,299,552	1,404,454	1,421,448	1,591	N/A	N/A
(87,563,786)	(101,471,121)	(12,731,909)	(30,589,070)	(113,105,877)	(546,392,709)	(3,321,633)	(3,926,139)	—	N/A	N/A
19,103,291	27,777,900	834,520	1,356,614	6,999,365	11,830,049	367,166	778,632	50,000	N/A	N/A
4,687,506	—	5,276,416	8,734,608	15,524,267	6,031,652	1,858,636	1,796,210	1,583	N/A	N/A
(53,023,694)	(28,869,024)	(60,864,814)	(26,387,954)	(57,272,492)	(49,512,086)	(2,646,289)	(4,230,290)	—	N/A	N/A
268,654,470	310,616,072	5,315,900	20,570,228	154,426,551	553,933,274	684,846	1,942,826	35,650,867	16,931,833	89,419,257
18,718,286	6,580	2,706,733	3,272,151	103,735,532	32,479,254	708,035	682,837	171,813,988	—	191,437,939
(136,472,405)	(125,455,278)	(11,804,584)	(14,981,857)	(292,831,209)	(583,745,867)	(2,352,779)	(4,218,511)	(180,868,468)	(137,909,235)	(603,354,258)
6,716,535	9,688,099	98,443	305,042	6,221,449	14,821,449	71,593	164,499	10,000	N/A	N/A
800,829	—	58,286	104,157	7,176,466	2,846,912	18,840	17,126	1,588	N/A	N/A
(5,885,195)	(6,624,642)	(234,292)	(673,390)	(16,499,323)	(34,012,061)	(80,259)	(58,710)	—	N/A	N/A
279,366,102	117,002,843	32,719	82,327	54,988,552	147,981,495	—	—	10,000	N/A	N/A
10,139,695	13,068	13,587	15,754	34,589,597	13,833,099	4,510	3,692	1,594	N/A	N/A
(72,315,878)	(43,861,460)	(62,579)	(83,241)	(101,656,835)	(235,670,530)	(111)	—	—	N/A	N/A
492,131,256	289,700,454	64,510	253,836	444,555,869	814,962,934	49,409	100,377	10,000	N/A	N/A
20,154,738	77,414	38,113	39,211	147,039,394	36,051,096	272,357	233,473	1,594	N/A	N/A
(96,716,225)	(85,388,121)	(246,547)	(76,119)	(288,981,176)	(325,646,258)	(124,465)	(220,066)	—	N/A	N/A
20,000	N/A	12,219	N/A	10,000	N/A	10,000	N/A	10,200	N/A	N/A
250	N/A	464	N/A	733	N/A	879	N/A	1,591	N/A	N/A
—	N/A	—	N/A	—	N/A	—	N/A	—	N/A	N/A
824,455,533	496,452,357	(11,443,213)	(25,450,660)	233,449,940	24,818,547	(1,980,424)	(4,811,701)	26,749,542	(120,977,402)	(322,497,062)
885,140,139	1,002,154,271	(19,502,574)	5,262,795	98,279,216	1,006,359,437	(4,679,005)	1,367,701	(136,013,011)	(25,193,943)	(298,188,060)
3,260,386,907	2,375,246,768	241,117,920	260,620,494	5,170,072,447	5,071,793,231	41,147,510	45,826,515	1,024,864,244	1,160,877,255	1,186,071,198
$(7,243,449)	$(4,599,825)	$(2,031,026)	$(1,469,395)	$(15,220,002)	$(8,673,552)	$(103,935)	$(15,409)	$4,981,953	$5,238,620	$1,735,347

2,441,326	2,634,506	1,868,128	139,884	1,351,132	2,473,642	76,104	51,336	2,433	N/A	N/A
199,165	—	192,218	354,209	737,495	461,355	99,819	109,595	75	N/A	N/A
(1,502,960)	(2,068,456)	(443,162)	(1,156,925)	(1,844,587)	(9,469,427)	(233,921)	(284,378)	—	N/A	N/A
405,223	681,231	39,200	68,846	153,202	273,490	29,337	65,084	2,162	N/A	N/A
102,796	—	256,136	467,842	350,356	149,335	153,733	157,562	74	N/A	N/A
(1,087,898)	(721,593)	(2,873,648)	(1,329,185)	(1,220,195)	(1,130,584)	(211,609)	(350,772)	—	N/A	N/A
4,344,832	5,761,173	174,126	740,216	2,391,503	9,142,861	43,731	131,722	1,549,193	698,462	3,936,668
313,329	139	89,984	123,851	1,654,738	591,392	46,368	49,019	8,047,494	—	9,218,609
(2,214,184)	(2,401,812)	(388,049)	(534,291)	(4,541,425)	(9,935,536)	(153,170)	(287,896)	(7,992,073)	(5,699,663)	(26,320,445)
118,067	199,556	3,567	11,985	104,496	267,123	5,242	12,350	399	N/A	N/A
14,526	—	2,146	4,322	124,160	55,539	1,398	1,369	75	N/A	N/A
(104,512)	(138,206)	(8,350)	(25,752)	(277,625)	(619,358)	(5,451)	(4,529)	—	N/A	N/A
4,535,233	2,184,137	1,064	2,976	845,889	2,473,948	—	—	399	N/A	N/A
170,186	278	449	593	549,303	250,827	299	269	75	N/A	N/A
(1,173,488)	(841,367)	(2,046)	(3,028)	(1,557,310)	(3,971,896)	(7)	—	—	N/A	N/A
7,954,050	5,465,348	2,088	9,088	6,804,754	13,715,564	3,163	6,793	399	N/A	N/A
335,465	1,632	1,253	1,470	2,317,041	649,686	17,977	16,894	75	N/A	N/A
(1,567,544)	(1,639,474)	(7,982)	(2,757)	(4,411,630)	(5,405,986)	(8,020)	(15,237)	—	N/A	N/A
326	N/A	401	N/A	151	N/A	617	N/A	408	N/A	N/A
4	N/A	15	N/A	12	N/A	58	N/A	75	N/A	N/A
—	N/A	—	N/A	—	N/A	—	N/A	—	N/A	N/A
13,283,942	9,117,092	(1,092,462)	(1,126,656)	3,531,460	(28,025)	(134,332)	(340,819)	1,611,263	(5,001,201)	(13,165,168)

The accompanying notes are an integral part of the financial statements.	35

Statements of Changes in Net Assets

	Carillon Scout Mid Cap Fund			Carillon Scout Small Cap Fund
	11/1/17 to 4/30/18 (†)	7/1/17 to 10/31/17	7/1/16 to 6/30/17	11/1/17 to 4/30/18 (†)	7/1/17 to 10/31/17	7/1/16 to 6/30/17

Net assets, beginning of period	$1,675,214,198	$1,436,856,791	$1,292,464,719	$270,531,036	$241,971,178	$197,628,825
Increase (decrease) in net assets from operations
Net investment income (loss)	3,125,718	173,160	5,716,443	(437,184)	(380,967)	(826,064)
Net realized gain (loss) on investments	62,365,718	24,725,864	170,048,847	17,657,227	5,885,428	21,034,270
Net change in unrealized appreciation (depreciation)	(9,331,496)	111,794,470	93,669,684	(4,967,476)	17,318,653	36,719,366
Net increase (decrease) in net assets resulting from operations	56,159,940	136,693,494	269,434,974	12,252,567	22,823,114	56,927,572
Distributions to shareholders from
Net investment income	(1,987,508)	—	(5,659,420)	—	—	—
Net realized gains	(136,774,746)	—	(23,066,072)	(25,739,895)	—	(9,176,002)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(138,762,254)	—	(28,725,492)	(25,739,895)	—	(9,176,002)
Fund share transactions
Proceeds from shares sold-Class A	1,432,246	N/A	N/A	116,351	N/A	N/A
Issued as reinvestment of distributions-Class A	3,347	N/A	N/A	930	N/A	N/A
Cost of shares redeemed-Class A	(51,375)	N/A	N/A	(22,505)	N/A	N/A
Proceeds from shares sold-Class C	1,896,633	N/A	N/A	80,000	N/A	N/A
Issued as reinvestment of distributions-Class C	1,837	N/A	N/A	930	N/A	N/A
Cost of shares redeemed-Class C	(44,998)	N/A	N/A	—	N/A	N/A
Proceeds from shares sold-Class I	645,627,539	196,138,852	275,358,446	21,305,339	16,257,579	23,420,649
Issued as reinvestment of distributions-Class I	127,201,107	—	25,508,611	24,943,908	—	8,913,446
Cost of shares redeemed-Class I	(261,583,178)	(94,474,939)	(397,184,467)	(41,627,859)	(10,520,835)	(35,743,312)
Proceeds from shares sold-Class R-3	166,101	N/A	N/A	10,000	N/A	N/A
Issued as reinvestment of distributions-Class R-3	770	N/A	N/A	930	N/A	N/A
Cost of shares redeemed-Class R-3	(1)	N/A	N/A	—	N/A	N/A
Proceeds from shares sold-Class R-5	18,977	N/A	N/A	10,000	N/A	N/A
Issued as reinvestment of distributions-Class R-5	775	N/A	N/A	930	N/A	N/A
Cost of shares redeemed-Class R-5	—	N/A	N/A	—	N/A	N/A
Proceeds from shares sold-Class R-6	1,358,156	N/A	N/A	10,000	N/A	N/A
Issued as reinvestment of distributions-Class R-6	775	N/A	N/A	930	N/A	N/A
Cost of shares redeemed-Class R-6	(19)	N/A	N/A	—	N/A	N/A
Proceeds from shares sold-Class Y	175,118	N/A	N/A	20,200	N/A	N/A
Issued as reinvestment of distributions-Class Y	1,692	N/A	N/A	930	N/A	N/A
Cost of shares redeemed-Class Y	(5,072)	N/A	N/A	—	N/A	N/A
Net increase (decrease) from fund share transactions	516,200,430	101,663,913	(96,317,410)	4,851,014	5,736,744	(3,409,217)
Increase (decrease) in net assets	433,598,116	238,357,407	144,392,072	(8,636,314)	28,559,858	44,342,353
Net assets, end of period (a)	2,108,812,314	1,675,214,198	1,436,856,791	261,894,722	270,531,036	241,971,178
(a) includes undistributed (accumulated) net investment income (loss) of	$1,600,300	$462,090	$300,449	$(437,184)	$ —	$ —

Shares issued and redeemed
Shares sold-Class A	74,445	N/A	N/A	4,108	N/A	N/A
Issued as reinvestment of distributions-Class A	175	N/A	N/A	33	N/A	N/A
Shares redeemed-Class A	(2,680)	N/A	N/A	(792)	N/A	N/A
Shares sold-Class C	98,726	N/A	N/A	2,844	N/A	N/A
Issued as reinvestment of distributions-Class C	96	N/A	N/A	33	N/A	N/A
Shares redeemed-Class C	(2,288)	N/A	N/A	—	N/A	N/A
Shares sold-Class I	33,193,346	10,448,240	16,183,075	734,727	573,693	935,976
Issued as reinvestment of distributions-Class I	6,663,232	—	1,520,389	884,222	—	381,896
Shares redeemed-Class I	(13,477,090)	(5,060,023)	(24,205,520)	(1,479,233)	(376,822)	(1,506,470)
Shares sold-Class R-3	8,777	N/A	N/A	337	N/A	N/A
Issued as reinvestment of distributions-Class R-3	40	N/A	N/A	33	N/A	N/A
Shares redeemed-Class R-3	—	N/A	N/A	—	N/A	N/A
Shares sold-Class R-5	969	N/A	N/A	337	N/A	N/A
Issued as reinvestment of distributions-Class R-5	41	N/A	N/A	33	N/A	N/A
Shares redeemed-Class R-5	—	N/A	N/A	—	N/A	N/A
Shares sold-Class R-6	71,593	N/A	N/A	337	N/A	N/A
Issued as reinvestment of distributions-Class R-6	41	N/A	N/A	33	N/A	N/A
Shares redeemed-Class R-6	(1)	N/A	N/A	—	N/A	N/A
Shares sold-Class Y	9,076	N/A	N/A	717	N/A	N/A
Issued as reinvestment of distributions-Class Y	89	N/A	N/A	33	N/A	N/A
Shares redeemed-Class Y	(264)	N/A	N/A	—	N/A	N/A
Shares issued and redeemed	26,638,323	5,388,217	(6,502,056)	147,802	196,871	(188,598)
(†) The data for fiscal periods ending after October 31, 2017 is unaudited.

36	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Carillon Reams Core Bond Fund			Carillon Reams Core Plus Bond Fund			Carillon Reams Unconstrained Bond Fund
11/1/17 to 4/30/18 (†)	7/1/17 to 10/31/17	7/1/16 to 6/30/17	11/1/17 to 4/30/18 (†)	7/1/17 to 10/31/17	7/1/16 to 6/30/17	11/1/17 to 4/30/18 (†)	7/1/17 to 10/31/17	7/1/16 to 6/30/17

$143,842,579	$168,933,582	$207,967,407	$768,561,795	$814,467,884	$925,524,225	$1,591,781,787	$1,573,568,177	$1,373,083,803

1,156,692	860,985	2,531,418	7,072,192	4,100,068	11,613,056	12,810,196	5,175,944	12,821,365
(825,406)	995,576	(653,745)	(4,932,692)	5,118,881	(2,222,573)	(109,203)	6,753,052	20,161,638
(2,027,972)	(369,667)	(3,524,209)	(14,088,714)	(2,350,781)	(14,654,117)	(29,974,836)	(4,424,302)	(1,731,471)
(1,696,686)	1,486,894	(1,646,536)	(11,949,214)	6,868,168	(5,263,634)	(17,273,843)	7,504,694	31,251,532

(978,436)	(900,936)	(3,193,832)	(5,844,417)	(3,986,035)	(14,179,016)	(11,045,248)	(4,867,007)	(15,454,884)
—	—	(4,209,010)	—	—	(20,804,133)	—	—	—
—	—	—	—	(197,332)	—	—	—	—
(978,436)	(900,936)	(7,402,842)	(5,844,417)	(4,183,367)	(34,983,149)	(11,045,248)	(4,867,007)	(15,454,884)

442,264	N/A	N/A	218,005	N/A	N/A	108,574	N/A	N/A
1,063	N/A	N/A	429	N/A	N/A	127	N/A	N/A
(330)	N/A	N/A	—	N/A	N/A	—	N/A	N/A
444,624	N/A	N/A	186,594	N/A	N/A	44,834	N/A	N/A
972	N/A	N/A	373	N/A	N/A	69	N/A	N/A
(208,335)	N/A	N/A	(15,401)	N/A	N/A	(23,429)	N/A	N/A
12,895,442	3,576,959	37,721,554	50,694,170	30,109,489	184,300,025	277,295,541	166,300,043	562,801,577
952,297	835,914	6,943,328	4,368,537	3,131,477	25,792,908	9,938,229	4,401,083	13,971,363
(37,738,629)	(30,037,064)	(73,695,489)	(119,290,509)	(79,410,892)	(233,425,295)	(300,295,235)	(127,564,904)	(397,526,066)
10,000	N/A	N/A	10,000	N/A	N/A	10,000	N/A	N/A
58	N/A	N/A	57	N/A	N/A	51	N/A	N/A
—	N/A	N/A	—	N/A	N/A	—	N/A	N/A
10,000	N/A	N/A	10,000	N/A	N/A	10,000	N/A	N/A
77	N/A	N/A	76	N/A	N/A	70	N/A	N/A
—	N/A	N/A	—	N/A	N/A	—	N/A	N/A
10,000	N/A	N/A	10,000	N/A	N/A	10,000	N/A	N/A
81	N/A	N/A	80	N/A	N/A	74	N/A	N/A
—	N/A	N/A	—	N/A	N/A	—	N/A	N/A
106,869	49,907	333,047	1,777,694	420,311	33,193,213	6,771,960	6,608,004	87,759,264
14,795	11,211	100,478	156,207	109,494	2,188,398	352,587	170,833	804,443
(465,806)	(113,888)	(1,387,365)	(6,273,456)	(2,950,769)	(82,858,807)	(20,955,893)	(34,339,136)	(83,122,855)
(23,524,558)	(25,676,961)	(29,984,447)	(68,147,144)	(48,590,890)	(70,809,558)	(26,732,441)	15,575,923	184,687,726
(26,199,680)	(25,091,003)	(39,033,825)	(85,940,775)	(45,906,089)	(111,056,341)	(55,051,532)	18,213,610	200,484,374
117,642,899	143,842,579	168,933,582	682,621,020	768,561,795	814,467,884	1,536,730,255	1,591,781,787	1,573,568,177
$178,256	$ —	$ —	$910,324	$(317,451)	$(637,846)	$2,453,200	$688,252	$190,614

39,559	N/A	N/A	6,996	N/A	N/A	9,301	N/A	N/A
95	N/A	N/A	14	N/A	N/A	11	N/A	N/A
(29)	N/A	N/A	—	N/A	N/A	—	N/A	N/A
39,661	N/A	N/A	5,970	N/A	N/A	3,818	N/A	N/A
87	N/A	N/A	12	N/A	N/A	6	N/A	N/A
(18,668)	N/A	N/A	(494)	N/A	N/A	(2,004)	N/A	N/A
1,140,720	313,169	3,277,843	1,610,908	946,333	5,707,300	23,581,806	14,025,178	47,894,813
84,353	73,151	615,646	138,829	98,455	823,334	845,513	371,239	1,189,203
(3,317,190)	(2,628,930)	(6,425,619)	(3,800,601)	(2,496,559)	(7,337,898)	(25,553,200)	(10,763,667)	(33,804,727)
876	N/A	N/A	315	N/A	N/A	846	N/A	N/A
5	N/A	N/A	2	N/A	N/A	4	N/A	N/A
—	N/A	N/A	—	N/A	N/A	—	N/A	N/A
876	N/A	N/A	315	N/A	N/A	845	N/A	N/A
7	N/A	N/A	2	N/A	N/A	6	N/A	N/A
—	N/A	N/A	—	N/A	N/A	—	N/A	N/A
876	N/A	N/A	314	N/A	N/A	846	N/A	N/A
7	N/A	N/A	3	N/A	N/A	6	N/A	N/A
—	N/A	N/A	—	N/A	N/A	—	N/A	N/A
9,414	4,371	28,217	56,797	13,219	1,014,292	573,302	554,934	7,436,866
1,311	981	8,919	4,965	3,443	69,914	29,853	14,343	68,155
(41,234)	(9,973)	(120,246)	(199,779)	(92,923)	(2,597,161)	(1,770,791)	(2,885,189)	(7,028,404)
(2,059,274)	(2,247,231)	(2,615,240)	(2,175,432)	(1,528,032)	(2,320,219)	(2,279,832)	1,316,838	15,755,906

The accompanying notes are an integral part of the financial statements.	37

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)		Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/17	04/30/18	$43.14	$0.03	$2.06	$2.09	$—	$(2.70)	$—	$(2.70)	$42.53	1.04	1.12	0.13	13		4.90	$193
11/01/16	10/31/17	35.05	0.02	10.24	10.26	(0.03)	(2.14)	—	(2.17)	43.14	1.20	1.20	0.07	33		30.84	164
11/01/15	10/31/16	40.32	0.08	(0.09)	(0.01)	(0.01)	(5.25)	—	(5.26)	35.05	1.23	1.23	0.22	35		0.30	145
11/01/14	10/31/15	42.02	0.09	3.80	3.89	—	(5.59)	—	(5.59)	40.32	1.19	1.19	0.22	42		10.29	168
11/01/13	10/31/14	39.59	0.01	6.64	6.65	—	(4.22)	—	(4.22)	42.02	1.23	1.23	0.02	33		18.34	157
11/01/12	10/31/13	30.95	0.10	8.66	8.76	(0.12)	—	—	(0.12)	39.59	1.30	1.30	0.30	69	(d)	28.41	205
Class C*
11/01/17	04/30/18	32.23	(0.08)	1.51	1.43	—	(2.70)	—	(2.70)	30.96	1.82	1.92	(0.52)	13		4.48	22
11/01/16	10/31/17	26.88	(0.20)	7.69	7.49	—	(2.14)	—	(2.14)	32.23	1.97	1.97	(0.70)	33		29.83	63
11/01/15	10/31/16	32.37	(0.15)	(0.09)	(0.24)	—	(5.25)	—	(5.25)	26.88	2.00	2.00	(0.55)	35		(0.45)	62
11/01/14	10/31/15	35.05	(0.17)	3.08	2.91	—	(5.59)	—	(5.59)	32.37	1.96	1.96	(0.54)	42		9.42	69
11/01/13	10/31/14	33.93	(0.24)	5.58	5.34	—	(4.22)	—	(4.22)	35.05	1.97	1.97	(0.73)	33		17.45	68
11/01/12	10/31/13	26.62	(0.13)	7.44	7.31	—	—	—	—	33.93	2.03	2.03	(0.43)	69	(d)	27.46	68
Class I*
11/01/17	04/30/18	45.13	0.10	2.16	2.26	(0.06)	(2.70)	—	(2.76)	44.63	0.74	0.85	0.44	13		5.06	194
11/01/16	10/31/17	36.55	0.16	10.68	10.84	(0.12)	(2.14)	—	(2.26)	45.13	0.88	0.88	0.39	33		31.26	119
11/01/15	10/31/16	41.83	0.19	(0.09)	0.10	(0.13)	(5.25)	—	(5.38)	36.55	0.92	0.92	0.52	35		0.61	124
11/01/14	10/31/15	43.34	0.21	3.93	4.14	(0.06)	(5.59)	—	(5.65)	41.83	0.90	0.90	0.51	42		10.59	103
11/01/13	10/31/14	40.60	0.13	6.83	6.96	—	(4.22)	—	(4.22)	43.34	0.94	0.93	0.32	33		18.68	88
11/01/12	10/31/13	31.72	0.19	8.92	9.11	(0.23)	—	—	(0.23)	40.60	0.95	0.99	0.51	69	(d)	28.87	30
Class R-3*
11/01/17	04/30/18	41.60	(0.03)	1.99	1.96	—	(2.70)	—	(2.70)	40.86	1.33	1.44	(0.13)	13		4.76	1
11/01/16	10/31/17	33.95	(0.10)	9.89	9.79	—	(2.14)	—	(2.14)	41.60	1.51	1.56	(0.28)	33		30.43	1
11/01/15	10/31/16	39.33	(0.04)	(0.09)	(0.13)	—	(5.25)	—	(5.25)	33.95	1.57	1.57	(0.12)	35		(0.04)	1
11/01/14	10/31/15	41.24	(0.04)	3.72	3.68	—	(5.59)	—	(5.59)	39.33	1.51	1.51	(0.10)	42		9.94	1
11/01/13	10/31/14	39.05	(0.11)	6.52	6.41	—	(4.22)	—	(4.22)	41.24	1.56	1.56	(0.30)	33		17.94	1
11/01/12	10/31/13	30.53	0.01	8.52	8.53	(0.01)	—	—	(0.01)	39.05	1.60	1.60	0.02	69	(d)	27.94	1
Class R-5*
11/01/17	04/30/18	44.97	0.07	2.18	2.25	(0.01)	(2.70)	—	(2.71)	44.51	0.77	0.90	0.31	13		5.06	3
11/01/16	10/31/17	36.44	0.17	10.63	10.80	(0.13)	(2.14)	—	(2.27)	44.97	0.89	0.89	0.45	33		31.26	3
11/01/15	10/31/16	41.70	0.20	(0.08)	0.12	(0.13)	(5.25)	—	(5.38)	36.44	0.90	0.90	0.55	35		0.64	7
11/01/14	10/31/15	43.20	0.18	3.93	4.11	(0.02)	(5.59)	—	(5.61)	41.70	0.95	0.86	0.46	42		10.54	8
11/01/13	10/31/14	40.50	0.10	6.82	6.92	—	(4.22)	—	(4.22)	43.20	0.95	0.94	0.25	33		18.62	5
11/01/12	10/31/13	31.66	0.25	8.83	9.08	(0.24)	—	—	(0.24)	40.50	0.95	0.99	0.73	69	(d)	28.84	20
Class R-6*
11/01/17	04/30/18	44.82	0.12	2.14	2.26	(0.09)	(2.70)	—	(2.79)	44.29	0.67	0.80	0.53	13		5.09	43
11/01/16	10/31/17	36.35	0.14	10.66	10.80	(0.19)	(2.14)	—	(2.33)	44.82	0.82	0.82	0.34	33		31.36	41
11/01/15	10/31/16	41.66	0.22	(0.09)	0.13	(0.19)	(5.25)	—	(5.44)	36.35	0.85	1.49	0.60	35		0.68	0
07/31/15	10/31/15	41.71	0.06	(0.11)	(0.05)	—	—	—	—	41.66	0.82	0.82	0.57	42		(0.12)	0
Class Y*
11/20/17	04/30/18	45.64	0.03	1.66	1.69	(0.12)	(2.70)	—	(2.82)	44.51	1.02	1.42	0.15	13		3.76	0

Carillon ClariVest International Stock Fund
Class A*
11/01/17	04/30/18	18.71	0.12	0.31	0.43	(0.21)	—	—	(0.21)	18.93	1.45	2.92	1.31	18		2.30	7
11/01/16	10/31/17	15.02	0.17	3.71	3.88	(0.19)	—	—	(0.19)	18.71	1.54	3.72	1.03	80		26.15	4
11/01/15	10/31/16	16.02	0.21	(1.14)	(0.93)	(0.07)	—	—	(0.07)	15.02	1.67	3.45	1.40	100		(5.84)	4
11/01/14	10/31/15	16.54	0.14	0.40	0.54	(0.39)	(0.67)	—	(1.06)	16.02	1.58	4.04	0.88	86		3.63	10
11/01/13	10/31/14	16.48	0.42	(0.13)	0.29	(0.14)	(0.09)	—	(0.23)	16.54	1.57	5.96	2.49	96		1.73	4
02/28/13	10/31/13	14.29	0.15	2.04	2.19	—	—	—	—	16.48	1.55	11.48	1.50	42		15.33	4

38	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest International Stock Fund (cont’d)
Class C*
11/01/17	04/30/18	$18.32	$(0.02)	$0.37	$0.35	$(0.10)	$—	$—	$(0.10)	$18.57	2.20	3.78	(0.22)	18	1.91	$3
11/01/16	10/31/17	14.79	0.04	3.65	3.69	(0.16)	—	—	(0.16)	18.32	2.29	4.50	0.27	80	25.21	5
11/01/15	10/31/16	15.83	0.08	(1.12)	(1.04)	—	—	—	—	14.79	2.47	4.31	0.52	100	(6.57)	5
11/01/14	10/31/15	16.38	0.03	0.38	0.41	(0.29)	(0.67)	—	(0.96)	15.83	2.35	4.95	0.18	86	2.80	5
11/01/13	10/31/14	16.38	0.30	(0.14)	0.16	(0.07)	(0.09)	—	(0.16)	16.38	2.35	6.68	1.78	96	0.94	4
02/28/13	10/31/13	14.29	0.11	1.98	2.09	—	—	—	—	16.38	2.39	12.03	1.07	42	14.63	3
Class I*
11/01/17	04/30/18	18.70	0.12	0.34	0.46	(0.26)	—	—	(0.26)	18.90	1.15	2.64	1.28	18	2.44	9
11/01/16	10/31/17	15.11	0.23	3.71	3.94	(0.35)	—	—	(0.35)	18.70	1.15	3.28	1.40	80	26.63	8
11/01/15	10/31/16	16.08	0.30	(1.15)	(0.85)	(0.12)	—	—	(0.12)	15.11	1.15	3.12	2.03	100	(5.31)	6
11/01/14	10/31/15	16.62	0.21	0.39	0.60	(0.47)	(0.67)	—	(1.14)	16.08	1.15	3.82	1.31	86	4.04	2
11/01/13	10/31/14	16.52	0.53	(0.17)	0.36	(0.17)	(0.09)	—	(0.26)	16.62	1.15	5.43	3.16	96	2.18	1
02/28/13	10/31/13	14.29	0.13	2.10	2.23	—	—		—	16.52	1.15	4.25	1.21	42	15.61	0
Class R-3*
11/01/17	04/30/18	18.53	0.07	0.33	0.40	(0.18)	—	—	(0.18)	18.75	1.70	3.27	0.71	18	2.15	1
11/01/16	10/31/17	15.04	0.15	3.67	3.82	(0.33)	—	—	(0.33)	18.53	1.71	3.98	0.89	80	25.91	1
11/01/15	10/31/16	15.99	0.12	(1.05)	(0.93)	(0.02)	—	—	(0.02)	15.04	1.75	3.86	0.77	100	(5.84)	1
11/01/14	10/31/15	16.53	0.13	0.37	0.50	(0.37)	(0.67)	—	(1.04)	15.99	1.74	4.38	0.79	86	3.37	0
11/01/13	10/31/14	16.45	0.40	(0.13)	0.27	(0.10)	(0.09)	—	(0.19)	16.53	1.73	6.22	2.37	96	1.64	0
02/28/13	10/31/13	14.29	0.19	1.97	2.16	—	—	—	—	16.45	1.75	13.83	1.84	42	15.12	0
Class R-5*
11/01/17	04/30/18	18.69	0.12	0.34	0.46	(0.23)	—	—	(0.23)	18.92	1.15	4.17	1.23	18	2.46	0
11/01/16	10/31/17	15.11	0.08	3.85	3.93	(0.35)	—	—	(0.35)	18.69	1.15	3.69	0.49	80	26.56	0
11/01/15	10/31/16	16.09	0.27	(1.13)	(0.86)	(0.12)	—	—	(0.12)	15.11	1.15	3.22	1.79	100	(5.36)	0
11/01/14	10/31/15	16.63	0.25	0.35	0.60	(0.47)	(0.67)	—	(1.14)	16.09	1.15	3.59	1.58	86	4.01	0
11/01/13	10/31/14	16.52	0.50	(0.14)	0.36	(0.16)	(0.09)	—	(0.25)	16.63	1.15	5.67	2.96	96	2.18	0
02/28/13	10/31/13	14.29	0.25	1.98	2.23	—	—	—	—	16.52	1.15	13.27	2.44	42	15.61	0
Class R-6*
11/01/17	04/30/18	18.75	0.15	0.31	0.46	(0.27)	—	—	(0.27)	18.94	1.05	3.14	1.53	18	2.45	0
11/01/16	10/31/17	15.14	0.26	3.71	3.97	(0.36)	—	—	(0.36)	18.75	1.05	3.78	1.55	80	26.82	0
11/01/15	10/31/16	16.11	0.27	(1.11)	(0.84)	(0.13)	—	—	(0.13)	15.14	1.05	3.73	1.80	100	(5.26)	0
11/01/14	10/31/15	16.65	0.24	0.37	0.61	(0.48)	(0.67)	—	(1.15)	16.11	1.05	3.80	1.48	86	4.11	0
11/01/13	10/31/14	16.53	0.51	(0.13)	0.38	(0.17)	(0.09)	—	(0.26)	16.65	1.05	5.67	3.05	96	2.31	0
02/28/13	10/31/13	14.29	0.26	1.98	2.24	—	—	—	—	16.53	1.05	13.27	2.54	42	15.68	0
Class Y*
11/20/17	04/30/18	18.54	0.09	0.50	0.59	(0.27)	—	—	(0.27)	18.86	1.45	3.34	1.05	18	3.18	0

Carillon Cougar Tactical Allocation Fund
Class A*
11/01/17	04/30/18	16.05	0.07	0.14	0.21	(0.11)	(0.29)	—	(0.40)	15.86	1.17	2.56	0.83	55	1.27	2
11/01/16	10/31/17	14.59	0.12	1.40	1.52	(0.04)	(0.02)	—	(0.06)	16.05	1.17	3.55	0.79	152	10.42	2
12/31/15	10/31/16	14.29	0.06	0.24	0.30	—	—	—	—	14.59	1.17	17.33	0.47	66	2.10	2
Class C*
11/01/17	04/30/18	15.87	— (e)	0.15	0.15	(0.03)	(0.29)	—	(0.32)	15.70	1.92	3.31	0.04	55	0.87	2
11/01/16	10/31/17	14.50	0.01	1.38	1.39	—	(0.02)	—	(0.02)	15.87	1.93	4.11	0.05	152	9.58	2
12/31/15	10/31/16	14.29	(0.04)	0.25	0.21	—	—	—	—	14.50	1.97	10.40	(0.31)	66	1.47	1
Class I*
11/01/17	04/30/18	16.09	0.09	0.14	0.23	(0.17)	(0.29)	—	(0.46)	15.86	0.87	2.32	1.11	55	1.37	13
11/01/16	10/31/17	14.62	0.17	1.40	1.57	(0.08)	(0.02)	—	(0.10)	16.09	0.87	3.00	1.09	152	10.79	14
12/31/15	10/31/16	14.29	0.10	0.23	0.33	—	—	—	—	14.62	0.87	8.81	0.77	66	2.31	5

The accompanying notes are an integral part of the financial statements.	39

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Cougar Tactical Allocation Fund (cont’d)
Class R-3*
11/01/17	04/30/18	$16.03	$0.04	$0.15	$0.19	$(0.09)	$(0.29)	$—	$(0.38)	$15.84	1.42	3.09	0.55	55	1.11	$0
11/01/16	10/31/17	14.57	0.09	1.39	1.48	—	(0.02)	—	(0.02)	16.03	1.40	3.62	0.57	152	10.15	0
12/31/15	10/31/16	14.29	0.03	0.25	0.28	—	—	—	—	14.57	1.37	22.76	0.21	66	1.96	0
Class R-5*
11/01/17	04/30/18	16.09	0.09	0.15	0.24	(0.16)	(0.29)	—	(0.45)	15.88	0.87	2.43	1.10	55	1.46	0
11/01/16	10/31/17	14.63	0.17	1.39	1.56	(0.08)	(0.02)	—	(0.10)	16.09	0.87	3.18	1.15	152	10.71	0
12/31/15	10/31/16	14.29	0.08	0.26	0.34	—	—	—	—	14.63	0.87	21.86	0.69	66	2.38	0
Class R-6*
11/01/17	04/30/18	16.12	0.10	0.14	0.24	(0.18)	(0.29)	—	(0.47)	15.89	0.77	2.54	1.20	55	1.46	0
11/01/16	10/31/17	14.64	0.18	1.41	1.59	(0.09)	(0.02)	—	(0.11)	16.12	0.77	3.04	1.21	152	10.88	0
12/31/15	10/31/16	14.29	0.10	0.25	0.35	—	—	—	—	14.64	0.77	22.16	0.82	66	2.45	0
Class Y*
11/20/17	04/30/18	16.11	0.06	0.13	0.19	(0.18)	(0.29)	—	(0.47)	15.83	1.17	2.98	0.90	55	1.10	0

Carillon Eagle Growth & Income Fund
Class A*
11/01/17	04/30/18	20.39	0.19	0.61	0.80	(0.22)	(0.50)	—	(0.72)	20.47	0.97	0.97	1.87	7	3.83	168
11/01/16	10/31/17	18.39	0.34	2.93	3.27	(0.33)	(0.94)	—	(1.27)	20.39	1.03	1.03	1.74	10	18.56	147
11/01/15	10/31/16	17.52	0.34	0.85	1.19	(0.32)	—	—	(0.32)	18.39	1.06	1.06	1.91	15	6.87	152
11/01/14	10/31/15	18.27	0.36	(0.64)	(0.28)	(0.32)	(0.13)	(0.02)	(0.47)	17.52	1.02	1.02	1.99	25	(1.55)	180
11/01/13	10/31/14	16.68	0.30	1.91	2.21	(0.28)	(0.34)	—	(0.62)	18.27	1.02	1.02	1.71	10	13.52	223
11/01/12	10/31/13	13.87	0.33	3.06	3.39	(0.33)	(0.25)	—	(0.58)	16.68	1.09	1.09	2.17	28	25.14	214
Class C*
11/01/17	04/30/18	19.54	0.11	0.59	0.70	(0.13)	(0.50)	—	(0.63)	19.61	1.74	1.74	1.14	7	3.49	131
11/01/16	10/31/17	17.68	0.18	2.81	2.99	(0.19)	(0.94)	—	(1.13)	19.54	1.79	1.79	0.98	10	17.62	169
11/01/15	10/31/16	16.86	0.20	0.82	1.02	(0.20)	—	—	(0.20)	17.68	1.82	1.82	1.14	15	6.07	185
11/01/14	10/31/15	17.60	0.21	(0.60)	(0.39)	(0.20)	(0.13)	(0.02)	(0.35)	16.86	1.79	1.79	1.21	25	(2.30)	197
11/01/13	10/31/14	16.10	0.16	1.83	1.99	(0.15)	(0.34)	—	(0.49)	17.60	1.79	1.79	0.92	10	12.63	212
11/01/12	10/31/13	13.41	0.21	2.95	3.16	(0.22)	(0.25)	—	(0.47)	16.10	1.84	1.84	1.39	28	24.23	170
Class I*
11/01/17	04/30/18	20.34	0.22	0.60	0.82	(0.24)	(0.50)	—	(0.74)	20.42	0.72	0.72	2.13	7	3.96	244
11/01/16	10/31/17	18.35	0.39	2.93	3.32	(0.39)	(0.94)	—	(1.33)	20.34	0.75	0.75	2.00	10	18.90	246
11/01/15	10/31/16	17.48	0.39	0.85	1.24	(0.37)	—	—	(0.37)	18.35	0.79	0.79	2.17	15	7.18	179
11/01/14	10/31/15	18.24	0.40	(0.64)	(0.24)	(0.37)	(0.13)	(0.02)	(0.52)	17.48	0.76	0.76	2.23	25	(1.33)	200
11/01/13	10/31/14	16.65	0.33	1.93	2.26	(0.33)	(0.34)	—	(0.67)	18.24	0.77	0.77	1.89	10	13.86	207
11/01/12	10/31/13	13.85	0.37	3.06	3.43	(0.38)	(0.25)	—	(0.63)	16.65	0.80	0.80	2.37	28	25.49	94
Class R-3*
11/01/17	04/30/18	20.30	0.16	0.60	0.76	(0.18)	(0.50)	—	(0.68)	20.38	1.33	1.33	1.55	7	3.65	2
11/01/16	10/31/17	18.32	0.28	2.91	3.19	(0.27)	(0.94)	—	(1.21)	20.30	1.34	1.34	1.44	10	18.15	2
11/01/15	10/31/16	17.44	0.28	0.87	1.15	(0.27)	—	—	(0.27)	18.32	1.37	1.37	1.60	15	6.61	3
11/01/14	10/31/15	18.19	0.28	(0.63)	(0.35)	(0.25)	(0.13)	(0.02)	(0.40)	17.44	1.44	1.44	1.57	25	(1.99)	3
11/01/13	10/31/14	16.61	0.23	1.90	2.13	(0.21)	(0.34)	—	(0.55)	18.19	1.40	1.40	1.33	10	13.08	4
11/01/12	10/31/13	13.82	0.28	3.04	3.32	(0.28)	(0.25)	—	(0.53)	16.61	1.43	1.43	1.81	28	24.71	4
Class R-5*
11/01/17	04/30/18	20.36	0.22	0.61	0.83	(0.24)	(0.50)	—	(0.74)	20.45	0.73	0.73	2.12	7	3.99	0
11/01/16	10/31/17	18.38	0.38	2.93	3.31	(0.39)	(0.94)	—	(1.33)	20.36	0.76	0.76	1.97	10	18.82	0
11/01/15	10/31/16	17.50	0.39	0.87	1.26	(0.38)	—	—	(0.38)	18.38	0.75	0.75	2.21	15	7.27	0
11/01/14	10/31/15	18.21	0.44	(0.76)	(0.32)	(0.24)	(0.13)	(0.02)	(0.39)	17.50	0.78	0.79	2.39	25	(1.82)	0
11/01/13	10/31/14	16.63	0.34	1.90	2.24	(0.32)	(0.34)	—	(0.66)	18.21	0.76	0.76	1.95	10	13.80	4
11/01/12	10/31/13	13.84	0.33	3.10	3.43	(0.39)	(0.25)	—	(0.64)	16.63	0.72	0.72	2.07	28	25.54	3

40	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund (cont’d)
Class R-6*
11/01/17	04/30/18	$20.30	$0.23	$0.60	$0.83	$(0.25)	$(0.50)	$—	$(0.75)	$20.38	0.64	0.64	2.21	7	4.01	$40
11/01/16	10/31/17	18.32	0.40	2.93	3.33	(0.41)	(0.94)	—	(1.35)	20.30	0.65	0.65	2.10	10	18.98	40
11/01/15	10/31/16	17.46	0.39	0.87	1.26	(0.40)	—	—	(0.40)	18.32	0.67	0.67	2.18	15	7.30	34
11/01/14	10/31/15	18.26	0.45	(0.71)	(0.26)	(0.39)	(0.13)	(0.02)	(0.54)	17.46	0.65	0.65	2.47	25	(1.46)	0
11/01/13	10/31/14	16.67	0.35	1.92	2.27	(0.34)	(0.34)	—	(0.68)	18.26	0.66	0.66	2.01	10	13.94	0
11/01/12	10/31/13	13.86	0.34	3.10	3.44	(0.38)	(0.25)	—	(0.63)	16.67	0.71	0.71	2.09	28	25.59	0
Class Y*
11/20/17	04/30/18	20.48	0.15	0.49	0.64	(0.21)	(0.50)	—	(0.71)	20.41	1.25	1.44	1.59	7	3.03	0

Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/17	04/30/18	56.41	(0.11)	3.14	3.03	—	(1.52)	—	(1.52)	57.92	1.03	1.03	(0.39)	14	5.42	537
11/01/16	10/31/17	42.29	(0.26)	14.38	14.12	—	—	—	—	56.41	1.12	1.12	(0.53)	44	33.39	459
11/01/15	10/31/16	43.39	(0.17)	(0.23)	(0.40)	—	(0.70)	—	(0.70)	42.29	1.17	1.17	(0.40)	34	(0.87)	320
11/01/14	10/31/15	45.68	(0.26)	2.26	2.00	—	(4.29)	—	(4.29)	43.39	1.14	1.14	(0.59)	52	4.70	354
11/01/13	10/31/14	41.03	(0.17)	6.74	6.57	—	(1.92)	—	(1.92)	45.68	1.19	1.19	(0.40)	60	16.58	283
11/01/12	10/31/13	31.52	(0.03)	10.68	10.65	—	(1.14)	—	(1.14)	41.03	1.20	1.20	(0.08)	52	34.81	304
Class C*
11/01/17	04/30/18	45.67	(0.25)	2.53	2.28	—	(1.52)	—	(1.52)	46.43	1.75	1.75	(1.09)	14	5.05	122
11/01/16	10/31/17	34.48	(0.50)	11.69	11.19	—	—	—	—	45.67	1.84	1.84	(1.24)	44	32.45	146
11/01/15	10/31/16	35.76	(0.38)	(0.20)	(0.58)	—	(0.70)	—	(0.70)	34.48	1.88	1.88	(1.11)	34	(1.58)	112
11/01/14	10/31/15	38.65	(0.48)	1.88	1.40	—	(4.29)	—	(4.29)	35.76	1.87	1.88	(1.32)	52	3.92	117
11/01/13	10/31/14	35.24	(0.41)	5.74	5.33	—	(1.92)	—	(1.92)	38.65	1.89	1.89	(1.12)	60	15.75	105
11/01/12	10/31/13	27.41	(0.25)	9.22	8.97	—	(1.14)	—	(1.14)	35.24	1.92	1.92	(0.80)	52	33.87	106
Class I*
11/01/17	04/30/18	59.29	(0.03)	3.31	3.28	—	(1.52)	—	(1.52)	61.05	0.73	0.73	(0.09)	14	5.58	934
11/01/16	10/31/17	44.30	(0.11)	15.10	14.99	— (e)	—	—	— (e)	59.29	0.78	0.78	(0.21)	44	33.84	763
11/01/15	10/31/16	45.26	(0.02)	(0.24)	(0.26)	—	(0.70)	—	(0.70)	44.30	0.82	0.82	(0.06)	34	(0.52)	421
11/01/14	10/31/15	47.33	(0.13)	2.35	2.22	—	(4.29)	—	(4.29)	45.26	0.82	0.83	(0.28)	52	5.02	358
11/01/13	10/31/14	42.31	(0.05)	6.99	6.94	—	(1.92)	—	(1.92)	47.33	0.85	0.85	(0.12)	60	16.97	210
11/01/12	10/31/13	32.36	0.08	11.01	11.09	—	(1.14)	—	(1.14)	42.31	0.87	0.87	0.22	52	35.28	126
Class R-3*
11/01/17	04/30/18	54.88	(0.19)	3.05	2.86	—	(1.52)	—	(1.52)	56.22	1.33	1.33	(0.69)	14	5.26	34
11/01/16	10/31/17	41.25	(0.39)	14.02	13.63	—	—	—	—	54.88	1.38	1.38	(0.80)	44	33.04	32
11/01/15	10/31/16	42.46	(0.28)	(0.23)	(0.51)	—	(0.70)	—	(0.70)	41.25	1.46	1.46	(0.69)	34	(1.16)	21
11/01/14	10/31/15	44.90	(0.37)	2.22	1.85	—	(4.29)	—	(4.29)	42.46	1.41	1.42	(0.86)	52	4.42	24
11/01/13	10/31/14	40.48	(0.31)	6.65	6.34	—	(1.92)	—	(1.92)	44.90	1.48	1.48	(0.73)	60	16.23	16
11/01/12	10/31/13	31.19	(0.14)	10.57	10.43	—	(1.14)	—	(1.14)	40.48	1.49	1.49	(0.39)	52	34.46	12
Class R-5*
11/01/17	04/30/18	59.14	(0.03)	3.31	3.28	—	(1.52)	—	(1.52)	60.90	0.72	0.72	(0.10)	14	5.60	508
11/01/16	10/31/17	44.19	(0.11)	15.06	14.95	— (e)	—	—	— (e)	59.14	0.79	0.79	(0.22)	44	33.84	284
11/01/15	10/31/16	45.15	(0.03)	(0.23)	(0.26)	—	(0.70)	—	(0.70)	44.19	0.83	0.83	(0.06)	34	(0.52)	153
11/01/14	10/31/15	47.28	(0.13)	2.29	2.16	—	(4.29)	—	(4.29)	45.15	0.82	0.83	(0.28)	52	4.89	133
11/01/13	10/31/14	42.27	(0.06)	6.99	6.93	—	(1.92)	—	(1.92)	47.28	0.87	0.87	(0.14)	60	16.96	55
11/01/12	10/31/13	32.34	0.09	10.98	11.07	—	(1.14)	—	(1.14)	42.27	0.89	0.89	0.24	52	35.24	39
Class R-6*
11/01/17	04/30/18	59.62	(0.01)	3.33	3.32	—	(1.52)	—	(1.52)	61.42	0.66	0.66	(0.04)	14	5.62	1,125
11/01/16	10/31/17	44.51	(0.07)	15.19	15.12	(0.01)	—	—	(0.01)	59.62	0.69	0.69	(0.12)	44	33.97	692
11/01/15	10/31/16	45.43	0.02	(0.24)	(0.22)	—	(0.70)	—	(0.70)	44.51	0.72	0.72	0.04	34	(0.43)	346
11/01/14	10/31/15	47.44	(0.10)	2.38	2.28	—	(4.29)	—	(4.29)	45.43	0.73	0.74	(0.21)	52	5.15	190
11/01/13	10/31/14	42.36	(0.05)	7.05	7.00	—	(1.92)	—	(1.92)	47.44	0.77	0.77	(0.10)	60	17.10	30
11/01/12	10/31/13	32.37	0.02	11.11	11.13	—	(1.14)	—	(1.14)	42.36	0.78	0.78	0.05	52	35.40	7
Class Y*
11/20/17	04/30/18	60.71	(0.18)	1.93	1.75	—	(1.52)	—	(1.52)	60.94	1.25	1.32	(0.65)	14	2.93	0

The accompanying notes are an integral part of the financial statements.	41

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Mid Cap Stock Fund
Class A*
11/01/17	04/30/18	$28.77	$(0.05)	$0.68	$0.63	$—	$(1.42)	$—	$(1.42)	$27.98	1.21	1.19	(0.34)	22	2.13	$157
11/01/16	10/31/17	25.38	(0.11)	5.50	5.39	—	(2.00)	—	(2.00)	28.77	1.25	1.27	(0.41)	16	22.40	114
11/01/15	10/31/16	28.35	(0.11)	0.48	0.37	—	(3.34)	—	(3.34)	25.38	1.29	1.29	(0.42)	44	2.06	118
11/01/14	10/31/15	30.05	(0.12)	0.75	0.63	—	(2.33)	—	(2.33)	28.35	1.24	1.24	(0.40)	56	2.07	147
11/01/13	10/31/14	30.48	(0.13)	1.72	1.59	—	(2.02)	—	(2.02)	30.05	1.22	1.22	(0.43)	32	5.51	171
11/01/12	10/31/13	27.14	(0.04)	7.40	7.36	—	(4.02)	—	(4.02)	30.48	1.22	1.22	(0.14)	27	30.90	208
Class C*
11/01/17	04/30/18	21.29	(0.10)	0.49	0.39	—	(1.42)	—	(1.42)	20.26	2.00	1.98	(1.00)	22	1.73	26
11/01/16	10/31/17	19.40	(0.23)	4.12	3.89	—	(2.00)	—	(2.00)	21.29	2.01	2.03	(1.16)	16	21.50	82
11/01/15	10/31/16	22.64	(0.23)	0.33	0.10	—	(3.34)	—	(3.34)	19.40	2.04	2.04	(1.17)	44	1.28	90
11/01/14	10/31/15	24.62	(0.27)	0.62	0.35	—	(2.33)	—	(2.33)	22.64	1.99	1.99	(1.16)	56	1.32	109
11/01/13	10/31/14	25.52	(0.28)	1.40	1.12	—	(2.02)	—	(2.02)	24.62	1.96	1.96	(1.17)	32	4.69	124
11/01/12	10/31/13	23.49	(0.21)	6.26	6.05	—	(4.02)	—	(4.02)	25.52	1.95	1.95	(0.90)	27	30.00	138
Class I*
11/01/17	04/30/18	30.40	(—)	0.71	0.71	—	(1.42)	—	(1.42)	29.69	0.95	0.94	(0.03)	22	2.28	56
11/01/16	10/31/17	26.64	(0.04)	5.80	5.76	—	(2.00)	—	(2.00)	30.40	0.95	0.96	(0.12)	16	22.75	61
11/01/15	10/31/16	29.50	(0.02)	0.50	0.48	—	(3.34)	—	(3.34)	26.64	0.95	0.99	(0.08)	44	2.39	45
11/01/14	10/31/15	31.09	(0.03)	0.77	0.74	—	(2.33)	—	(2.33)	29.50	0.95	1.06	(0.10)	56	2.37	51
11/01/13	10/31/14	31.39	(0.05)	1.77	1.72	—	(2.02)	—	(2.02)	31.09	0.95	1.10	(0.16)	32	5.78	87
11/01/12	10/31/13	27.76	0.03	7.62	7.65	—	(4.02)	—	(4.02)	31.39	0.95	1.12	0.11	27	31.31	98
Class R-3*
11/01/17	04/30/18	27.60	(0.08)	0.65	0.57	—	(1.42)	—	(1.42)	26.75	1.50	1.53	(0.58)	22	1.99	1
11/01/16	10/31/17	24.48	(0.16)	5.28	5.12	—	(2.00)	—	(2.00)	27.60	1.50	1.58	(0.64)	16	22.10	1
11/01/15	10/31/16	27.55	(0.17)	0.44	0.27	—	(3.34)	—	(3.34)	24.48	1.58	1.58	(0.71)	44	1.72	1
11/01/14	10/31/15	29.36	(0.21)	0.73	0.52	—	(2.33)	—	(2.33)	27.55	1.59	1.59	(0.73)	56	1.71	2
11/01/13	10/31/14	29.92	(0.21)	1.67	1.46	—	(2.02)	—	(2.02)	29.36	1.53	1.53	(0.73)	32	5.16	5
11/01/12	10/31/13	26.78	(0.13)	7.29	7.16	—	(4.02)	—	(4.02)	29.92	1.52	1.52	(0.48)	27	30.53	6
Class R-5*
11/01/17	04/30/18	30.58	(—)	0.71	0.71	—	(1.42)	—	(1.42)	29.87	0.95	1.03	(0.02)	22	2.27	0
11/01/16	10/31/17	26.79	(0.03)	5.82	5.79	—	(2.00)	—	(2.00)	30.58	0.95	1.06	(0.11)	16	22.74	0
11/01/15	10/31/16	29.65	(0.02)	0.50	0.48	—	(3.34)	—	(3.34)	26.79	0.95	1.07	(0.08)	44	2.38	0
11/01/14	10/31/15	31.24	(0.03)	0.77	0.74	—	(2.33)	—	(2.33)	29.65	0.95	0.99	(0.10)	56	2.36	0
11/01/13	10/31/14	31.53	(0.05)	1.78	1.73	—	(2.02)	—	(2.02)	31.24	0.94	0.94	(0.16)	32	5.79	0
11/01/12	10/31/13	27.77	0.19	7.59	7.78	—	(4.02)	—	(4.02)	31.53	0.84	0.84	0.69	27	31.84	1
Class R-6*
11/01/17	04/30/18	30.72	0.01	0.72	0.73	—	(1.42)	—	(1.42)	30.03	0.85	0.86	0.07	22	2.32	1
11/01/16	10/31/17	26.87	(0.01)	5.86	5.85	—	(2.00)	—	(2.00)	30.72	0.85	0.87	(0.02)	16	22.90	1
11/01/15	10/31/16	29.70	0.01	0.50	0.51	—	(3.34)	—	(3.34)	26.87	0.85	0.87	0.02	44	2.48	1
11/01/14	10/31/15	31.25	— (e)	0.78	0.78	—	(2.33)	—	(2.33)	29.70	0.83	0.84	0.01	56	2.49	0
11/01/13	10/31/14	31.50	(0.01)	1.78	1.77	—	(2.02)	—	(2.02)	31.25	0.82	0.82	(0.04)	32	5.93	1
11/01/12	10/31/13	27.81	(0.02)	7.73	7.71	—	(4.02)	—	(4.02)	31.50	0.79	0.79	(0.08)	27	31.49	0
Class Y*
11/20/17	04/30/18	30.66	(0.05)	0.46	0.41	—	(1.42)	—	(1.42)	29.65	1.25	1.76	(0.40)	22	1.28	0

Carillon Eagle Small Cap Growth Fund
Class A*
11/01/17	04/30/18	62.31	(0.17)	3.02	2.85	—	(4.83)	—	(4.83)	60.33	1.08	1.08	(0.55)	14	4.66	634
11/01/16	10/31/17	50.48	(0.27)	13.72	13.45	—	(1.62)	—	(1.62)	62.31	1.13	1.13	(0.47)	40	27.22	640
11/01/15	10/31/16	52.98	(0.33)	1.29	0.96	—	(3.46)	—	(3.46)	50.48	1.15	1.15	(0.66)	32	2.07	848
11/01/14	10/31/15	57.57	(0.33)	2.22	1.89	—	(6.48)	—	(6.48)	52.98	1.10	1.10	(0.60)	45	3.23	711
11/01/13	10/31/14	54.33	(0.34)	4.27	3.93	—	(0.69)	—	(0.69)	57.57	1.11	1.11	(0.61)	37	7.30	759
11/01/12	10/31/13	41.13	(0.16)	13.36	13.20	—	—	—	—	54.33	1.10	1.10	(0.33)	38	32.09	999

42	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)		Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund (cont’d)
Class C*
11/01/17	04/30/18	$ 47.51	$ (0.28)	$ 2.28	$ 2.00	$ —	$ (4.83)	$ —	$ (4.83)	$ 44.68	1.76	1.76	(1.22)	14		4.29	$ 126
11/01/16	10/31/17	39.10	(0.51)	10.54	10.03	—	(1.62)	—	(1.62)	47.51	1.82	1.82	(1.17)	40		26.37	169
11/01/15	10/31/16	42.10	(0.52)	0.98	0.46	—	(3.46)	—	(3.46)	39.10	1.85	1.85	(1.36)	32		1.37	166
11/01/14	10/31/15	47.33	(0.59)	1.84	1.25	—	(6.48)	—	(6.48)	42.10	1.82	1.82	(1.32)	45		2.49	186
11/01/13	10/31/14	45.11	(0.61)	3.52	2.91	—	(0.69)	—	(0.69)	47.33	1.82	1.82	(1.32)	37		6.52	190
11/01/12	10/31/13	34.40	(0.42)	11.13	10.71	—	—	—	—	45.11	1.82	1.82	(1.05)	38		31.13	189
Class I*
11/01/17	04/30/18	65.18	(0.07)	3.16	3.09	—	(4.83)	—	(4.83)	63.44	0.75	0.75	(0.21)	14		4.83	1,615
11/01/16	10/31/17	52.55	(0.08)	14.33	14.25	—	(1.62)	—	(1.62)	65.18	0.78	0.78	(0.13)	40		27.68	1,691
11/01/15	10/31/16	54.84	(0.16)	1.33	1.17	—	(3.46)	—	(3.46)	52.55	0.81	0.81	(0.32)	32		2.40	1,374
11/01/14	10/31/15	59.19	(0.16)	2.29	2.13	—	(6.48)	—	(6.48)	54.84	0.78	0.78	(0.28)	45		3.58	1,757
11/01/13	10/31/14	55.68	(0.16)	4.36	4.20	—	(0.69)	—	(0.69)	59.19	0.78	0.78	(0.29)	37		7.61	1,770
11/01/12	10/31/13	42.04	(0.01)	13.67	13.66	(0.02)	—	—	(0.02)	55.68	0.79	0.79	(0.01)	38		32.49	1,815
Class R-3*
11/01/17	04/30/18	60.51	(0.23)	2.92	2.69	—	(4.83)	—	(4.83)	58.37	1.31	1.31	(0.77)	14		4.52	91
11/01/16	10/31/17	49.18	(0.40)	13.35	12.95	—	(1.62)	—	(1.62)	60.51	1.38	1.38	(0.73)	40		26.92	98
11/01/15	10/31/16	51.82	(0.43)	1.25	0.82	—	(3.46)	—	(3.46)	49.18	1.39	1.39	(0.90)	32		1.83	94
11/01/14	10/31/15	56.59	(0.48)	2.19	1.71	—	(6.48)	—	(6.48)	51.82	1.38	1.38	(0.88)	45		2.94	119
11/01/13	10/31/14	53.58	(0.50)	4.20	3.70	—	(0.69)	—	(0.69)	56.59	1.42	1.42	(0.92)	37		6.97	127
11/01/12	10/31/13	40.68	(0.29)	13.19	12.90	—	—	—	—	53.58	1.37	1.37	(0.62)	38		31.71	134
Class R-5*
11/01/17	04/30/18	65.45	(0.07)	3.16	3.09	—	(4.83)	—	(4.83)	63.71	0.76	0.76	(0.21)	14		4.81	447
11/01/16	10/31/17	52.75	(0.07)	14.39	14.32	—	(1.62)	—	(1.62)	65.45	0.77	0.77	(0.11)	40		27.71	469
11/01/15	10/31/16	55.02	(0.15)	1.34	1.19	—	(3.46)	—	(3.46)	52.75	0.78	0.78	(0.30)	32		2.43	444
11/01/14	10/31/15	59.37	(0.15)	2.28	2.13	—	(6.48)	—	(6.48)	55.02	0.75	0.75	(0.25)	45		3.57	418
11/01/13	10/31/14	55.83	(0.16)	4.39	4.23	—	(0.69)	—	(0.69)	59.37	0.77	0.77	(0.28)	37		7.64	348
11/01/12	10/31/13	42.14	0.01	13.69	13.70	(0.01)	—	—	(0.01)	55.83	0.77	0.77	0.02	38		32.51	341
Class R-6*
11/01/17	04/30/18	65.92	(0.04)	3.20	3.16	—	(4.83)	—	(4.83)	64.25	0.65	0.65	(0.12)	14		4.88	2,257
11/01/16	10/31/17	53.06	(0.04)	14.52	14.48	—	(1.62)	—	(1.62)	65.92	0.66	0.66	(0.06)	40		27.86	2,005
11/01/15	10/31/16	55.27	(0.10)	1.35	1.25	—	(3.46)	—	(3.46)	53.06	0.67	0.67	(0.19)	32		2.53	1,139
11/01/14	10/31/15	59.55	(0.10)	2.30	2.20	—	(6.48)	—	(6.48)	55.27	0.66	0.66	(0.17)	45		3.68	737
11/01/13	10/31/14	55.92	(0.10)	4.42	4.32	—	(0.69)	—	(0.69)	59.55	0.66	0.66	(0.17)	37		7.79	576
11/01/12	10/31/13	42.20	0.03	13.74	13.77	(0.05)	—	—	(0.05)	55.92	0.68	0.68	0.07	38		32.68	502
Class Y*
11/20/17	04/30/18	65.89	(0.20)	2.44	2.24	—	(4.83)	—	(4.83)	63.30	1.25	1.50	(0.71)	14		3.47	0

Carillon Eagle Smaller Company Fund
Class A*
11/01/17	04/30/18	14.94	(0.01)	0.59	0.58	—	(1.42)	—	(1.42)	14.10	1.25	1.83	(0.19)	102	(f)	3.92	14
11/01/16	10/31/17	13.01	(0.04)	3.24	3.20	—	(1.27)	—	(1.27)	14.94	1.31	1.88	(0.31)	35		26.11	16
11/01/15	10/31/16	12.32	(0.05)	0.74	0.69	—	—	—	—	13.01	1.43	1.83	(0.38)	46		5.60	15
11/01/14	10/31/15	23.65	(0.10)	0.08	(0.02)	—	(11.31)	—	(11.31)	12.32	1.41	1.60	(0.70)	79		(1.88)	20
11/01/13	10/31/14	23.38	(0.09)	0.87	0.78	—	(0.51)	—	(0.51)	23.65	1.38	1.36	(0.38)	68	(g)	3.34	18
11/01/12	10/31/13	18.93	(0.03)	5.96	5.93	(0.09)	(1.39)	—	(1.48)	23.38	1.37	1.40	(0.13)	14		33.60	19
Class C*
11/01/17	04/30/18	13.04	(0.06)	0.52	0.46	—	(1.42)	—	(1.42)	12.08	2.00	2.52	(0.94)	102	(f)	3.54	16
11/01/16	10/31/17	11.59	(0.13)	2.85	2.72	—	(1.27)	—	(1.27)	13.04	2.05	2.59	(1.05)	35		25.07	18
11/01/15	10/31/16	11.05	(0.12)	0.66	0.54	—	—	—	—	11.59	2.16	2.57	(1.12)	46		4.89	17
11/01/14	10/31/15	22.46	(0.18)	0.08	(0.10)	—	(11.31)	—	(11.31)	11.05	2.17	2.35	(1.49)	79		(2.64)	21
11/01/13	10/31/14	22.38	(0.25)	0.84	0.59	—	(0.51)	—	(0.51)	22.46	2.11	2.09	(1.11)	68	(g)	2.63	11
11/01/12	10/31/13	18.22	(0.18)	5.73	5.55	—	(1.39)	—	(1.39)	22.38	2.12	2.14	(0.88)	14		32.62	11

The accompanying notes are an integral part of the financial statements.	43

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)		Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Smaller Company Fund (cont’d)
Class I*
11/01/17	04/30/18	$ 16.08	$ 0.01	$ 0.65	$ 0.66	$ —	$ (1.42)	$ —	$ (1.42)	$ 15.32	0.95	1.53	0.11	102	(f)	4.15	$ 7
11/01/16	10/31/17	13.87	0.01	3.47	3.48	—	(1.27)	—	(1.27)	16.08	0.95	1.56	0.06	35		26.53	9
11/01/15	10/31/16	13.07	0.02	0.78	0.80	—	—	—	—	13.87	0.95	1.52	0.13	46		6.12	9
11/01/14	10/31/15	24.27	(0.03)	0.14	0.11	—	(11.31)	—	(11.31)	13.07	0.95	1.27	(0.17)	79		(0.99)	15
11/01/13	10/31/14	23.86	0.02	0.91	0.93	(0.01)	(0.51)	—	(0.52)	24.27	0.95	1.10	0.10	68	(g)	3.93	33
11/01/12	10/31/13	19.28	0.06	6.07	6.13	(0.16)	(1.39)	—	(1.55)	23.86	0.95	1.16	0.27	14		34.20	106
Class R-3*
11/01/17	04/30/18	14.38	(0.03)	0.57	0.54	—	(1.42)	—	(1.42)	13.50	1.50	2.09	(0.46)	102	(f)	3.79	1
11/01/16	10/31/17	12.60	(0.08)	3.13	3.05	—	(1.27)	—	(1.27)	14.38	1.56	2.15	(0.58)	35		25.74	1
11/01/15	10/31/16	11.96	(0.08)	0.72	0.64	—	—	—	—	12.60	1.70	2.19	(0.65)	46		5.35	0
11/01/14	10/31/15	23.33	(0.13)	0.07	(0.06)	—	(11.31)	—	(11.31)	11.96	1.70	2.07	(0.94)	79		(2.19)	0
11/01/13	10/31/14	23.12	(0.17)	0.89	0.72	—	(0.51)	—	(0.51)	23.33	1.70	1.77	(0.72)	68	(g)	3.11	0
11/01/12	10/31/13	18.77	(0.08)	5.89	5.81	(0.07)	(1.39)	—	(1.46)	23.12	1.70	1.85	(0.40)	14		33.17	0
Class R-5*
11/01/17	04/30/18	15.88	0.01	0.64	0.65	—	(1.42)	—	(1.42)	15.11	0.95	1.62	0.09	102	(f)	4.14	0
11/01/16	10/31/17	13.71	0.01	3.43	3.44	—	(1.27)	—	(1.27)	15.88	0.95	1.63	0.04	35		26.55	0
11/01/15	10/31/16	12.93	(0.01)	0.79	0.78	—	—	—	—	13.71	0.95	1.67	(0.08)	46		6.03	0
11/01/14	10/31/15	24.20	(0.03)	0.07	0.04	—	(11.31)	—	(11.31)	12.93	0.95	1.14	(0.24)	79		(1.41)	0
11/01/13	10/31/14	23.82	0.04	0.87	0.91	(0.02)	(0.51)	—	(0.53)	24.20	0.95	1.04	0.18	68	(g)	3.85	0
11/01/12	10/31/13	19.25	(0.02)	6.15	6.13	(0.17)	(1.39)	—	(1.56)	23.82	0.95	1.00	(0.11)	14		34.25	0
Class R-6*
11/01/17	04/30/18	15.97	0.01	0.65	0.66	—	(1.42)	—	(1.42)	15.21	0.85	1.40	0.19	102	(f)	4.19	3
11/01/16	10/31/17	13.77	0.02	3.45	3.47	—	(1.27)	—	(1.27)	15.97	0.85	1.41	0.14	35		26.66	3
11/01/15	10/31/16	12.96	0.04	0.77	0.81	—	—	—	—	13.77	0.85	1.31	0.32	46		6.25	3
11/01/14	10/31/15	24.22	(0.01)	0.06	0.05	—	(11.31)	—	(11.31)	12.96	0.85	1.20	(0.07)	79		(1.33)	10
11/01/13	10/31/14	23.86	0.03	0.87	0.90	(0.03)	(0.51)	—	(0.54)	24.22	0.85	0.94	0.13	68	(g)	3.78	25
11/01/12	10/31/13	19.28	0.01	6.14	6.15	(0.18)	(1.39)	—	(1.57)	23.86	0.85	0.96	0.04	14		34.33	18
Class Y*
11/20/17	04/30/18	16.19	(0.02)	0.54	0.52	—	(1.42)	—	(1.42)	15.29	1.25	2.36	(0.23)	102	(f)	3.25	0

Carillon Scout International Fund
Class A*
11/20/17	04/30/18	25.05	0.31	0.07	0.38	(0.22)	(3.76)	—	(3.98)	21.45	1.45	1.48	3.19	4		1.61	0
Class C*
11/20/17	04/30/18	25.05	0.16	0.15	0.31	(0.20)	(3.76)	—	(3.96)	21.40	2.20	2.20	1.62	4		1.29	0
Class I*
11/01/17	04/30/18	25.18	0.20	0.08	0.28	(0.22)	(3.76)	—	(3.98)	21.48	1.06	1.06	1.80	4		1.24	1,025
07/01/17	10/31/17	23.21	0.07	1.90	1.97	—	—	—	—	25.18	1.08	1.08	0.81	7		8.49	1,161
07/01/16	06/30/17	23.10	0.37	3.50	3.87	(0.42)	(3.34)	—	(3.76)	23.21	1.06	1.06	1.61	20		18.80	1,186
07/01/15	06/30/16	33.69	0.56	(3.41)	(2.85)	(0.59)	(7.15)	—	(7.74)	23.10	1.05	1.05	1.38	23		(7.89)	1,484
07/01/14	06/30/15	37.81	0.65	(1.59)	(0.94)	(0.60)	(2.58)	—	(3.18)	33.69	1.02	1.02	1.48	17		(2.22)	4,775
07/01/13	06/30/14	33.52	0.50	4.29	4.79	(0.50)	—	—	(0.50)	37.81	1.01	1.01	1.23	12		14.30	8,580
07/01/12	06/30/13	29.24	0.44	4.49	4.93	(0.65)	—	—	(0.65)	33.52	1.01	1.01	1.39	31		16.86	9,202
Class R-3*
11/20/17	04/30/18	25.05	0.13	0.23	0.36	(0.22)	(3.76)	—	(3.98)	21.43	1.70	1.93	1.29	4		1.49	0
Class R-5*
11/20/17	04/30/18	25.05	0.18	0.23	0.41	(0.23)	(3.76)	—	(3.99)	21.47	1.15	1.43	1.84	4		1.74	0
Class R-6*
11/20/17	04/30/18	25.05	0.19	0.23	0.42	(0.23)	(3.76)	—	(3.99)	21.48	1.05	1.43	1.94	4		1.79	0
Class Y*
11/20/17	04/30/18	25.05	0.15	0.23	0.38	(0.22)	(3.76)	—	(3.98)	21.45	1.45	1.70	1.56	4		1.61	0

44	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Mid Cap Fund
Class A*
11/20/17	04/30/18	$ 20.18	$ 0.01	$ 0.29	$ 0.30	$ (0.02)	$ (1.54)	$ —	$ (1.56)	$ 18.92	1.16	1.16	0.10	45	1.44	$ 1
Class C*
11/20/17	04/30/18	20.18	(0.05)	0.29	0.24	(0.01)	(1.54)	—	(1.55)	18.87	1.91	1.91	(0.63)	45	1.11	2
Class I*
11/01/17	04/30/18	19.77	0.03	0.70	0.73	(0.02)	(1.54)	—	(1.56)	18.94	0.96	0.96	0.33	45	3.64	2,104
07/01/17	10/31/17	18.11	— (e)	1.66	1.66	—	—	—	—	19.77	1.01	1.01	0.03	20	9.17	1,675
07/01/16	06/30/17	15.06	0.07	3.35	3.42	(0.07)	(0.30)	—	(0.37)	18.11	1.03	1.03	0.43	87	22.93	1,437
07/01/15	06/30/16	16.02	0.21	0.13	0.34	(0.17)	(1.13)	—	(1.30)	15.06	1.04	1.04	1.34	161	2.69	1,292
07/01/14	06/30/15	18.79	0.03	0.30	0.33	(0.02)	(3.08)	—	(3.10)	16.02	1.04	1.04	0.17	158	2.42	1,585
07/01/13	06/30/14	15.75	— (e)	3.99	3.99	— (e)	(0.95)	—	(0.95)	18.79	1.02	1.02	0.01	134	25.75	2,538
07/01/12	06/30/13	13.25	0.14	2.67	2.81	(0.11)	(0.20)	—	(0.31)	15.75	1.07	1.07	0.97	127	21.53	1,601
Class R-3*
11/20/17	04/30/18	20.18	(0.06)	0.32	0.26	(0.01)	(1.54)	—	(1.55)	18.89	1.52	1.52	(0.64)	45	1.22	0
Class R-5*
11/20/17	04/30/18	20.18	0.01	0.30	0.31	(0.03)	(1.54)	—	(1.57)	18.92	1.15	1.35	0.16	45	1.44	0
Class R-6*
11/20/17	04/30/18	20.18	0.04	0.28	0.32	(0.03)	(1.54)	—	(1.57)	18.93	0.96	0.96	0.46	45	1.49	1
Class Y*
11/20/17	04/30/18	20.18	— (e)	0.30	0.30	(0.02)	(1.54)	—	(1.56)	18.92	1.22	1.22	0.04	45	1.43	0

Carillon Scout Small Cap Fund
Class A*
11/20/17	04/30/18	29.63	(0.09)	1.13	1.04	—	(2.76)	—	(2.76)	27.91	1.25	1.29	(0.71)	12	3.40	0
Class C*
11/20/17	04/30/18	29.63	(0.18)	1.13	0.95	—	(2.76)	—	(2.76)	27.82	2.00	2.05	(1.42)	12	3.07	0
Class I*
11/01/17	04/30/18	29.33	(0.05)	1.43	1.38	—	(2.76)	—	(2.76)	27.95	0.96	1.01	(0.32)	12	4.60	262
07/01/17	10/31/17	26.81	(0.04)	2.56	2.52	—	—	—	—	29.33	1.03	1.03	(0.45)	6	9.40	271
07/01/16	06/30/17	21.45	(0.09)	6.52	6.43	—	(1.07)	—	(1.07)	26.81	1.04	1.04	(0.39)	25	30.70	242
07/01/15	06/30/16	26.61	(0.07)	(1.55)	(1.62)	—	(3.54)	—	(3.54)	21.45	1.13	1.13	(0.32)	16	(6.01)	198
07/01/14	06/30/15	24.49	(0.07)	2.37	2.30	—	(0.18)	—	(0.18)	26.61	1.12	1.12	(0.27)	22	9.44	249
07/01/13	06/30/14	20.55	(0.04)	3.98	3.94	—	—	—	—	24.49	1.12	1.12	(0.15)	17	19.17	251
07/01/12	06/30/13	15.82	0.02	4.77	4.79	(0.06)	—	—	(0.06)	20.55	1.13	1.13	0.14	23	30.39	244
Class R-3*
11/20/17	04/30/18	29.63	(0.11)	1.12	1.01	—	(2.76)	—	(2.76)	27.88	1.50	1.86	(0.86)	12	3.29	0
Class R-5*
11/20/17	04/30/18	29.63	(0.04)	1.12	1.08	—	(2.76)	—	(2.76)	27.95	0.95	1.36	(0.31)	12	3.54	0
Class R-6*
11/20/17	04/30/18	29.63	(0.03)	1.12	1.09	—	(2.76)	—	(2.76)	27.96	0.85	1.36	(0.21)	12	3.58	0
Class Y*
11/20/17	04/30/18	29.63	(0.08)	1.12	1.04	—	(2.76)	—	(2.76)	27.91	1.25	1.66	(0.64)	12	3.40	0

Carillon Reams Core Bond Fund
Class A*
11/20/17	04/30/18	11.42	0.09	(0.29)	(0.20)	(0.08)	—	—	(0.08)	11.14	0.80	1.16	1.77	193	(1.74)	0
Class C*
11/20/17	04/30/18	11.42	0.05	(0.28)	(0.23)	(0.06)	—	—	(0.06)	11.13	1.55	1.92	1.01	193	(2.04)	0
Class I*
11/01/17	04/30/18	11.40	0.11	(0.27)	(0.16)	(0.09)	—	—	(0.09)	11.15	0.40	0.84	1.94	193	(1.39)	115
07/01/17	10/31/17	11.37	0.07	0.03	0.10	(0.07)	—	—	(0.07)	11.40	0.40	0.69	1.65	126	0.85	141
07/01/16	06/30/17	11.90	0.15	(0.24)	(0.09)	(0.19)	(0.25)	—	(0.44)	11.37	0.40	0.66	1.30	390	(0.71)	166
07/01/15	06/30/16	11.42	0.18	0.49	0.67	(0.19)	—	—	(0.19)	11.90	0.40	0.62	1.62	453	6.00	204
07/01/14	06/30/15	11.50	0.14	(0.07)	0.07	(0.15)	—	—	(0.15)	11.42	0.40	0.61	1.21	158	0.61	210
07/01/13	06/30/14	11.41	0.15	0.15	0.30	(0.17)	(0.04)	—	(0.21)	11.50	0.40	0.62	1.32	636	2.65	219
07/01/12	06/30/13	11.61	0.13	0.01	0.14	(0.15)	(0.19)	—	(0.34)	11.41	0.40	0.64	1.13	607	1.20	259

The accompanying notes are an integral part of the financial statements.	45

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Bond Fund (cont’d)
Class R-3*
11/20/17	04/30/18	$11.42	$ 0.07	$ (0.27)	$ (0.20)	$ (0.07)	$ —	$ —	$ (0.07)	$ 11.15	1.05	1.71	1.34	193	(1.79)	$ 0
Class R-5*
11/20/17	04/30/18	11.42	0.09	(0.27)	(0.18)	(0.09)	—	—	(0.09)	11.15	0.50	1.23	1.89	193	(1.60)	0
Class R-6*
11/20/17	04/30/18	11.42	0.10	(0.28)	(0.18)	(0.09)	—	—	(0.09)	11.15	0.40	1.23	1.99	193	(1.56)	0
Class Y*
11/01/17	04/30/18	11.40	0.09	(0.28)	(0.19)	(0.07)	—	—	(0.07)	11.14	0.80	1.15	1.54	193	(1.65)	2
07/01/17	10/31/17	11.37	0.05	0.03	0.08	(0.05)	—	—	(0.05)	11.40	0.80	1.00	1.25	126	0.71	3
07/01/16	06/30/17	11.90	0.10	(0.24)	(0.14)	(0.14)	(0.25)	—	(0.39)	11.37	0.79	0.97	0.91	390	(1.09)	3
07/01/15	06/30/16	11.42	0.15	0.49	0.64	(0.16)	—	—	(0.16)	11.90	0.75	0.97	1.27	453	5.63	4
07/01/14	06/30/15	11.50	0.10	(0.07)	0.03	(0.11)	—	—	(0.11)	11.42	0.76	0.97	0.85	158	0.24	4
07/01/13	06/30/14	11.40	0.11	0.16	0.27	(0.13)	(0.04)	—	(0.17)	11.50	0.79	1.01	0.93	636	2.34	4
07/01/12	06/30/13	11.61	0.10	— (e)	0.10	(0.12)	(0.19)	—	(0.31)	11.40	0.71	0.95	0.82	607	0.83	6

Carillon Reams Core Plus Bond Fund
Class A*
11/20/17	04/30/18	31.76	0.24	(0.83)	(0.59)	(0.22)	—	—	(0.22)	30.95	0.80	0.92	1.75	207	(1.88)	0
Class C*
11/20/17	04/30/18	31.76	0.14	(0.84)	(0.70)	(0.14)	—	—	(0.14)	30.92	1.55	1.80	1.01	207	(2.22)	0
Class I*
11/01/17	04/30/18	31.74	0.31	(0.83)	(0.52)	(0.25)	—	—	(0.25)	30.97	0.40	0.59	1.96	207	(1.64)	659
07/01/17	10/31/17	31.64	0.16	0.11	0.27	(0.16)	—	(0.01)	(0.17)	31.74	0.40	0.58	1.53	123	0.85	741
07/01/16	06/30/17	32.98	0.42	(0.51)	(0.09)	(0.52)	(0.73)	—	(1.25)	31.64	0.40	0.59	1.32	433	(0.18)	784
07/01/15	06/30/16	32.27	0.60	1.14	1.74	(0.56)	(0.47)	—	(1.03)	32.98	0.40	0.55	1.87	480	5.53	844
07/01/14	06/30/15	32.30	0.39	(0.01)	0.38	(0.38)	(0.03)	—	(0.41)	32.27	0.40	0.56	1.22	187	1.19	638
07/01/13	06/30/14	31.94	0.49	0.44	0.93	(0.44)	(0.13)	—	(0.57)	32.30	0.40	0.57	1.53	663	2.94	448
07/01/12	06/30/13	33.03	0.55	0.35	0.90	(0.56)	(1.43)	—	(1.99)	31.94	0.40	0.59	1.65	604	2.64	430
Class R-3*
11/20/17	04/30/18	31.76	0.19	(0.82)	(0.63)	(0.18)	—	—	(0.18)	30.95	1.05	1.54	1.38	207	(1.99)	0
Class R-5*
11/20/17	04/30/18	31.76	0.27	(0.83)	(0.56)	(0.24)	—	—	(0.24)	30.96	0.50	1.04	1.93	207	(1.77)	0
Class R-6*
11/20/17	04/30/18	31.76	0.28	(0.82)	(0.54)	(0.25)	—	—	(0.25)	30.97	0.40	1.04	2.03	207	(1.70)	0
Class Y*
11/01/17	04/30/18	31.73	0.24	(0.82)	(0.58)	(0.20)	—	—	(0.20)	30.95	0.80	0.91	1.56	207	(1.84)	23
07/01/17	10/31/17	31.63	0.12	0.10	0.22	(0.11)	—	(0.01)	(0.12)	31.73	0.80	0.93	1.13	123	0.71	28
07/01/16	06/30/17	32.97	0.30	(0.51)	(0.21)	(0.39)	(0.74)	—	(1.13)	31.63	0.78	0.91	0.94	433	(0.57)	30
07/01/15	06/30/16	32.27	0.48	1.14	1.62	(0.45)	(0.47)	—	(0.92)	32.97	0.74	0.89	1.53	480	5.16	82
07/01/14	06/30/15	32.29	0.26	(0.01)	0.25	(0.24)	(0.03)	—	(0.27)	32.27	0.80	0.96	0.82	187	0.79	57
07/01/13	06/30/14	31.94	0.38	0.43	0.81	(0.33)	(0.13)	—	(0.46)	32.29	0.78	0.95	1.15	663	2.54	102
07/01/12	06/30/13	33.03	0.48	0.31	0.79	(0.45)	(1.43)	—	(1.88)	31.94	0.75	0.94	1.30	604	2.30	54

Carillon Reams Unconstrained Bond Fund
Class A*
11/20/17	04/30/18	11.83	0.08	(0.21)	(0.13)	(0.07)	—	—	(0.07)	11.63	0.80	1.23	1.57	87	(1.09)	0
Class C*
11/20/17	04/30/18	11.83	0.04	(0.20)	(0.16)	(0.04)	—	—	(0.04)	11.63	1.55	2.20	0.75	87	(1.37)	0

46	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund (cont’d)
Class I*
11/01/17	04/30/18	$ 11.85	$ 0.10	$ (0.24)	$ (0.14)	$ (0.08)	$ —	$ —	$ (0.08)	$ 11.63	0.50	0.80	1.65	87	(1.16)	$ 1,480
07/01/17	10/31/17	11.83	0.04	0.02	0.06	(0.04)	—	—	(0.04)	11.85	0.50	0.80	1.00	83	0.48	1,521
07/01/16	06/30/17	11.70	0.10	0.15	0.25	(0.12)	—	—	(0.12)	11.83	0.50	0.80	0.86	370	2.15	1,475
07/01/15	06/30/16	11.32	0.21	0.27	0.48	(0.10)	—	—	(0.10)	11.70	0.50	0.82	1.88	615	4.28	1,281
07/01/14	06/30/15	11.65	0.08	(0.29)	(0.21)	(0.12)	—	—	(0.12)	11.32	0.50	0.81	0.79	116	(1.77)	1,477
07/01/13	06/30/14	11.70	0.04	0.01	0.05	(0.03)	(0.07)	—	(0.10)	11.65	0.50	0.84	0.40	422	0.44	1,806
07/01/12	06/30/13	11.02	0.24	1.15	1.39	(0.23)	(0.48)	—	(0.71)	11.70	0.59	0.96	1.36	140	12.72	420
Class R-3*
11/20/17	04/30/18	11.83	0.06	(0.20)	(0.14)	(0.06)	—	—	(0.06)	11.63	1.05	1.72	1.15	87	(1.19)	0
Class R-5*
11/20/17	04/30/18	11.83	0.09	(0.21)	(0.12)	(0.08)	—	—	(0.08)	11.63	0.50	1.22	1.70	87	(0.99)	0
Class R-6*
11/20/17	04/30/18	11.83	0.09	(0.20)	(0.11)	(0.09)	—	—	(0.09)	11.63	0.40	1.22	1.80	87	(0.96)	0
Class Y*
11/01/17	04/30/18	11.90	0.08	(0.22)	(0.14)	(0.07)	—	—	(0.07)	11.69	0.80	1.11	1.33	87	(1.20)	56
07/01/17	10/31/17	11.88	0.03	0.02	0.05	(0.03)	—	—	(0.03)	11.90	0.80	1.07	0.69	83	0.38	71
07/01/16	06/30/17	11.75	0.07	0.14	0.21	(0.08)	—	—	(0.08)	11.88	0.80	1.09	0.56	370	1.78	99
07/01/15	06/30/16	11.30	0.13	0.32	0.45	—	—	—	—	11.75	0.79	1.11	1.59	615	3.98	92
07/01/14	06/30/15	11.64	0.03	(0.27)	(0.24)	(0.10)	—	—	(0.10)	11.30	0.80	1.11	0.49	116	(2.05)	260
07/01/13	06/30/14	11.71	0.01	— (e)	0.01	(0.01)	(0.07)	—	(0.08)	11.64	0.78	1.12	0.12	422	0.12	555
07/01/12	06/30/13	11.62	0.11	0.09	0.20	(0.11)	—	—	(0.11)	11.71	0.77	1.17	0.84	140	1.68	125

* Per share amounts have been calculated using the daily average share method. The data for fiscal periods ending after October 31, 2017 is unaudited.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) The Carillon Eagle Capital Appreciation Fund changed its subadviser effective June 28, 2013.

(e) Per share amount is less than $0.005.

(f) The Carillon Eagle Smaller Company Fund changed its subadviser effective March 1, 2018.

(g) The Carillon Eagle Smaller Company Fund changed its subadvisor effective October 20, 2014.

The accompanying notes are an integral part of the financial statements.	47

Notes to Financial Statements

(UNAUDITED)	04.30.2018

NOTE 1  |  Organization and investment objective  |  The Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”).

•	The Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

•	The Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Carillon Cougar Tactical Allocation Fund (“Tactical Allocation Fund”) seeks long-term capital appreciation.

•	The Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.

•	The Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Carillon Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

•	The Carillon Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth,

•	The Carillon Scout International Fund (“International Fund”) seeks long-term growth of capital and income,

•	The Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long- term growth of capital,

•	The Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,

•	The Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,

•	The Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and

•	The Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

Class offerings  |  As of April 30, 2018, each Fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all Funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”), comprised of certain officers of the Trusts

48

Notes to Financial Statements

(UNAUDITED)	04.30.2018

and other employees of Carillon Tower. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign exchange-traded equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset- backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less), commercial paper and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services.

Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. In accordance with SEC guidance, before using certain evaluated prices from a Pricing Service to determine the fair value of a Fund’s securities, Carillon Tower or the Valuation Committee shall, as appropriate, consider the inputs, methods, models, and assumptions used by the Pricing Service to determine the evaluated prices, and how those inputs, methods, models and assumptions are affected, if at all, as market conditions change. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2018, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. None of the Funds held options during the period ended April 30, 2018.

•

Credit default swaps  |  Credit default swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2018, only the Core Plus Bond Fund and Unconstrained Bond Fund held credit default swaps.

•

Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

49

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the

Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2018:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common stocks (a)	$454,001,242	$—	$—
Total investment portfolio	$454,001,242	$—	$—
International Stock Fund
Common stocks (a):
Australia	$—	$578,195	$—
Belgium	—	215,951	—
Denmark	—	298,824	—
France	—	1,699,118	—
Germany	—	1,518,894	—
Hong Kong	—	405,824	—
Israel	—	285,548	—
Italy	—	480,940	—
Japan	—	5,806,172	—
Netherlands	293,080	781,305	—
Norway	—	116,373	—
Singapore	—	530,949	—
Spain	—	310,038	—
Sweden	—	546,904	—
Switzerland	—	2,435,682	—
United Kingdom	—	3,081,793	—
Preferred stocks:
Germany	—	234,695	—
Exchange traded funds	205,146	—	—
Total investment portfolio	$498,226	$19,327,205	$—
Tactical Allocation Fund
Domestic exchange traded funds	$13,442,704	$—	$—
Foreign exchange traded funds	2,869,215	—	—
Total investment portfolio	$16,311,919	$—	$—
Growth & Income Fund
Common stocks (a)	$577,995,863	$—	$—
Total investment portfolio	$577,995,863	$—	$—
Mid Cap Growth Fund
Common stocks (a)	$3,190,512,311	$—	$—
Total investment portfolio	$3,190,512,311	$—	$—

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Mid Cap Stock Fund
Common stocks (a)	$233,529,964	$—	$—
Total investment portfolio	$233,529,964	$—	$—
Small Cap Growth Fund
Common stocks (a)	$5,043,159,922	$—	$—
Contingent value rights	—	—	242,594
Total investment portfolio	$5,043,159,922	$—	$242,594
Smaller Company Fund
Common stocks (a)	$41,095,890	$—	$—
Total investment portfolio	$41,095,890	$—	$—
International Fund
Common stocks (a):
Australia	$14,480,859	$59,418,752	$—
Canada	11,881,126	—	—
Denmark	14,481,413	18,113,414	—
France	—	88,087,040	—
Germany	31,975,226	77,836,280	—
Hong Kong	—	11,625,212	—
Ireland	16,830,469	12,569,539	—
Japan	—	148,215,240	—
Mexico	33,431,692	—	—
Norway	—	15,571,511	—
Singapore	—	18,142,678	—
South Africa	—	9,876,427	—
Spain	—	14,724,491	—
Sweden	—	32,594,144	—
Switzerland	23,634,718	71,720,879	—
Taiwan	—	29,610,536	—
United Kingdom	52,322,855	74,067,715	—
United States	52,580,615	—	—
Preferred stocks:
Colombia	19,399,955	—	—
Germany	15,149,147	21,539,348	—
Total investment portfolio	$286,168,075	$703,713,206	$—
Mid Cap Fund
Common stocks (a)	$2,048,379,130	$—	$—
Total investment portfolio	$2,048,379,130	$—	$—
Small Cap Fund
Common stocks (a)	$260,251,487	$—	$—
Total investment portfolio	$260,251,487	$—	$—

50

Notes to Financial Statements

(UNAUDITED)	04.30.2018

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Core Bond Fund
Corporate bonds (a)	$—	$32,756,102	$—
Mortgage and asset-backed securities	—	33,616,439	—
U.S. Treasuries	—	61,486,291	—
Short-term investments	—	1,150,345	—
Total investment portfolio	$—	$129,009,177	$—
Core Plus Bond Fund
Corporate bonds (a)	$—	$174,382,230	$—
Mortgage and asset-backed securities	—	175,340,304	—
U.S. Treasuries	—	390,829,512	—
Short-term investments	—	6,790,435	—
Total investment portfolio	$—	$747,342,481	$—
Futures contracts—long (b)	$(1,187,657)	$—	$—
Futures contracts—short (b)	$(1,507,453)	$—	$—
Credit default swaps	$—	$780,188	$—
Unconstrained Bond Fund
Corporate bonds (a)	$—	$405,637,940	$—
Mortgage and asset-backed securities	—	82,890,712	—
U.S. Treasuries	—	1,046,754,082	—
Short-term investments	—	33,005,689	—
Total investment portfolio	$—	$1,568,288,423	$—
Futures contracts—short (b)	$(6,188,561)	$—	$—
Credit default swaps	$—	$1,653,941	$—
(a) Please see the investment portfolio for detail by industry. (b) Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of April 30, 2018.

Each Fund recognizes transfers between levels at the end of the reporting period. During the period ended April 30, 2018, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of April 30, 2018 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund	Common stocks	Contingent value rights
Balance as of October 31, 2017	$14,746,830	$242,594
Purchases	—	—
Sales	(14,746,830)	—
Change in unrealized appreciation (depreciation)	—	—
Balance as of April 30, 2018	$—	$242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1.00% of net asset value. At April 30, 2018, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

Common stocks  |  On August 29, 2017, Thermo Fisher Scientific, Inc. acquired 95.3% of the outstanding Patheon N.V. ordinary shares, and Patheon N.V. was no longer exchange traded and was delisted. The Fund’s position in Patheon N.V. was sold during the period ended April 30, 2018 and is no longer held by the Fund. The Fund recognized realized gains of $2,604,859 from the sale of Patheon N.V.

Contingent value rights  |  The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash consideration from Shire PLC as well as the CVR.

Derivatives  |  The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•

Forward currency contracts  |  Each of the Funds’ policies, except Small Cap Growth, Core Bond, International, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. During the period ended April 30, 2018, none of the Funds held forward contracts.

•

Credit default swap contracts  |  The International Stock, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate

51

Notes to Financial Statements

(UNAUDITED)	04.30.2018

of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.”

•

Futures contracts  |  Each of the Funds’ policies, except Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.”

For the period ended April 30, 2018, the average of month-end derivative positions (notional value in U.S. dollars) were as follows:

	Core Plus Bond Fund	Unconstrained Bond Fund
Credit default swap contracts	$5,547,143	$13,782,857
Futures contracts—long	18,712,768	—
Futures contracts—short	(108,843,454)	(378,639,113)

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced Securities  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures

52

Notes to Financial Statements

(UNAUDITED)	04.30.2018

adopted by the Board equal to the value of the TBA, marked to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2018, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets

Segregation and Collateralization  |  In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., forward currency contracts, securities with extended settlement periods, futures and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

Distributions  |  Each Fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly in the Growth & Income Fund and monthly in the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Dividends paid to shareholders from net investment income were as follows:

Distributions from net investment income	11/1/17 to 4/30/18	Period ending 10/31/17**
Capital Appreciation Fund
Class A	$—	$103,196
Class C	—	—
Class I	156,337	309,650
Class R-3	—	—
Class R-5	633	27,256
Class R-6	79,307	147,658
Class Y	27	N/A
International Stock Fund
Class A	54,124	46,900
Class C	28,696	50,527
Class I	115,789	137,212
Class R-3	7,995	13,703
Class R-5	45	604
Class R-6	178	220
Class Y	145	N/A
Tactical Allocation Fund
Class A	10,799	5,272
Class C	3,040	—
Class I	137,232	39,118
Class R-3	60	—
Class R-5	355	277
Class R-6	130	60
Class Y	110	N/A
Growth & Income Fund
Class A	1,674,806	2,603,605
Class C	970,056	1,818,162
Class I	2,902,107	4,499,599
Class R-3	20,016	36,917
Class R-5	5,068	7,686
Class R-6	490,187	793,603
Class Y	103	N/A

53

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Distributions from net investment income (cont’d)	11/1/17 to 4/30/18	Period ending 10/31/17**
Mid Cap Growth Fund
Class A	$ —	$ —
Class C	—	—
Class I	—	7,063
Class R-3	—	—
Class R-5	—	13,093
Class R-6	—	77,414
Class Y	—	N/A
International Fund
Class A	89	N/A
Class C	80	N/A
Class I	10,001,009	—
Class R-3	86	N/A
Class R-5	91	N/A
Class R-6	92	N/A
Class Y	89	N/A
Mid Cap Fund
Class A	52	N/A
Class C	14	N/A
Class I	1,987,383	—
Class R-3	7	N/A
Class R-5	12	N/A
Class R-6	12	N/A
Class Y	28	N/A
Core Bond Fund
Class A	1,063	N/A
Class C	972	N/A
Class I	961,383	889,536
Class R-3	58	N/A
Class R-5	77	N/A
Class R-6	81	N/A
Class Y	14,802	11,400
Core Plus Bond Fund
Class A	429	N/A
Class C	373	N/A
Class I	5,682,076	4,068,161	*
Class R-3	57	N/A
Class R-5	77	N/A
Class R-6	80	N/A
Class Y	161,325	115,206	*
* Includes return of capital in the amount of $197,332

Distributions from net investment income (cont’d)	11/1/17 to 4/30/18	Period ending 10/31/17**
Unconstrained Bond Fund
Class A	$127	N/A
Class C	69	N/A
Class I	10,690,058	$4,691,505
Class R-3	51	N/A
Class R-5	70	N/A
Class R-6	74	N/A
Class Y	354,799	175,502
** The data listed is for the fiscal year ended October 31, 2017 for all funds except the International Fund, Mid Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, for which the data is for the period July 1, 2017 to October 31, 2017. For the fiscal year ended June 30, 2017, the Class I shares of the International Fund, Mid Cap Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund distributed net investment income of $21,855,165, $5,659,420, $3,156,156, $13,398,540 and $14,623,343, respectively; the Class Y shares of the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund distributed net investment income of $37,676, $780,476 and $831,541, respectively.

Distributions paid to shareholders from net realized gains were as follows:

Distributions from net realized gains	11/1/17 to 4/30/18	Period ending 10/31/17**
Capital Appreciation Fund
Class A	$10,158,703	$8,681,228
Class C	5,182,715	4,827,925
Class I	7,123,353	5,528,128
Class R-3	80,730	43,242
Class R-5	194,408	438,881
Class R-6	2,496,142	1,693,653
Class Y	593	N/A
Tactical Allocation Fund
Class A	27,785	2,366
Class C	33,415	1,498
Class I	231,908	8,335
Class R-3	202	12
Class R-5	623	59
Class R-6	203	12
Class Y	179	N/A
Growth & Income Fund
Class A	3,491,242	7,622,797
Class C	4,176,701	9,453,020
Class I	5,955,589	9,299,716
Class R-3	56,017	133,019
Class R-5	10,281	17,227
Class R-6	969,982	1,771,834
Class Y	242	N/A

54

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Distributions from net realized gains (cont’d)	11/1/17 to 4/30/18	Period ending 10/31/17**
Mid Cap Growth Fund
Class A	$12,380,645	$—
Class C	4,881,431	—
Class I	20,213,403	—
Class R-3	875,312	—
Class R-5	10,187,891	—
Class R-6	20,155,252	—
Class Y	250	N/A
Mid Cap Stock Fund
Class A	5,571,774	9,063,060
Class C	5,342,735	8,860,065
Class I	2,804,999	3,459,045
Class R-3	63,855	109,122
Class R-5	13,587	15,755
Class R-6	38,113	39,211
Class Y	464	N/A
Small Cap Growth Fund
Class A	48,179,886	25,774,205
Class C	16,819,785	6,681,303
Class I	124,152,495	39,849,621
Class R-3	7,662,535	3,012,673
Class R-5	35,062,954	13,984,353
Class R-6	149,519,961	36,117,862
Class Y	733	N/A
Smaller Company Fund
Class A	1,460,308	1,475,728
Class C	1,874,240	1,831,245
Class I	785,232	811,665
Class R-3	47,675	42,823
Class R-5	4,509	3,692
Class R-6	272,357	233,473
Class Y	879	N/A
International Fund
Class A	1,502	N/A
Class C	1,502	N/A
Class I	167,674,543	—
Class R-3	1,502	N/A
Class R-5	1,502	N/A
Class R-6	1,502	N/A
Class Y	1,502	N/A

Distributions from net realized gains (cont’d)	11/1/17 to 4/30/18	Period ending 10/31/17**
Mid Cap Fund
Class A	$3,295	N/A
Class C	1,824	N/A
Class I	136,765,518	$—
Class R-3	763	N/A
Class R-5	763	N/A
Class R-6	763	N/A
Class Y	1,820	N/A
Small Cap Fund
Class A	930	N/A
Class C	930	N/A
Class I	25,734,315	—
Class R-3	930	N/A
Class R-5	930	N/A
Class R-6	930	N/A
Class Y	930	N/A
**The data listed is for the fiscal year ended October 31, 2017 for all funds except the International Fund, Mid Cap Fund and Small Cap Fund, for which the data is for the period July 1, 2017 to October 31, 2017. For the fiscal year ended June 30, 2017, the Class I shares of the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund and Core Plus Bond Fund distributed net realized gains of $178,101,157, $23,066,072, $9,176,002, $4,146,390 and $19,296,101, respectively; the Class Y shares of the Core Bond Fund and Core Plus Bond Fund distributed net realized gains of $62,620 and $1,508,032, respectively.

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  For the period ended April 30, 2018, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Purchases	Sales
Capital Appreciation Fund	$102,486,816	$53,846,555
International Stock Fund	4,937,343	3,550,820
Tactical Allocation Fund	9,072,908	9,765,848
Growth & Income Fund	41,001,267	64,205,509
Mid Cap Growth Fund	1,136,686,487	399,011,137
Mid Cap Stock Fund	54,539,563	84,197,021
Small Cap Growth Fund	740,830,794	986,643,557
Smaller Company Fund	44,841,752	50,864,247
International Fund	45,960,213	200,274,882
Mid Cap Fund	1,178,671,433	848,940,565
Small Cap Fund	32,630,516	53,488,092

55

Notes to Financial Statements

(UNAUDITED)	04.30.2018

(cont’d)	Purchases	Sales
Core Bond Fund
Debt securities	$ 108,919,875	$ 129,008,107
U.S. Treasury securities	148,277,099	150,859,794
Core Plus Bond Fund
Debt securities	638,228,418	683,624,877
U.S. Treasury securities	984,961,968	1,005,269,570
Unconstrained Bond Fund
Debt securities	283,349,083	315,798,106
U.S. Treasury securities	1,443,004,855	1,003,892,836

The cost basis of investments for federal income tax purposes at April 30, 2018 were as follows*:

	Capital Appreciation Fund	International Stock Fund	Tactical Allocation Fund	Growth & Income Fund
Cost of investments	$283,518,085	$17,252,210	$15,927,962	$387,913,490

Gross unrealized appreciation	172,444,462	3,211,443	494,468	191,769,838
Gross unrealized depreciation	(1,961,305)	(638,222)	(110,511)	(1,687,465)

Net unrealized appreciation/(depreciation)	$170,483,157	$2,573,221	$383,957	$190,082,373

	Mid Cap Growth Fund	Mid Cap Stock Fund	Small Cap Growth Fund	Smaller Company Fund
Cost of investments	$2,454,374,514	$164,739,675	$3,520,398,622	$40,374,894

Gross unrealized appreciation	782,013,747	69,953,831	1,670,972,695	2,369,874
Gross unrealized depreciation	(45,875,950)	(1,163,542)	(147,968,801)	(1,648,878)

Net unrealized appreciation/(depreciation)	$736,137,797	$68,790,289	$1,523,003,894	$720,996

	International Fund	Mid Cap Fund	Small Cap Fund	Core Bond Fund
Cost of investments	$635,019,891	$1,715,587,272	$166,698,872	$130,859,096

Gross unrealized appreciation	387,492,900	375,494,533	106,483,285	210,055
Gross unrealized depreciation	(32,631,510)	(42,702,675)	(12,930,670)	(2,059,974)

Net unrealized appreciation/(depreciation)	$354,861,390	$332,791,858	$93,552,615	$(1,849,919)

	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$758,932,890	$1,591,209,433

Gross unrealized appreciation	1,744,374	2,799,933
Gross unrealized depreciation	(13,334,783)	(25,720,943)

Net unrealized appreciation/(depreciation)	$(11,590,409)	$(22,921,010)

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

For the previous year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual report.

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60 0.55	% %
International Stock Fund	All assets	0.70%
Tactical Allocation Fund	All assets	0.57%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Mid Cap Growth Fund, Mid Cap	First $500 million	0.60%
Stock Fund, Small Cap Growth	$500 million to $1 billion	0.55%
Fund, Smaller Company Fund, Small Cap Fund*	Over $1 billion	0.50%
International Fund, Mid Cap Fund	First $1 billion Over $1 billion	0.80 0.70	% %
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.60%
	Over $3 billion	0.55%
* Prior to the Board approved change effective March 1, 2018, the investment advisory fee for the Small Cap Fund was 0.75% on the first $1 billion assets and 0.65% on assets over $1 billion.

For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes. Prior to the Board approved change effective November 20, 2017, the Capital Appreciation Fund, International Stock Fund, Tactical Allocation Fund, Growth & Income Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund, and Smaller Company Fund paid an administrative rate of 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I, Class R-5 and Class R-6 shares.

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds.

56

Notes to Financial Statements

(UNAUDITED)	04.30.2018

The Manager entered into subadvisory agreements with ClariVest Asset Management LLC (“ClariVest”), an affiliate of Carillon Tower, to serve as subadviser for the Capital Appreciation Fund and the International Stock Fund. Under these agreements, Carillon Tower pays ClariVest annualized rates according to the following payment schedule:

Investment subadvisory fee rate schedule	Breakpoint	Investment subadvisory fee
Capital Appreciation Fund*	First $1 billion Over $1 billion	0.60 0.55	% %
International Stock Fund	All assets	0.70%
* Prior to the Board approved change effective March 1, 2018 Carillon Tower paid ClariVest an annualized rate 0.60% on all assets.

The Manager entered into a subadvisory agreement with Cougar Global Investments Limited (“Cougar Global”), an affiliate of Carillon Tower, to serve as subadviser for the Tactical Allocation Fund. Under this agreement, Carillon Tower pays Cougar Global an annualized rate of 0.57% on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly for the Tactical Allocation Fund.

The Manager entered into a subadvisory agreement with Eagle Asset Management, Inc. (“Eagle”), an affiliate of Carillon Tower, to serve as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, and Small Cap Growth Fund. Under this agreement, Carillon Tower pays Eagle annualized rates according to the following payment schedule:

Investment subadvisory fee rate schedule	Breakpoint	Investment subadvisory fee
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Mid Cap Growth Fund, Mid Cap	First $500 million	0.60%
Stock Fund, Small Cap Growth	$500 million to $1 billion	0.55%
Fund	Over $1 billion	0.50%

The Manager entered into a subadvisory agreement with Scout Investments, Inc. (“Scout”), an affiliate of Carillon Tower, to serve as subadviser for the Smaller Company Fund, International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund. Under this agreement, Carillon Tower pays Scout annualized rates according to the following payment schedule:

Investment subadvisory fee rate schedule	Breakpoint	Investment subadvisory fee
Smaller Company Fund*, Small Cap Fund**	First $500 million	0.60%
	$500 million to $1 billion	0.55%
	Over $1 billion	0.50%
International Fund, Mid Cap Fund	First $1 billion Over $1 billion	0.80 0.70	% %
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.60%
	Over $3 billion	0.55%
* Prior to Board approved change effective March 1, 2018, the Smaller Company Fund was subadvised by Eagle.
** Prior to the Board approved change effective March 1, 2018, the investment subadvisory fee for the Small Cap Fund was 0.75% on the first $1 billion assets and 0.65% on assets over $1 billion.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  For the period ended April 30, 2018, total front-end sales charges and CDSCs paid to the Distributor were as follows:

	Front-end sales charge	Contingent deferred sales charges
	Class A	Class A	Class C
Capital Appreciation Fund	$53,022	$—	$45
International Stock Fund	14,056	—	124
Tactical Allocation Fund	5,228	—	—
Growth & Income Fund	63,635	—	1,524
Mid Cap Growth Fund	310,561	—	1,128
Mid Cap Stock Fund	9,445	—	199
Small Cap Growth Fund	67,818	—	669
Smaller Company Fund	4,437	—	—
International Fund	24	—	—
Mid Cap Fund	40,830	—	—
Small Cap Fund	803	—	—
Core Bond Fund	2	—	—
Core Plus Bond Fund	5	—	—
Unconstrained Bond Fund	1	—	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

57

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Agency commissions  |  During the period ended April 30, 2018, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Total agency brokerage commissions	Paid to Raymond James & Associates, Inc.
Capital Appreciation Fund	$29,841	$—
International Stock Fund	4,243	—
Tactical Allocation Fund	1,591	—
Growth & Income Fund	59,413	—
Mid Cap Growth Fund	465,694	63,019
Mid Cap Stock Fund	34,534	—
Small Cap Growth Fund	792,105	32,373
Smaller Company Fund	24,282	—
International Fund	332,122	—
Mid Cap Fund	1,055,972	—
Small Cap Fund	47,274	—
Core Bond Fund	—	—
Core Plus Bond Fund	2,924	—
Unconstrained Bond Fund	8,460	—

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Carillon Fund Services, Inc. (“CFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. CFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. The amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	11/1/17 to 4/30/18
Capital Appreciation Fund Class A	$1,023
Capital Appreciation Fund Class C	295
Capital Appreciation Fund Class I	944
Capital Appreciation Fund Class R-3	8
Capital Appreciation Fund Class R-5	15
Capital Appreciation Fund Class R-6	—
Capital Appreciation Fund Class Y	—
International Stock Fund Class A	34
International Stock Fund Class C	27
International Stock Fund Class I	52
International Stock Fund Class R-3	5
International Stock Fund Class R-5	—
International Stock Fund Class R-6	—
International Stock Fund Class Y	—
Tactical Allocation Fund Class A	10
Tactical Allocation Fund Class C	11
Tactical Allocation Fund Class I	77
Tactical Allocation Fund Class R-3	—

Shareholder servicing fees (cont’d)	11/1/17 to 4/30/18
Tactical Allocation Fund Class R-5	$ —
Tactical Allocation Fund Class R-6	—
Tactical Allocation Fund Class Y	—
Growth & Income Fund Class A	908
Growth & Income Fund Class C	929
Growth & Income Fund Class I	1,472
Growth & Income Fund Class R-3	14
Growth & Income Fund Class R-5	3
Growth & Income Fund Class R-6	—
Growth & Income Fund Class Y	—
Mid Cap Growth Fund Class A	2,907
Mid Cap Growth Fund Class C	840
Mid Cap Growth Fund Class I	5,128
Mid Cap Growth Fund Class R-3	193
Mid Cap Growth Fund Class R-5	2,580
Mid Cap Growth Fund Class R-6	—
Mid Cap Growth Fund Class Y	—
Mid Cap Stock Fund Class A	756
Mid Cap Stock Fund Class C	372
Mid Cap Stock Fund Class I	357
Mid Cap Stock Fund Class R-3	7
Mid Cap Stock Fund Class R-5	2
Mid Cap Stock Fund Class R-6	—
Mid Cap Stock Fund Class Y	—
Small Cap Growth Fund Class A	3,706
Small Cap Growth Fund Class C	907
Small Cap Growth Fund Class I	9,663
Small Cap Growth Fund Class R-3	561
Small Cap Growth Fund Class R-5	2,766
Small Cap Growth Fund Class R-6	—
Small Cap Growth Fund Class Y	—
Smaller Company Fund Class A	86
Smaller Company Fund Class C	99
Smaller Company Fund Class I	50
Smaller Company Fund Class R-3	3
Smaller Company Fund Class R-5	—
Smaller Company Fund Class R-6	—
Smaller Company Fund Class Y	—
International Fund Class A	—
International Fund Class C	—
International Fund Class I	5,324
International Fund Class R-3	—
International Fund Class R-5	—

58

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Shareholder servicing fees (cont’d)	11/1/17 to 4/30/18
International Fund Class R-6	$ —
International Fund Class Y	—
Mid Cap Fund Class A	3
Mid Cap Fund Class C	4
Mid Cap Fund Class I	9,856
Mid Cap Fund Class R-3	—
Mid Cap Fund Class R-5	—
Mid Cap Fund Class R-6	—
Mid Cap Fund Class Y	—
Small Cap Fund Class A	—
Small Cap Fund Class C	—
Small Cap Fund Class I	1,357
Small Cap Fund Class R-3	—
Small Cap Fund Class R-5	—
Small Cap Fund Class R-6	—
Small Cap Fund Class Y	—
Core Bond Fund Class A	1
Core Bond Fund Class C	1
Core Bond Fund Class I	582
Core Bond Fund Class R-3	—
Core Bond Fund Class R-5	—
Core Bond Fund Class R-6	—
Core Bond Fund Class Y	11
Core Plus Bond Fund Class A	—
Core Plus Bond Fund Class C	1
Core Plus Bond Fund Class I	3,456
Core Plus Bond Fund Class R-3	—
Core Plus Bond Fund Class R-5	—
Core Plus Bond Fund Class R-6	—
Core Plus Bond Fund Class Y	123
Unconstrained Bond Fund Class A	—
Unconstrained Bond Fund Class C	—
Unconstrained Bond Fund Class I	7,482
Unconstrained Bond Fund Class R-3	—
Unconstrained Bond Fund Class R-5	—
Unconstrained Bond Fund Class R-6	—
Unconstrained Bond Fund Class Y	296

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3
Capital Appreciation Fund*	1.00%	1.75%	0.70%	1.25%
International Stock Fund	1.45%	2.20%	1.15%	1.70%
Tactical Allocation Fund	1.17%	1.92%	0.87%	1.42%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%
Mid Cap Stock Fund	1.25%	2.00%	0.95%	1.50%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%
Smaller Company Fund	1.25%	2.00%	0.95%	1.50%
International Fund	1.45%	2.20%	1.15%	1.70%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%

Expense limitations rate schedule (cont’d)		Class R-5	Class R-6	Class Y
Capital Appreciation Fund*		0.70%	0.60%	1.00%
International Stock Fund		1.15%	1.05%	1.45%
Tactical Allocation Fund		0.87%	0.77%	1.17%
Growth & Income Fund		0.95%	0.85%	1.25%
Mid Cap Growth Fund		0.95%	0.85%	1.25%
Mid Cap Stock Fund		0.95%	0.85%	1.25%
Small Cap Growth Fund		0.95%	0.85%	1.25%
Smaller Company Fund		0.95%	0.85%	1.25%
International Fund		1.15%	1.05%	1.45%
Mid Cap Fund		1.15%	1.05%	1.45%
Small Cap Fund		0.95%	0.85%	1.25%
Core Bond Fund		0.50%	0.40%	0.80%
Core Plus Bond Fund		0.50%	0.40%	0.80%
Unconstrained Bond Fund		0.50%	0.40%	0.80%
* Prior to the Board approved changes effective January 1, 2018, the expense limitation rate schedule for the Capital Appreciation Fund was as follows:

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3
Capital Appreciation Fund	1.25%	2.00%	0.95%	1.50%

Expense limitations rate schedule (cont’d)	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	0.95%	0.85%	1.25%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed	11/1/17 to 4/30/18
Capital Appreciation Fund	$127,221
Capital Appreciation Fund Class A	14,402
Capital Appreciation Fund Class C	12,328
Capital Appreciation Fund Class I	31,733

59

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Expenses waived and/or reimbursed (cont’d)	11/1/17 to 4/30/18
Capital Appreciation Fund Class R-3	$ 342
Capital Appreciation Fund Class R-5	987
Capital Appreciation Fund Class R-6	16,027
Capital Appreciation Fund Class Y	23
International Stock Fund	137,482
International Stock Fund Class A	2,876
International Stock Fund Class C	4,435
International Stock Fund Class I	5,025
International Stock Fund Class R-3	829
International Stock Fund Class R-5	31
International Stock Fund Class R-6	50
International Stock Fund Class Y	26
Tactical Allocation Fund	108,459
Tactical Allocation Fund Class A	844
Tactical Allocation Fund Class C	1,011
Tactical Allocation Fund Class I	11,188
Tactical Allocation Fund Class R-3	22
Tactical Allocation Fund Class R-5	49
Tactical Allocation Fund Class R-6	29
Tactical Allocation Fund Class Y	26
Growth & Income Fund Class Y	9
Mid Cap Growth Fund Class Y	4
Mid Cap Stock Fund Class R-3	164
Mid Cap Stock Fund Class R-5	124
Mid Cap Stock Fund Class R-6	48
Mid Cap Stock Fund Class Y	25
Small Cap Growth Fund Class Y	11
Smaller Company Fund	92,809
Smaller Company Fund Class A	11,862
Smaller Company Fund Class C	8,892
Smaller Company Fund Class I	6,940
Smaller Company Fund Class R-3	428
Smaller Company Fund Class R-5	65
Smaller Company Fund Class R-6	2,097
Smaller Company Fund Class Y	32
International Fund Class A	3
International Fund Class R-3	11
International Fund Class R-5	13
International Fund Class R-6	17
International Fund Class Y	11
Mid Cap Fund Class R-5	9
Small Cap Fund Class A	6
Small Cap Fund Class C	7
Small Cap Fund Class I	74,202

Expenses waived and/or reimbursed (cont’d)	11/1/17 to 4/30/18
Small Cap Fund Class R-3	$ 17
Small Cap Fund Class R-5	19
Small Cap Fund Class R-6	24
Small Cap Fund Class Y	29
Core Bond Fund	132,503
Core Bond Fund Class A	109
Core Bond Fund Class C	105
Core Bond Fund Class I	128,763
Core Bond Fund Class R-3	19
Core Bond Fund Class R-5	23
Core Bond Fund Class R-6	27
Core Bond Fund Class Y	1,517
Core Plus Bond Fund	209,119
Core Plus Bond Fund Class A	29
Core Plus Bond Fund Class C	80
Core Plus Bond Fund Class I	457,367
Core Plus Bond Fund Class R-3	21
Core Plus Bond Fund Class R-5	23
Core Plus Bond Fund Class R-6	27
Core Plus Bond Fund Class Y	6,448
Unconstrained Bond Fund	1,873,877
Unconstrained Bond Fund Class A	24
Unconstrained Bond Fund Class C	36
Unconstrained Bond Fund Class I	459,083
Unconstrained Bond Fund Class R-3	20
Unconstrained Bond Fund Class R-5	23
Unconstrained Bond Fund Class R-6	27
Unconstrained Bond Fund Class Y	22,080

A portion or all of a Fund’s fees and expenses reduced and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Carillon Tower must recover from the same class of shares any previously reduced and/or reimbursed fees and expenses within two years from the Fund’s fiscal year-end during which the fees and expenses were originally reduced and/or reimbursed. Previously reduced and/or reimbursed fees and expenses are recovered by Carillon Tower when expenses in the current fiscal year fall below the expense rate limitation then in effect. The following table shows the amounts that Carillon Tower may be allowed to recover by class of shares and the date in which these amounts will expire:

Recoverable expenses	10/31/2020	10/31/2019	10/31/2018
Capital Appreciation Fund	$127,221	$—	$—
Capital Appreciation Fund Class A	14,402	—	—
Capital Appreciation Fund Class C	12,328	—	—
Capital Appreciation Fund Class I	31,733	—	—
Capital Appreciation Fund Class R-3	342	424	—
Capital Appreciation Fund Class R-5	987	—	—
Capital Appreciation Fund Class R-6	16,027	—	—
Capital Appreciation Fund Class Y	23	N/A	N/A

60

Notes to Financial Statements

(UNAUDITED)	04.30.2018

Recoverable expenses (cont’d)	10/31/2020	10/31/2019	10/31/2018
International Stock Fund	$ 137,482	$ 318,472	$ 342,061
International Stock Fund Class A	2,876	5,471	—
International Stock Fund Class C	4,435	8,001	—
International Stock Fund Class I	5,025	7,594	6,353
International Stock Fund Class R-3	829	1,682	103
International Stock Fund Class R-5	31	49	59
International Stock Fund Class R-6	50	74	42
International Stock Fund Class Y	26	N/A	N/A
Tactical Allocation Fund	108,459	278,988	335,970
Tactical Allocation Fund Class A	844	2,731	7,408
Tactical Allocation Fund Class C	1,011	2,441	1,451
Tactical Allocation Fund Class I	11,188	19,305	2,263
Tactical Allocation Fund Class R-3	22	11	95
Tactical Allocation Fund Class R-5	49	64	91
Tactical Allocation Fund Class R-6	29	16	98
Tactical Allocation Fund Class Y	26	N/A	N/A
Growth & Income Fund Class Y	9	N/A	N/A
Mid Cap Growth Fund Class Y	4	N/A	N/A
Mid Cap Stock Fund Class C	—	9,429	—
Mid Cap Stock Fund Class I	—	4,802	17,479
Mid Cap Stock Fund Class R-3	164	1,256	—
Mid Cap Stock Fund Class R-5	124	268	299
Mid Cap Stock Fund Class R-6	48	91	219
Mid Cap Stock Fund Class Y	25	N/A	N/A
Small Cap Growth Fund Class Y	11	N/A	N/A
Smaller Company Fund	92,809	202,135	199,163
Smaller Company Fund Class A	11,862	21,199	—
Smaller Company Fund Class C	8,892	17,645	—
Smaller Company Fund Class I	6,940	14,932	19,684
Smaller Company Fund Class R-3	428	719	296
Smaller Company Fund Class R-5	65	111	62
Smaller Company Fund Class R-6	2,097	3,298	9,014
Smaller Company Fund Class Y	32	N/A	N/A
International Fund Class A	3	N/A	N/A
International Fund Class R-3	11	N/A	N/A
International Fund Class R-5	13	N/A	N/A
International Fund Class R-6	17	N/A	N/A
International Fund Class Y	11	N/A	N/A
Mid Cap Fund Class R-5	9	N/A	N/A
Small Cap Fund Class A	6	N/A	N/A
Small Cap Fund Class C	7	N/A	N/A
Small Cap Fund Class I	74,202	N/A	N/A
Small Cap Fund Class R-3	17	N/A	N/A
Small Cap Fund Class R-5	19	N/A	N/A

Recoverable expenses (cont’d)	10/31/2020	10/31/2019	10/31/2018
Small Cap Fund Class R-6	$ 24	N/A	N/A
Small Cap Fund Class Y	29	N/A	N/A
Core Bond Fund*	127,437	N/A	N/A
Core Bond Fund Class A	109	N/A	N/A
Core Bond Fund Class C	105	N/A	N/A
Core Bond Fund Class I*	123,152	N/A	N/A
Core Bond Fund Class R-3	19	N/A	N/A
Core Bond Fund Class R-5	23	N/A	N/A
Core Bond Fund Class R-6	27	N/A	N/A
Core Bond Fund Class Y	1,517	N/A	N/A
Core Plus Bond Fund*	179,085	N/A	N/A
Core Plus Bond Fund Class A	29	N/A	N/A
Core Plus Bond Fund Class C	80	N/A	N/A
Core Plus Bond Fund Class I*	433,932	N/A	N/A
Core Plus Bond Fund Class R-3	21	N/A	N/A
Core Plus Bond Fund Class R-5	23	N/A	N/A
Core Plus Bond Fund Class R-6	27	N/A	N/A
Core Plus Bond Fund Class Y	6,448	N/A	N/A
Unconstrained Bond Fund*	1,811,306	N/A	N/A
Unconstrained Bond Fund Class A	24	N/A	N/A
Unconstrained Bond Fund Class C	36	N/A	N/A
Unconstrained Bond Fund Class I	459,083	N/A	N/A
Unconstrained Bond Fund Class R-3	20	N/A	N/A
Unconstrained Bond Fund Class R-5	23	N/A	N/A
Unconstrained Bond Fund Class R-6	27	N/A	N/A
Unconstrained Bond Fund Class Y	22,080	N/A	N/A
* Fees waived in the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund prior to the reorganization on November 20, 2017 are not eligible to be recovered by Carillon Tower. There were no fees waived in the International Fund, Mid Cap Fund or Small Cap Fund prior to the reorganization on November 20, 2017.

The Manager recovered previously waived expenses during the current period as follows:

Recovered fees previously waived	11/1/17 to 4/30/18
Mid Cap Stock Fund Class A	$16,971
Mid Cap Stock Fund Class C	8,184
Mid Cap Stock Fund Class I	2,798

Trustees and officers compensation  |  Each Trustee of the Carillon Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds. Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Carillon Family of Funds.

61

Notes to Financial Statements

(UNAUDITED)	04.30.2018

NOTE 5  |  Federal income taxes and distributions  |  Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2014 to October 31, 2017 for all Funds except for the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund which have open tax years ended June 30, 2014 to June 30, 2017 and October 31, 2017) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character during the period ended April 30, 2018 is estimated):

	Ordinary income		Long-term capital gains
	11/1/17 to 4/30/18	11/1/16 to 10/31/17	11/1/17 to 4/30/18	11/1/16 to 10/31/17
Capital Appreciation Fund	$236,304	$587,760	$25,236,644	$21,213,057
International Stock Fund	206,972	249,166	—	—
Tactical Allocation Fund	410,929	57,009	35,112	—
Growth & Income Fund	6,062,343	9,370,031	14,660,054	28,687,154
Mid Cap Growth Fund	—	—	68,694,184	97,570
Mid Cap Stock Fund	—	—	13,835,527	21,546,258
Small Cap Growth Fund	—	2,166,663	381,398,349	123,253,354
Smaller Company Fund	20,707	—	4,424,493	4,398,626

	Ordinary income			Long-term capital gains
	11/1/17 to 4/30/18	7/1/17 to 10/31/17		11/1/17 to 4/30/18	7/1/17 to 10/31/17
International Fund	$13,650,008	$—		$164,035,083	$—
Mid Cap Fund	39,970,028	—		98,792,226	—
Small Cap Fund	199,920	—		25,539,975	—
Core Bond Fund	978,436	900,936		—	—
Core Plus Bond Fund	5,844,417	3,986,035	*	—	—
Unconstrained Bond Fund	11,045,248	4,867,007		—	—
* The Fund also made a return of capital distribution of $197,332.

For the fiscal year ended June 30, 2017, the International Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund distributed net investment income of $21,855,165, $6,620,827, $139,596, $7,402,842, $34,895,248 and $ 15,454,884, respectively. For the fiscal year ended June 30, 2017, the International Fund, Mid Cap Fund, Small Cap Fund and Core Plus Bond Fund distributed long-term capital gains of $178,101,157, $22,104,665, $9,036,406 and $87,901, respectively.

NOTE 6  |  Other Derivative Information

At April 30, 2018, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Plus Bond Fund	Credit contracts	Premiums paid - open swap contracts	$644,372	N/A
		Net unrealized appreciation - open swap contracts	135,816	N/A
	Interest rate contracts	Net unrealized depreciation - open futures contracts	N/A	$2,695,110

	Total		$780,188	$2,695,110

Unconstrained Bond Fund	Credit contracts	Premiums paid - open swap contracts	$1,366,020	N/A
		Net unrealized appreciation - open swap contracts	287,921	N/A
	Interest rate contracts	Net unrealized depreciation - open futures contracts	N/A	$6,188,561

	Total		$1,653,941	$6,188,561

62

Notes to Financial Statements

(UNAUDITED)	04.30.2018

For the period ended April 30, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Plus Bond Fund	Credit contracts	Swap contracts	$149,113	$28,117
	Interest rate contracts	Futures contracts	1,905,436	(2,508,431)

	Total		$2,054,549	$(2,480,314)

Unconstrained Bond Fund	Credit contracts	Swap contracts	$759,071	$(156,450)
	Interest rate contracts	Futures contracts	5,409,189	(4,371,185)

	Total		$6,168,260	$(4,527,635)

NOTE 7  |  Line of Credit  |  As of April 30, 2018, the Trusts have a secured line of credit of up to $250,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trusts’ assets. Each Fund may borrow up to 33.33% of the net market value of such Fund’s assets, with the maximum aggregate limit of $250,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus 1.00%, which as of April 30, 2018 was 3.75%. The following table shows the details of the Funds’ borrowing activity for the period ended April 30, 2018. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Interest Rate
Capital Appreciation Fund	$1,120,000	$44,298	$776	3.49%
Tactical Allocation Fund	338,000	5,602	99	3.50
Mid Cap Stock Fund	550,000	10,370	196	3.75
Small Cap Growth Fund	28,015,000	1,212,773	21,341	3.50
Smaller Company Fund	22,000	122	2	3.75
Unconstrained Bond Fund	394,000	2,177	38	3.50

As of April 30, 2018, none of the Funds had any amounts outstanding under the line of credit.

NOTE 8  |  Subsequent events  |  Reorganizations: On November 17, 2017, the Board approved a Plan of Reorganization and Termination pursuant to which: (i) the Carillon Eagle Smaller Company Fund will be reorganized into the Carillon Scout Small Cap; and (ii) the Carillon Eagle Mid Cap Stock Fund will be reorganized into the Carillon Eagle Mid Cap Growth Fund (each, a “Reorganization” and together, the “Reorganizations”). The Reorganizations will take effect on or about July 13, 2018. Carillon Tower proposed the Reorganizations to consolidate funds of the Trust that are similar investment products and potentially increase the Trust’s operational efficiency. The Reorganizations are expected to be tax-free transactions for federal income tax purposes.

The Manager has evaluated subsequent events through June 25, 2018, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

63

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial adviser.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2017 and held through April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2017 through April 30, 2018 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses
	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Capital Appreciation Fund
Class A	$1,000.00	$1,049.00	$5.28	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,044.80	9.23	1,015.77	9.10	1.82
Class I	1,000.00	1,050.60	3.76	1,021.12	3.71	0.74
Class R-3	1,000.00	1,047.60	6.75	1,018.20	6.66	1.33
Class R-5	1,000.00	1,050.60	3.91	1,020.98	3.86	0.77
Class R-6	1,000.00	1,050.90	3.41	1,021.47	3.36	0.67
Class Y (b)	1,000.00	1,037.60	4.58	1,019.74	5.11	1.02
International Stock Fund
Class A	1,000.00	1,023.00	7.27	1,017.60	7.25	1.45
Class C	1,000.00	1,019.10	11.01	1,013.88	10.99	2.20
Class I	1,000.00	1,024.40	5.77	1,019.09	5.76	1.15
Class R-3	1,000.00	1,021.50	8.52	1,016.36	8.50	1.70
Class R-5	1,000.00	1,024.60	5.77	1,019.09	5.76	1.15
Class R-6	1,000.00	1,024.50	5.27	1,019.59	5.26	1.05
Class Y (b)	1,000.00	1,031.80	6.50	1,017.60	7.25	1.45
Tactical Allocation Fund
Class A	1,000.00	1,012.70	5.84	1,018.99	5.86	1.17
Class C	1,000.00	1,008.70	9.56	1,015.27	9.59	1.92
Class I	1,000.00	1,013.70	4.34	1,020.48	4.36	0.87
Class R-3	1,000.00	1,011.10	7.08	1,017.75	7.10	1.42
Class R-5	1,000.00	1,014.60	4.35	1,020.48	4.36	0.87
Class R-6	1,000.00	1,014.60	3.85	1,020.98	3.86	0.77
Class Y (b)	1,000.00	1,011.00	5.19	1,018.99	5.86	1.17
Growth & Income Fund
Class A	1,000.00	1,038.30	4.90	1,019.98	4.86	0.97
Class C	1,000.00	1,034.90	8.78	1,016.17	8.70	1.74
Class I	1,000.00	1,039.60	3.64	1,021.22	3.61	0.72
Class R-3	1,000.00	1,036.50	6.72	1,018.20	6.66	1.33
Class R-5	1,000.00	1,039.90	3.69	1,021.17	3.66	0.73
Class R-6	1,000.00	1,040.10	3.24	1,021.62	3.21	0.64
Class Y (b)	1,000.00	1,030.30	5.60	1,018.60	6.26	1.25
Mid Cap Growth Fund
Class A	1,000.00	1,054.20	5.25	1,019.69	5.16	1.03
Class C	1,000.00	1,050.50	8.90	1,016.12	8.75	1.75
Class I	1,000.00	1,055.80	3.72	1,021.17	3.66	0.73
Class R-3	1,000.00	1,052.60	6.77	1,018.20	6.66	1.33
Class R-5	1,000.00	1,056.00	3.67	1,021.22	3.61	0.72
Class R-6	1,000.00	1,056.20	3.36	1,021.52	3.31	0.66
Class Y (b)	1,000.00	1,029.30	5.59	1,018.60	6.26	1.25

64

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2018

		Actual expenses		Hypothetical expenses
	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Mid Cap Stock Fund
Class A	$1,000.00	$1,021.30	$6.06	$1,018.79	$6.06	1.21%
Class C	1,000.00	1,017.30	10.00	1,014.88	9.99	2.00
Class I	1,000.00	1,022.80	4.76	1,020.08	4.76	0.95
Class R-3	1,000.00	1,019.90	7.51	1,017.36	7.50	1.50
Class R-5	1,000.00	1,022.70	4.76	1,020.08	4.76	0.95
Class R-6	1,000.00	1,023.20	4.26	1,020.58	4.26	0.85
Class Y (b)	1,000.00	1,012.80	5.55	1,018.60	6.26	1.25
Small Cap Growth Fund
Class A	1,000.00	1,046.60	5.48	1,019.44	5.41	1.08
Class C	1,000.00	1,042.90	8.91	1,016.07	8.80	1.76
Class I	1,000.00	1,048.30	3.81	1,021.08	3.76	0.75
Class R-3	1,000.00	1,045.20	6.64	1,018.30	6.56	1.31
Class R-5	1,000.00	1,048.10	3.86	1,021.03	3.81	0.76
Class R-6	1,000.00	1,048.80	3.30	1,021.57	3.26	0.65
Class Y (b)	1,000.00	1,034.70	5.61	1,018.60	6.26	1.25
Smaller Company Fund
Class A	1,000.00	1,039.20	6.32	1,018.60	6.26	1.25
Class C	1,000.00	1,035.40	10.09	1,014.88	9.99	2.00
Class I	1,000.00	1,041.50	4.81	1,020.08	4.76	0.95
Class R-3	1,000.00	1,037.90	7.58	1,017.36	7.50	1.50
Class R-5	1,000.00	1,041.40	4.81	1,020.08	4.76	0.95
Class R-6	1,000.00	1,041.90	4.30	1,020.58	4.26	0.85
Class Y (b)	1,000.00	1,032.50	5.60	1,018.60	6.26	1.25
International Fund
Class A (b)	1,000.00	1,016.10	6.45	1,017.60	7.25	1.45
Class C (b)	1,000.00	1,012.90	9.77	1,013.88	10.99	2.20
Class I	1,000.00	1,012.40	5.29	1,019.54	5.31	1.06
Class R-3 (b)	1,000.00	1,014.90	7.55	1,016.36	8.50	1.70
Class R-5 (b)	1,000.00	1,017.40	5.12	1,019.09	5.76	1.15
Class R-6 (b)	1,000.00	1,017.90	4.67	1,019.59	5.26	1.05
Class Y (b)	1,000.00	1,016.10	6.45	1,017.60	7.25	1.45
Mid Cap Fund
Class A (b)	1,000.00	1,014.40	5.15	1,019.04	5.81	1.16
Class C (b)	1,000.00	1,011.10	8.47	1,015.32	9.54	1.91
Class I	1,000.00	1,036.40	4.85	1,020.03	4.81	0.96
Class R-3 (b)	1,000.00	1,012.20	6.75	1,017.26	7.60	1.52
Class R-5 (b)	1,000.00	1,014.40	5.11	1,019.09	5.76	1.15
Class R-6 (b)	1,000.00	1,014.90	4.27	1,020.03	4.81	0.96
Class Y (b)	1,000.00	1,014.30	5.42	1,018.74	6.11	1.22
Small Cap Fund
Class A (b)	1,000.00	1,034.00	5.61	1,018.60	6.26	1.25
Class C (b)	1,000.00	1,030.70	8.96	1,014.88	9.99	2.00
Class I	1,000.00	1,046.00	4.87	1,020.03	4.81	0.96
Class R-3 (b)	1,000.00	1,032.90	6.73	1,017.36	7.50	1.50
Class R-5 (b)	1,000.00	1,035.40	4.26	1,020.08	4.76	0.95
Class R-6 (b)	1,000.00	1,035.80	3.82	1,020.58	4.26	0.85
Class Y (b)	1,000.00	1,034.00	5.61	1,018.60	6.26	1.25
Core Bond Fund
Class A (b)	1,000.00	982.60	3.50	1,020.83	4.01	0.80
Class C (b)	1,000.00	979.60	6.77	1,017.11	7.75	1.55
Class I	1,000.00	986.10	1.97	1,022.81	2.01	0.40
Class R-3 (b)	1,000.00	982.10	4.59	1,019.59	5.26	1.05
Class R-5 (b)	1,000.00	984.00	2.19	1,022.32	2.51	0.50
Class R-6 (b)	1,000.00	984.40	1.75	1,022.81	2.01	0.40
Class Y	1,000.00	983.50	3.93	1,020.83	4.01	0.80

65

Understanding Your Ongoing Costs

(UNAUDITED)	04.30.2018

		Actual expenses		Hypothetical expenses
	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Core Plus Bond Fund
Class A (b)	$ 1,000.00	$ 981.20	$ 3.50	$ 1,020.83	$ 4.01	0.80%
Class C (b)	1,000.00	977.80	6.76	1,017.11	7.75	1.55
Class I	1,000.00	983.60	1.97	1,022.81	2.01	0.40
Class R-3 (b)	1,000.00	980.10	4.59	1,019.59	5.26	1.05
Class R-5 (b)	1,000.00	982.30	2.19	1,022.32	2.51	0.50
Class R-6 (b)	1,000.00	983.00	1.75	1,022.81	2.01	0.40
Class Y	1,000.00	981.60	3.93	1,020.83	4.01	0.80
Unconstrained Bond Fund
Class A (b)	1,000.00	989.10	3.51	1,020.83	4.01	0.80
Class C (b)	1,000.00	986.30	6.79	1,017.11	7.75	1.55
Class I	1,000.00	988.40	2.47	1,022.32	2.51	0.50
Class R-3 (b)	1,000.00	988.10	4.60	1,019.59	5.26	1.05
Class R-5 (b)	1,000.00	990.10	2.19	1,022.32	2.51	0.50
Class R-6 (b)	1,000.00	990.40	1.76	1,022.81	2.01	0.40
Class Y	1,000.00	988.00	3.94	1,020.83	4.01	0.80

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

(b) Share class commenced operations as of the close of business on November 20, 2017. Actual expenses information is presented for the period from November 21, 2017 to April 30, 2018 (161 days).

66

Approval of Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Overview  |  At a meeting held on November 16-17, 2017, the Boards of Trustees of Carillon Series Trust (the “Trust”), including its independent members (together, the “Board” or the “Trustees”), approved an investment subadvisory agreement (the “Subadvisory Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and Scout Investments, Inc. (“Scout”), appointing Scout as the subadviser to the Carillon Eagle Smaller Company Fund (“Eagle Small Cap Fund”), a series of the Trust. The Board also approved an amendment to the investment advisory agreement between Carillon and the Trust (the “Carillon Amendment”) and an amendment to the subadvisory agreement between Carillon and Scout (the “Scout Amendment,” and together with the Carillon Amendment, the “Amendments”), each with respect to the Carillon Scout Small Cap Fund, another series of the Trust.

In approving the Subadvisory Agreement, the Board considered information that had previously been provided by Carillon and Scout to the Board at its June 12, 2017 meeting in connection with the Board’s consideration of the subadvisory agreement between Carillon and Scout as it related to the Carillon Scout Small Cap Fund. In particular, the Board considered information relating to: (1) the subadvisory services proposed to be provided to the Carillon Scout Small Cap Fund; (2) the professional personnel proposed to be assigned primary responsibility for managing the Carillon Scout Small Cap Fund; (3) the financial condition of Scout; (4) the proposed subadvisory fee rate; (5) the performance of a mutual fund managed by Scout (the “Scout Fund”), which subsequently was reorganized into the Carillon Scout Small Cap Fund, and other accounts managed by Scout in the strategy of the Carillon Scout Small Cap Fund, net of fees (“Composite”) as compared to funds within the applicable Morningstar category (“Morningstar Category”), Lipper, Inc. category (“Lipper Category”) and a benchmark index; (6) the anticipated effect of growth and size on the Carillon Scout Small Cap Fund’s expenses; (7) Scout’s compliance program and any material compliance matters, as well as its trading activities; (8) benefits to be realized by Scout and its affiliates; (9) the estimated profitability of Scout under the subadvisory agreement; and (10) any other information Scout believed would be material to the Board’s consideration of the subadvisory agreement. The Board considered Carillon’s representation that this information had not changed with respect to the Carillon Scout Small Cap Fund and would not be materially different with respect to the Eagle Small Cap Fund. The Board also considered information regarding the subadvisory fee to be paid by Carillon to Scout under the Subadvisory Agreement.

In approving the Amendments, the Board considered that the Carillon Amendment would provide for the Carillon Scout Small Cap Fund to pay a lower investment advisory fee rate to Carillon. In addition, the Board considered that the Scout Amendment would provide for Carillon to pay a lower subadvisory fee rate to Scout. In each case, the Board considered that the services to be provided to the Carillon Scout Small Cap Fund would not change. The Board unanimously concluded that the terms of the Amendments were reasonable and fair and that the approval of the Amendments was in the best interests of the Carillon Scout Small Cap Fund.

Additional Considerations and Conclusions with Respect to the Subadvisory Agreement  |  Provided below is an overview of the primary factors the Board considered at its November 16-17 meeting at which the Board considered the approval of the Subadvisory Agreement. In determining whether to approve the Subadvisory Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of services to be provided to the Eagle Small Cap Fund; (2) the investment performance of the Composite and Scout Fund; (3) the estimated costs to be incurred by Scout and its affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) the fee to be paid under the subadvisory agreement; (6) whether the level of fees reflects economies of scale, if any, for the benefit of the Eagle Small Cap Fund’s investors; (7) comparisons of services and fees with contracts entered into by Scout with the Scout Fund and other clients (such as pension funds and other institutional investors); and (8) any other benefits derived by Scout from its relationship with the Eagle Small Cap Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of Carillon regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Subadvisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisers and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Subadvisory Agreement were reasonable and fair and that the approval of the Subadvisory Agreement was in the best interests of the Eagle Small Cap Fund.

Nature, Extent and Quality of Services  |  The Trustees considered that the Board previously had considered information regarding Scout’s principal business activities, its financial condition and overall capabilities to perform the services under the Subadvisory Agreement. The Trustees also considered that the Board previously had considered the background and experience of the personnel who would be assigned responsibility for managing the Eagle Small Cap Fund. The Trustees also considered that the Board previously had considered Scout’s infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration Carillon’s recommendation of Scout. The Board considered that Scout had represented that its financial condition was adequate to provide high quality advisory services and that its staffing levels were adequate. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Scout were appropriate for the Eagle Small Cap Fund in light of its investment objective, and, thus, supported a decision to approve the Subadvisory Agreement.

Investment Performance  |  The Trustees considered that the Board previously had considered comparisons of the performance of the Composite and Scout Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2017, relative to the performance of the relevant Morningstar Category, Lipper Category and benchmark index. In particular, the Board had considered that the Composite and the Scout Fund outperformed the Russell 2000 Growth Index, the Morningstar Category and the Lipper Category for the year-to-date, one-, three- and five-year periods.

Fees and Expenses  |  The Board considered that the proposed subadvisory fee rate payable by Carillon to Scout would be equal to the subadvisory fee rate currently paid by Carillon to Eagle and that the proposed subadvisory fee rate was higher than the average fee rate charged by Scout to the accounts within the Composite.

Costs, Profitability and Economies of Scale  |  In analyzing the cost of services and profitability of Scout, the Trustees considered that the Board previously had considered the estimated revenues to be earned and the expenses to be incurred by Scout. In particular, the Board had considered that, during the first quarter of 2017, Scout did not earn a profit with respect to the Scout Fund. The Board also considered that the proposed subadvisory fee rate was lower than the fee rate paid to Scout by the Scout Fund. The Board also considered that the subadvisory fee rate includes breakpoints as Fund assets grow, which reflects economies of scale for the benefit of the Fund’s investors.

Benefits  |  In evaluating compensation, the Trustees considered that the Board previously had considered other benefits that may be realized by Scout and its affiliates from their relationship with the Carillon Scout Small Cap Fund. In this connection, the Board had considered Scout’s representation that it expects to receive soft dollar services from broker-dealers that it selects to execute trades on behalf of the Carillon Scout Small Cap Fund, including brokerage services, proprietary research and third-party research.

67

Approval of Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Conclusions  |  Based on these considerations, the Board concluded with respect to the Eagle Small Cap Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Scout’s services; (2) the performance of the Composite and the Scout Fund, as applicable, was satisfactory in light of all the factors considered by the Board; (3) the fees payable under the Subadvisory Agreement and profits projected by Scout were reasonable in the context of all the factors considered by the Board; and (4) the proposed subadvisory fee rate structure provides the Fund’s shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined in its business judgment to approve the Subadvisory Agreement between Carillon and Scout.

Overview  |  At a meeting held on February 16, 2018, the Board of the Trust approved an amendment to the subadvisory agreement between Carillon and ClariVest Asset Management LLC (“ClariVest”) with respect to the Carillon ClariVest Capital Appreciation Fund (the “ClariVest Fund”), a series of the Trust (the “ClariVest Amendment”). The Board determined that it did not need to consider certain factors that it typically considers during its regular annual review of investment advisory agreements because the Board had reviewed, among other matters, the nature, extent and quality of services being provided to the Fund by ClariVest at the Board’s August 18, 2017 meeting. The Board considered Carillon’s representation that there had been no material changes to the information provided by Carillon or ClariVest in connection with the Board’s consideration of the ClariVest Fund’s investment advisory agreement and subadvisory agreement at that meeting.

In determining whether to approve the ClariVest Amendment, the Board considered that the ClariVest Amendment would provide for Carillon to pay a higher subadvisory fee rate to ClariVest. The Board also considered that, because Carillon pays ClariVest from the fee that Carillon receives from the Fund for acting as the ClariVest Fund’s investment adviser, the ClariVest Amendment would not result in any change in the t amount of investment advisory fees paid by the ClariVest Fund. In addition, the Board considered Carillon’s representation that the ClariVest Amendment would not result in any change or diminution in the nature or quality of services provided to the ClariVest Fund by Carillon or ClariVest. The Board unanimously concluded that the terms of the ClariVest Amendment were reasonable and fair and that the approval of the ClariVest Amendment was in the best interests of the ClariVest Fund.

68

Principal Risks

(UNAUDITED)

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The Carillon Cougar Tactical Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in underlying funds. Therefore, in this section, the term “fund” may include a fund, an underlying fund, or both a fund and an underlying fund.

Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Cougar Tactical Allocation Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Mid Cap Stock Fund	Carillon Eagle Small Cap Growth Fund	Carillon Eagle Smaller Company Fund
Call			X
Commodities			X
Credit			X
Credit ratings
Derivatives
Emerging markets			X
Equity securities	X	X	X	X	X	X	X	X
Fixed income market			X
Focused holdings			X	X
Foreign and emerging market securities		X	X	X
Fund of funds			X
Growth stocks	X	X	X	X	X	X	X
High-yield securities			X
Income
Inflation			X
Interest rates			X
Issuer
Leverage
Liquidity		X	X
Market and Stock Market	X	X	X	X	X	X	X	X
Market timing		X	X				X	X
Maturity
Mid-cap companies	X		X	X	X	X	X	X
Mortgage and asset-backed securities			X
Municipal securities			X
Other investments companies and ETFs		X	X
Portfolio turnover		X	X
Redemptions			X
Sectors	X				X		X
Short sale
Small-cap companies			X		X	X	X	X
U.S. Government securities and Government sponsored enterprises			X
Valuation
Value stocks			X	X		X		X

69

Principal Risks

(UNAUDITED)

Risk	Carillon Scout International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Call
Commodities
Credit				X	X	X
Credit ratings				X	X	X
Derivatives				X	X	X
Emerging markets	X	X	X			X
Equity securities	X	X	X
Fixed income market				X	X	X
Focused holdings			X
Foreign and emerging market securities	X	X	X	X	X	X
Fund of funds
Growth stocks	X	X	X
High-yield securities					X	X
Income				X	X	X
Inflation
Interest rates				X	X	X
Issuer				X	X	X
Leverage				X	X	X
Liquidity	X			X	X	X
Market and Stock Market	X	X	X
Market timing	X		X
Maturity				X	X	X
Mid-cap companies		X	X
Mortgage-and asset-backed securities				X	X	X
Municipal securities
Other investment companies and ETFs
Portfolio turnover	X	X		X	X	X
Redemptions				X	X	X
Sectors			X
Short sale						X
Small-cap companies		X	X
U.S. Government securities and Government sponsored enterprises
Valuation				X	X	X
Value stocks	X	X	X

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Commodities  |  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodities, such as gold, or in commodity-linked instruments, will subject a fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities. The value of commodity-linked instruments typically is based upon the price movements of underlying commodities and, therefore, may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price movements in other asset classes. There may also be an imperfect

70

Principal Risks

(UNAUDITED)

correlation between the value of commodity-linked instruments and the underlying assets. Investments in these types of instruments may subject a fund to additional expenses.

Credit  |  A fund could lose money if the issuer of a fixed income security is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a fund may decrease its value. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law.

Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit Ratings  |  Ratings by nationally recognized rating agencies represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Derivatives  |   Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Derivatives also involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund. Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; may affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or may otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company.

Emerging Markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Equity Securities  |  A fund’s equity securities investments are subject to stock market risk. Such investments may also expose a fund to additional risks:

•

Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•

Preferred Stocks. Preferred securities are subject to issuer-specific and stock market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•

Depositary Receipts. A fund may invest in securities issued by foreign companies through ADRs, GDRs and EDRs. These securities are subject to many of the risks inherent in investing in foreign securities, including, but

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Principal Risks

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not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt.

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REITs. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses.

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Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Fixed income market  |  Fixed income market risk is the risk that the prices of, and the income generated by, fixed income securities held by a fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Floating rate securities  |  Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a fund holds floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the fund’s shares.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other more diversified funds, the increase or decrease of the value of a single security may have a greater impact on the fund’s NAV and total return when compared to other diversified funds.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

Fund of funds  |  Because investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act and the rules thereunder if the Tactical Allocation Fund is unable to rely on an ETF’s exemptive order permitting unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, the fund may be unable to allocate its investments in the manner the subadviser considers prudent, or the subadviser may have to select an investment other than that which the subadviser considers suitable.

Because the Tactical Allocation Fund invests principally in underlying funds, and the fund’s performance is directly related to the performance of such underlying funds, the ability of the fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives. The investment techniques and risk analysis used by the fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Income  |  A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies, thus causing the purchasing power not to keep pace with inflation.

Interest rates  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For

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Principal Risks

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example, if a bond has a duration of five years, a 1% increase in interest rates could be expected to result in a 5% decrease in the value of the bond. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the fund. During periods of very low or negative interest rates, a fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Issuer  |  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage  |  Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that a fund may use may create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker- dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Market and Stock Market  |  Markets may at times be volatile and the value of a fund’s stock holdings may decline in price, sometimes significantly and/ or rapidly, because of changes in prices of its holdings or a broad stock market decline. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse political, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial market , and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc. (the “Manager”) and transfer agent of the Funds can detect all market timing activities.

Maturity  |  A Fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal, or a delay in the repayment of principal. The reduced value of the fund’s securities

73

Principal Risks

(UNAUDITED)

and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies, including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Short sales  |  A short sale creates the risk of a loss if the price of the underlying security increases, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government

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Principal Risks

(UNAUDITED)

sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to credit risk.

Valuation  |  Securities held by a fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s

Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

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Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Carillon Fund Services at 800.421.4184 or carillontower.com or your financial adviser for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commissions’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at carillontower.com or by accessing the Commission’s website at www.sec.gov.

880 Carillon Parkway | St. Petersburg, FL 33716 | 800.421.4184 | carillontower.com

Carillon Fund Distributors, Inc. , Member FINRA

Not FDIC Insured	May Lose Value	No Bank Guarantee

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item. The procedures by which shareholders may recommend nominees to the Board are included in the Nominating Committee Charter for the Trust.

Item 11. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust have concluded that such disclosure controls and procedures are effective as of June 25, 2018.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Carillon Series Trust that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST

Date: June 25, 2018

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 25, 2018	CARILLON SERIES TRUST

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 25, 2018

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer